UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22542

SSGA ACTIVE TRUST

(Exact name of registrant as specified in charter)

ONE IRON STREET

BOSTON, MASSACHUSETTS 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	W. John McGuire, Esq. Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: June 30

Date of reporting period: September 30, 2018

Item 1.	Schedule of Investments.

Quarterly Report
September 30, 2018
SSGA Active Trust
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

SPDR SSGA MULTI-ASSET REAL RETURN ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9%
COMMODITIES — 22.5%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF (a)	1,759,677	$ 33,029,137
INFLATION LINKED — 13.5%
SPDR Bloomberg Barclays TIPS ETF (b)	365,592	19,913,796
INTERNATIONAL EQUITY — 9.7%
SPDR S&P Global Infrastructure ETF (b)	294,756	14,269,138
INTERNATIONAL FIXED INCOME — 5.8%
SPDR FTSE International Government Inflation-Protected Bond ETF (b)	163,042	8,579,270
NATURAL RESOURCES — 37.4%
Invesco Global Agriculture ETF	106,686	2,964,804
SPDR S&P Global Natural Resources ETF (b)	705,093	35,649,502
SPDR S&P Metals & Mining ETF (a)(b)	171,339	5,852,940
SPDR S&P Oil & Gas Equipment & Services ETF (a)(b)	187,252	3,130,854
The Energy Select Sector SPDR Fund (b)	97,714	7,400,858
		54,998,958
REAL ESTATE — 11.0%
SPDR Dow Jones International Real Estate ETF (a)(b)	223,803	8,560,465
SPDR Dow Jones REIT ETF (a)(b)	81,900	7,637,175
		16,197,640
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $143,392,991)		146,987,939
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 4.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c)(d)	116,767	$ 116,767
State Street Navigator Securities Lending Government Money Market Portfolio (c)(e)	6,656,068	6,656,068
TOTAL SHORT-TERM INVESTMENTS (Cost $6,772,835)		$ 6,772,835
TOTAL INVESTMENTS—104.5% (Cost $150,165,826)		153,760,774
LIABILITIES IN EXCESS OF OTHER ASSETS—(4.5)%		(6,632,145)
NET ASSETS—100.0%		$ 147,128,629

(a)	All or a portion of the shares of the security are on loan at September 30, 2018.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Commodities	$ 33,029,137	$—	$—	$ 33,029,137
Inflation Linked	19,913,796	—	—	19,913,796
International Equity	14,269,138	—	—	14,269,138
International Fixed Income	8,579,270	—	—	8,579,270
Natural Resources	54,998,958	—	—	54,998,958
Real Estate	16,197,640	—	—	16,197,640
Short-Term Investments	6,772,835	—	—	6,772,835
TOTAL INVESTMENTS	$153,760,774	$—	$—	$153,760,774
See accompanying notes to schedules of investments.

SPDR SSGA MULTI-ASSET REAL RETURN ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays TIPS ETF	381,395	$ 21,178,864	$ 1,324,030	$ 2,176,377	$ (54,194)	$ (358,527)	365,592	$ 19,913,796	$223,117	$—
SPDR Dow Jones International Real Estate ETF	219,619	8,595,887	362,786	203,803	(2,671)	(191,734)	223,803	8,560,465	89,435	—
SPDR Dow Jones REIT ETF	55,830	5,245,787	2,827,357	310,218	12,599	(138,350)	81,900	7,637,175	95,233	—
SPDR FTSE International Government Inflation-Protected Bond ETF	160,079	8,682,685	310,016	157,105	(8,861)	(247,465)	163,042	8,579,270	103,508	—
SPDR S&P Global Infrastructure ETF	214,010	10,552,534	4,636,237	688,071	7,308	(238,870)	294,756	14,269,138	—	—
SPDR S&P Global Natural Resources ETF	748,533	37,486,532	1,670,945	3,790,523	(84,571)	367,119	705,093	35,649,502	—	—
SPDR S&P Metals & Mining ETF	153,827	5,456,244	654,987	54,338	15,306	(219,259)	171,339	5,852,940	12,555	—
SPDR S&P Oil & Gas Equipment & Services ETF	172,636	2,927,906	257,581	27,750	2,161	(29,044)	187,252	3,130,854	4,460	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	12,678	12,678	782,725	678,636	—	—	116,767	116,767	568	—
State Street Navigator Securities Lending Government Money Market Portfolio	7,809,131	7,809,131	62,148,604	63,301,667	—	—	6,656,068	6,656,068	53,023	—
The Energy Select Sector SPDR Fund	95,071	7,219,692	262,476	66,181	7,878	(23,007)	97,714	7,400,858	50,143	—
Total		$115,167,940	$75,237,744	$71,454,669	$(105,045)	$(1,079,137)		$117,766,833	$632,042	$—
See accompanying notes to schedules of investments.

SPDR SSGA INCOME ALLOCATION ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.5%
DOMESTIC EQUITY — 30.2%
Invesco KBW Premium Yield Equity REIT ETF	107,071	$ 3,625,424
iShares Mortgage Real Estate ETF (a)	95,000	4,138,200
SPDR Portfolio S&P 500 High Dividend ETF (a)(b)	415,413	15,584,219
SPDR Wells Fargo Preferred Stock ETF (b)	108,842	4,639,934
		27,987,777
DOMESTIC FIXED INCOME — 43.4%
SPDR Blackstone / GSO Senior Loan ETF (b)	198,198	9,384,675
SPDR Bloomberg Barclays Convertible Securities ETF (b)	87,624	4,726,439
SPDR Bloomberg Barclays High Yield Bond ETF (a)(b)	286,963	10,345,016
SPDR Portfolio Long Term Corporate Bond ETF (b)	178,767	4,678,332
SPDR Portfolio Long Term Treasury ETF (b)	328,136	11,090,997
		40,225,459
INFLATION LINKED — 4.5%
SPDR Bloomberg Barclays TIPS ETF (b)	76,921	4,189,887
INTERNATIONAL EQUITY — 11.1%
SPDR S&P Global Infrastructure ETF (a)(b)	95,776	4,636,516
SPDR S&P International Dividend ETF (b)	123,636	4,687,041
SPDR STOXX Europe 50 ETF (b)	28,470	956,592
		10,280,149
INTERNATIONAL FIXED INCOME — 10.3%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (a)(b)	365,199	9,608,386
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $94,037,080)		92,291,658
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 16.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c)(d)	337,506	$ 337,506
State Street Navigator Securities Lending Government Money Market Portfolio (c)(e)	15,076,242	15,076,242
TOTAL SHORT-TERM INVESTMENTS (Cost $15,413,748)		$ 15,413,748
TOTAL INVESTMENTS—116.1% (Cost $109,450,828)		107,705,406
LIABILITIES IN EXCESS OF OTHER ASSETS—(16.1)%		(14,962,131)
NET ASSETS—100.0%		$ 92,743,275

(a)	All or a portion of the shares of the security are on loan at September 30, 2018.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$ 27,987,777	$—	$—	$ 27,987,777
Domestic Fixed Income	40,225,459	—	—	40,225,459
Inflation Linked	4,189,887	—	—	4,189,887
See accompanying notes to schedules of investments.

SPDR SSGA INCOME ALLOCATION ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
International Equity	$ 10,280,149	$—	$—	$ 10,280,149
International Fixed Income	9,608,386	—	—	9,608,386
Short-Term Investments	15,413,748	—	—	15,413,748
TOTAL INVESTMENTS	$107,705,406	$—	$—	$107,705,406
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
SPDR Blackstone / GSO Senior Loan ETF	—	$ —	$ 9,349,991	$ —	$ —	$ 34,684	198,198	$ 9,384,675	$ —	$—
SPDR Bloomberg Barclays Convertible Securities ETF	87,008	4,613,164	41,020	7,925	464	79,716	87,624	4,726,439	24,202	—
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	169,930	4,581,313	5,031,683	—	—	(4,610)	365,199	9,608,386	53,988	—
SPDR Bloomberg Barclays High Yield Bond ETF	233,882	8,298,133	1,904,793	—	—	142,090	286,963	10,345,016	121,593	—
SPDR Bloomberg Barclays Long Term Corporate Bond ETF	359,992	9,402,991	72,059	4,827,205	(186,713)	217,200	178,767	4,678,332	103,515	—
SPDR Bloomberg Barclays TIPS ETF	85,518	4,748,815	83,146	554,507	(15,962)	(71,605)	76,921	4,189,887	48,711	—
SPDR Dow Jones International Real Estate ETF	87,581	3,427,920	68,649	3,453,599	(109,328)	66,358	—	—	—	—
SPDR Dow Jones REIT ETF	27,950	2,626,182	—	2,694,037	540,341	(472,486)	—	—	—	—
SPDR MSCI Emerging Markets StrategicFactors ETF	89,470	5,308,255	—	5,191,851	464,242	(580,646)	—	—	—	—
SPDR Portfolio Intermediate Term Corporate Bond ETF	85,069	2,831,947	1,869,296	4,697,697	(20,845)	17,299	—	—	31,950	—
SPDR Portfolio Long Term Treasury ETF	191,485	6,707,624	4,708,643	—	—	(325,270)	328,136	11,090,997	50,551	—
SPDR Portfolio S&P 500 High Dividend ETF	—	—	15,953,936	—	—	(369,717)	415,413	15,584,219	187,231	—
SPDR S&P Dividend ETF	150,116	13,915,753	575,108	15,425,618	3,000,015	(2,065,258)	—	—	—	—
SPDR S&P Global Infrastructure ETF	98,391	4,851,522	111,037	243,791	(17,526)	(64,726)	95,776	4,636,516	—	—
SPDR S&P International Dividend ETF	214,263	8,208,416	102,213	3,623,290	(5,403)	5,105	123,636	4,687,041	34,463	—
SPDR STOXX Europe 50 ETF	81,394	2,720,993	17,759	1,765,284	(54,137)	37,261	28,470	956,592	4,765	—
SPDR Wells Fargo Preferred Stock ETF	108,376	4,711,105	105,083	85,986	(4,847)	(85,421)	108,842	4,639,934	65,048	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	1,265,580	928,074	—	—	337,506	337,506	2,574	—
State Street Navigator Securities Lending Government Money Market Portfolio	12,183,127	12,183,127	56,499,918	53,606,803	—	—	15,076,242	15,076,242	27,646	—
The Energy Select Sector SPDR Fund	24,486	1,859,467	—	1,832,828	(51,046)	24,407	—	—	—	—
The Industrial Select Sector SPDR Fund	24,633	1,764,462	63,414	1,995,009	110,507	56,626	—	—	—	—
The Technology Select Sector SPDR Fund	26,269	1,824,907	—	1,943,352	704,034	(585,589)	—	—	—	—
Total		$104,586,096	$97,823,328	$102,876,856	$4,353,796	$(3,944,582)		$99,941,782	$756,237	$—
See accompanying notes to schedules of investments.

SPDR SSGA GLOBAL ALLOCATION ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 92.5%
COMMODITIES — 4.1%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	573,945	$ 10,772,948
DOMESTIC EQUITY — 37.0%
SPDR Portfolio Small Cap ETF (a)(b)	229,387	7,624,824
SPDR S&P 500 ETF Trust (a)	232,414	67,567,398
SPDR S&P MidCap 400 ETF Trust (a)(b)	13,928	5,117,983
The Consumer Discretionary Select Sector SPDR Fund (a)	47,253	5,538,996
The Industrial Select Sector SPDR Fund (a)	66,102	5,182,397
The Technology Select Sector SPDR Fund (a)	69,873	5,263,533
		96,295,131
DOMESTIC FIXED INCOME — 16.0%
SPDR Bloomberg Barclays High Yield Bond ETF (a)(b)	431,467	15,554,385
SPDR Bloomberg Barclays Intermediate Term Treasury ETF (a)(b)	89,819	5,224,771
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (a)	190,993	5,269,497
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)(b)	158,066	5,263,598
SPDR Portfolio Long Term Treasury ETF (a)	303,237	10,249,411
		41,561,662
INFLATION LINKED — 5.0%
SPDR Bloomberg Barclays TIPS ETF (a)	237,973	12,962,389
INTERNATIONAL EQUITY — 23.5%
SPDR Portfolio Developed World ex-US ETF (a)	1,382,444	42,537,802
SPDR Portfolio Emerging Markets ETF (a)	307,096	10,696,154
SPDR S&P International Small Cap ETF (a)	227,145	7,804,702
		61,038,658
INTERNATIONAL FIXED INCOME — 3.0%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (a)	94,947	2,498,056
Security Description	Shares	Value
SPDR Bloomberg Barclays International Corporate Bond ETF (a)(b)	154,387	$ 5,185,859
		7,683,915
REAL ESTATE — 3.9%
SPDR Dow Jones International Real Estate ETF (a)(b)	134,411	5,141,221
SPDR Dow Jones REIT ETF (a)(b)	53,458	4,984,958
		10,126,179
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $214,523,355)		240,440,882
SHORT-TERM INVESTMENTS — 15.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c)(d)	18,659,876	18,659,876
State Street Navigator Securities Lending Government Money Market Portfolio (c)(e)	21,698,482	21,698,482
TOTAL SHORT-TERM INVESTMENTS (Cost $40,358,358)		$ 40,358,358
TOTAL INVESTMENTS—108.0% (Cost $254,881,713)		280,799,240
LIABILITIES IN EXCESS OF OTHER ASSETS—(8.0)%		(20,755,489)
NET ASSETS—100.0%		$ 260,043,751

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to schedules of investments.

SPDR SSGA GLOBAL ALLOCATION ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Commodities	$ 10,772,948	$—	$—	$ 10,772,948
Domestic Equity	96,295,131	—	—	96,295,131
Domestic Fixed Income	41,561,662	—	—	41,561,662
Inflation Linked	12,962,389	—	—	12,962,389
International Equity	61,038,658	—	—	61,038,658
International Fixed Income	7,683,915	—	—	7,683,915
Real Estate	10,126,179	—	—	10,126,179
Short-Term Investments	40,358,358	—	—	40,358,358
TOTAL INVESTMENTS	$280,799,240	$—	$—	$280,799,240
See accompanying notes to schedules of investments.

SPDR SSGA GLOBAL ALLOCATION ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	92,904	$ 2,504,692	$ 53,752	$ —	$ —	$ (60,388)	94,947	$ 2,498,056	$ 29,200	$—
SPDR Bloomberg Barclays High Yield Bond ETF	143,202	5,080,807	10,344,522	—	—	129,056	431,467	15,554,385	95,011	—
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	87,887	5,158,088	112,384	—	—	(45,701)	89,819	5,224,771	28,788	—
SPDR Bloomberg Barclays International Corporate Bond ETF	151,066	5,109,052	111,552	—	—	(34,745)	154,387	5,185,859	9,134	—
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	186,886	5,100,119	113,312	—	—	56,066	190,993	5,269,497	71,315	—
SPDR Bloomberg Barclays TIPS ETF	232,855	12,930,438	278,777	—	—	(246,826)	237,973	12,962,389	133,188	—
SPDR Dow Jones International Real Estate ETF	63,705	2,493,414	2,719,763	—	—	(71,956)	134,411	5,141,221	52,557	—
SPDR Dow Jones REIT ETF	—	—	5,154,691	—	—	(169,733)	53,458	4,984,958	60,825	—
SPDR Portfolio DevelopedWorld ex-US ETF	1,519,455	46,191,432	2,013,502	6,212,438	565,738	(20,432)	1,382,444	42,537,802	—	—
SPDR Portfolio Emerging Markets ETF	545,940	19,293,520	230,087	8,432,942	(76,918)	(317,593)	307,096	10,696,154	—	—
SPDR Portfolio Intermediate Term Corporate Bond ETF	154,667	5,148,865	113,186	—	—	1,547	158,066	5,263,598	40,315	—
SPDR Portfolio Long Term Treasury ETF	149,332	5,231,025	5,392,481	—	—	(374,095)	303,237	10,249,411	59,186	—
SPDR Portfolio Small Cap ETF	233,351	7,532,570	164,039	299,985	41,824	186,376	229,387	7,624,824	31,005	—
SPDR S&P 500 ETF Trust	230,121	62,427,225	2,563,822	1,871,061	29,238	4,418,174	232,414	67,567,398	300,783	—
SPDR S&P International Small Cap ETF	212,042	7,277,281	518,375	—	—	9,046	227,145	7,804,702	—	—
SPDR S&P MidCap 400 ETF Trust	14,060	4,991,581	110,239	159,738	16,857	159,044	13,928	5,117,983	14,390	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	19,809,280	19,809,280	5,657,688	6,807,092	—	—	18,659,876	18,659,876	110,330	—
State Street Navigator Securities Lending Government Money Market Portfolio	8,492,442	8,492,442	89,207,977	76,001,937	—	—	21,698,482	21,698,482	57,782	—
The Consumer Discretionary Select Sector SPDR Fund	—	—	5,389,291	—	—	149,705	47,253	5,538,996	16,239	—
The Energy Select Sector SPDR Fund	66,339	5,037,784	—	4,965,221	(137,619)	65,056	—	—	—	—
The Industrial Select Sector SPDR Fund	66,988	4,798,351	111,484	179,402	8,150	443,814	66,102	5,182,397	24,826	—
The Technology Select Sector SPDR Fund	71,494	4,966,688	113,221	230,603	53,610	360,617	69,873	5,263,533	17,391	—
Total		$239,574,654	$130,474,145	$105,160,419	$ 500,880	$4,637,032		$270,026,292	$1,152,265	$—
See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

SPDR Blackstone / GSO Senior Loan ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the Blackstone / GSO Senior Loan Portfolio. The schedule of investments for the Blackstone / GSO Senior Loan Portfolio follows.
Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 93.0% (a)
ADVERTISING SERVICES — 0.0% (b)
AppLovin Corp. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.75%, 6.06%, 8/15/2025	$ 1,804,124	$ 1,827,803
AEROSPACE & DEFENSE — 2.6%
DAE Aviation Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 5.99%, 7/7/2022	12,528,449	12,611,639
Engility Corp. Senior Secured Term Loan B2, 1 Month USD LIBOR + 2.75%, 4.99%, 8/12/2023	5,371,762	5,395,263
MacDonald Dettwiler & Associates, Ltd. Senior Secured Term Loan B, 1 Month USD LIBOR + 2.75%, 5.15%, 10/4/2024	16,101,301	15,873,146
TransDigm, Inc.:
Senior Secured 2018 Term Loan E, 1 Month USD LIBOR + 2.50%, 4.74%, 5/30/2025	28,266,217	28,378,999
Senior Secured 2018 Term Loan F, 1 Month USD LIBOR + 2.50%, 4.74%, 6/9/2023	18,413,612	18,501,905
Senior Secured 2018 Term Loan G, 1 Month USD LIBOR + 2.50%, 4.74%, 8/22/2024	8,896,725	8,933,646
		89,694,598
AIRLINES — 0.1%
American Airlines, Inc. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 1.75%, 3.98%, 6/27/2025	5,000,000	4,912,950
Security Description	Principal Amount	Value
AUTO COMPONENTS — 0.7%
USI, Inc. Senior Secured 2017 Repriced Term Loan, 3 Month USD LIBOR + 3.00%, 5.39%, 5/16/2024	$ 25,000,081	$ 25,040,706
AUTOMOBILES — 0.2%
American Axle & Manufacturing, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 2.25%, 4.47%, 4/6/2024	4,311,225	4,318,230
TI Group Automotive Systems LLC Senior Secured 2015 USD Term Loan, 1 Month USD LIBOR + 2.50%, 4.74%, 6/30/2022	1,671,754	1,679,486
		5,997,716
BUILDING PRODUCTS — 0.7%
AZEK Co. LLC Senior Secured 2017 Term Loan, 6 Month USD LIBOR + 3.75%, 6.25%, 5/3/2024	1,989,899	2,007,320
Builders FirstSource, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.00%, 5.39%, 2/29/2024	4,912,060	4,926,895
SRS Distribution, Inc. Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 5.44%, 5/23/2025	16,727,273	16,634,938
		23,569,153
CAPITAL MARKETS — 0.6%
Duff & Phelps Corp. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.49%, 2/13/2025	15,301,894	15,331,962
LPL Holdings, Inc. Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 2.25%, 4.42%, 9/23/2024	1,627,557	1,638,754
Victory Capital Holdings, Inc. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 2.75%, 5.12%, 2/12/2025	2,935,010	2,949,686
		19,920,402

See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
CHEMICALS — 2.9%
Alpha 3 B.V. Senior Secured 2017 Term Loan B1, 3 Month USD LIBOR + 3.00%, 5.39%, 1/31/2024	$ 4,301,071	$ 4,332,254
Avantor, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 4.00%, 6.24%, 11/21/2024	21,982,935	22,276,627
Composite Resins Holding B.V. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.25%, 6.35%, 8/1/2025	14,962,500	15,074,719
GrafTech Finance, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 5.74%, 2/12/2025	17,762,175	17,906,493
LTI Holdings, Inc. Senior Secured 2018 Add On 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 5.74%, 9/6/2025	13,223,140	13,292,033
PQ Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.50%, 4.74%, 2/8/2025	2,624,868	2,631,023
Starfruit Finco B.V. Senior Secured 2018 USD Term Loan B, 3.25%, 9/20/2025	22,985,075	23,109,539
Vantage Specialty Chemicals, Inc. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 4.00%, 6.24%, 10/28/2024	233,786	235,199
		98,857,887
COMMERCIAL SERVICES & SUPPLIES — 8.9%
Advanced Disposal Services, Inc. Senior Secured Term Loan B3, 1 Week USD LIBOR + 2.25%, 4.41%, 11/10/2023	4,357,339	4,377,775
Allied Universal Holdco LLC Senior Secured 2015 Term Loan, 3 Month USD LIBOR + 3.75%, 6.14%, 7/28/2022	32,019,158	31,598,907
Ancestry.com Operations, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.50%, 10/19/2023	8,622,091	8,670,633
Asurion LLC:
Security Description	Principal Amount	Value
Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 6.50%, 8.74%, 8/4/2025	$ 60,082,345	$ 61,866,189
Senior Secured 2017 Term Loan B4, 1 Month USD LIBOR + 3.00%, 5.24%, 8/4/2022	4,994,416	5,041,238
Senior Secured 2018 Term Loan B6, 1 Month USD LIBOR + 3.00%, 5.24%, 11/3/2023	13,652,419	13,769,762
Senior Secured 2018 Term Loan B7, 1 Month USD LIBOR + 3.00%, 5.24%, 11/3/2024	22,778,306	22,965,202
Belron S.A. Senior Secured USD Term Loan B, 3 Month USD LIBOR + 2.50%, 4.84%, 11/7/2024	4,413,914	4,444,259
BrightView Landscapes LLC Senior Secured 2018 1st Lien Term Loan B, 3 Month USD LIBOR + 2.50%, 4.69%, 8/15/2025	3,076,923	3,096,631
Equian LLC Senior Secured Add on Term Loan B, 1 Month USD LIBOR + 3.25%, 5.46%, 5/20/2024	4,392,866	4,419,641
GFL Environmental, Inc. Senior Secured 2018 USD Term Loan B, 3 Month USD LIBOR + 2.75%, 5.14%, 5/30/2025	8,592,006	8,613,486
KAR Auction Services, Inc.:
Senior Secured Term Loan B4, 3 Month USD LIBOR + 2.25%, 4.69%, 3/11/2021 (c)	1,814,134	1,823,204
Senior Secured Term Loan B5, 3 Month USD LIBOR + 2.50%, 4.94%, 3/9/2023	1,486,730	1,496,022
KUEHG Corp. Senior Secured 2018 Incremental Term Loan, 3.75%, 2/21/2025	7,378,796	7,429,525
Learning Care Group, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.42%, 3/13/2025	10,061,798	10,099,530
Lineage Logistics Holdings LLC Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 3.00%, 5.24%, 2/27/2025	16,755,181	16,758,700

See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Packers Holdings LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.39%, 12/4/2024	$ 7,852,057	$ 7,865,131
Prime Security Services Borrower LLC Senior Secured 2016 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 4.99%, 5/2/2022	29,645,916	29,817,270
Prometric Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.25%, 1/29/2025	2,907,468	2,914,140
Southern Graphics, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.47%, 12/31/2022	18,765,604	18,803,135
SSH Group Holdings, Inc. Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.25%, 6.59%, 7/30/2025	7,407,407	7,481,481
TruGreen, Ltd. Partnership Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 4.00%, 6.13%, 4/13/2023	728,834	737,489
Verscend Holding Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.50%, 6.74%, 8/27/2025	21,875,000	22,098,344
VT Buyer Acquisition Corp.:
Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 6.09%, 8/1/2025 (c)	7,441,860	7,497,674
Senior Secured 2018 Delayed Draw Term Loan, 3 Month USD LIBOR + 3.75%, 6.14%, 8/1/2025	1,860,465	1,874,419
		305,559,787
COMMUNICATIONS EQUIPMENT — 1.0%
Arris Group, Inc. Senior Secured 2017 Repriced Term Loan, 1 Month USD LIBOR + 2.25%, 4.49%, 4/26/2024 (c)	1,950,495	1,957,205
Avaya, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.25%, 6.41%, 12/15/2024	21,744,831	21,964,019
Security Description	Principal Amount	Value
Riverbed Technology, Inc. Senior Secured 2016 Term Loan, 1 Month USD LIBOR + 3.25%, 5.50%, 4/24/2022	$ 8,929,257	$ 8,928,721
		32,849,945
COMPUTER SERVICES — 0.6%
Genuine Financial Holdings LLC Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 6.14%, 7/12/2025	19,672,131	19,825,869
COMPUTERS & PERIPHERALS — 0.3%
TierPoint LLC Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 5.99%, 5/6/2024	10,192,500	10,098,525
CONSTRUCTION & ENGINEERING — 0.5%
CNT Holdings III Corp. Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 3.25%, 5.50%, 1/22/2023	4,949,622	4,934,773
MX Holdings US, Inc. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.00%, 3.00%, 7/31/2025	2,009,917	2,027,504
Pike Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 5.75%, 3/23/2025	10,849,874	10,952,948
		17,915,225
CONSTRUCTION MATERIALS — 0.5%
Forterra Finance, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.00%, 3.00%, 10/25/2023	2,258,390	2,168,754
Quikrete Holdings, Inc. Senior Secured 2016 1st Lien Term Loan, 2.75%, 11/15/2023	10,000,000	10,034,400
Traverse Midstream Partners LLC Senior Secured 2017 Term Loan, 6 Month USD LIBOR + 4.00%, 6.16%, 9/27/2024	3,881,372	3,915,742
		16,118,896

See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
CONTAINERS & PACKAGING — 1.4%
Berlin Packaging LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.11%, 11/7/2025	$ 9,618,750	$ 9,632,264
Plastipak Holdings, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.50%, 4.75%, 10/14/2024	2,780,899	2,785,460
Reynolds Group Holdings, Inc. Senior Secured USD 2017 Term Loan, 1 Month USD LIBOR + 2.75%, 4.99%, 2/5/2023	28,232,220	28,391,026
Trident TPI Holdings, Inc. Senior Secured 2017 USD Term Loan B1, 1 Month USD LIBOR + 3.25%, 5.49%, 10/17/2024	7,671,543	7,658,770
		48,467,520
DISTRIBUTORS — 0.7%
Explorer Holdings, Inc. Senior Secured 2016 Term Loan B, 3 Month USD LIBOR + 3.75%, 6.14%, 5/2/2023	24,746,835	24,947,903
DIVERSIFIED CONSUMER SERVICES — 0.9%
FrontDoor, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.50%, 4.75%, 8/14/2025	2,608,696	2,629,905
Weight Watchers International, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 4.75%, 7.09%, 11/29/2024	26,950,000	27,309,378
		29,939,283
DIVERSIFIED FINANCIAL SERVICES — 2.1%
AlixPartners LLP Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 4.99%, 4/4/2024	10,769,766	10,832,607
AqGen Ascensus, Inc.:
Senior Secured 2018 Delayed Draw Term Loan, 3 Month USD LIBOR + 3.50%, 5.89%, 12/5/2022 (c)	644,444	647,264
Security Description	Principal Amount	Value
Senior Secured 2018 Incremental Term Loan, 3 Month USD LIBOR + 3.50%, 5.89%, 12/5/2022	$ 2,763,889	$ 2,775,124
Edelman Financial Center LLC:
Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 5.59%, 7/21/2025	17,012,579	17,186,277
Senior Secured 2018 2nd Lien Term Loan, 3 Month USD LIBOR + 6.75%, 9.09%, 7/20/2026	5,769,231	5,906,250
IG Investment Holdings LLC Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 5.74%, 5/23/2025	2,224,155	2,246,397
LDiscovery LLC Senior Secured Term Loan, 5.88%, 12/9/2022	3,311,688	3,212,338
UFC Holdings LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.50%, 8/18/2023	5,464,585	5,503,438
William Morris Endeavor Entertainment LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.00%, 5/18/2025	24,349,993	24,342,445
		72,652,140
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.8%
CenturyLink Escrow LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 4.99%, 1/31/2025	46,118,361	45,853,181
Consolidated Communications, Inc. Senior Secured 2016 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.25%, 10/4/2023	14,065,765	13,890,998
Hargray Communications Group, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.24%, 5/16/2024	6,912,500	6,935,830
TDC A/S Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.50%, 5.84%, 5/31/2025	18,558,140	18,771,558

See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Telesat Canada Senior Secured Term Loan B4, 3 Month USD LIBOR + 2.50%, 4.89%, 11/17/2023	$ 10,969,220	$ 11,011,342
Zayo Group LLC Senior Secured 2017 Incremental Term Loan, 1 Month USD LIBOR + 2.25%, 4.49%, 1/19/2024	740,132	744,435
		97,207,344
ELECTRIC UTILITIES — 0.7%
TEX Operations Co. LLC Senior Secured Exit Term Loan B, 1 Month USD LIBOR + 2.00%, 4.24%, 8/4/2023	23,326,225	23,384,541
ELECTRICAL EQUIPMENT — 0.1%
EXC Holdings III Corp. Senior Secured USD 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 5.89%, 12/2/2024	2,310,562	2,330,063
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
CPI International, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 5.74%, 7/26/2024 (c)	9,632,217	9,668,338
Energizer Holdings, Inc. Senior Secured 2018 Term Loan B, 2.25%, 6/20/2025	4,310,345	4,334,612
TTM Technologies, Inc. Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 2.50%, 4.60%, 9/28/2024	5,833,155	5,862,321
		19,865,271
ENERGY EQUIPMENT & SERVICES — 0.1%
BCP Renaissance Parent LLC Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.50%, 5.84%, 10/31/2024	2,285,714	2,303,017
FOOD & STAPLES RETAILING — 1.3%
Albertsons LLC:
Senior Secured USD 2017 Term Loan B5, 3 Month USD LIBOR + 3.00%, 5.38%, 12/21/2022	3,176,672	3,182,469
Security Description	Principal Amount	Value
Senior Secured USD 2017 Term Loan B6, 3 Month USD LIBOR + 3.00%, 5.31%, 6/22/2023	$ 22,812,314	$ 22,843,225
Mastronardi Produce, Ltd. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.25%, 5.35%, 5/1/2025 (c)	2,367,484	2,388,200
Smart & Final Stores LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 5.74%, 11/15/2022	5,750,000	5,649,404
US Foods, Inc. Senior Secured 2016 Term Loan B, 1 Month USD LIBOR + 2.00%, 4.24%, 6/27/2023	10,099,223	10,148,507
		44,211,805
FOOD PRODUCTS — 0.6%
CSM Bakery Solutions LLC Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 4.00%, 6.34%, 7/3/2020	2,973,228	2,884,774
Dole Food Co., Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 4.99%, 4/6/2024	4,713,546	4,719,862
Hostess Brands LLC Senior Secured 2017 Repriced Term Loan, 1 Month USD LIBOR + 2.25%, 4.49%, 8/3/2022	251,865	252,377
JBS USA LLC Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 2.50%, 4.84%, 10/30/2022	13,501,853	13,551,540
		21,408,553
HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
DJO Finance LLC Senior Secured 2015 Term Loan, 1 Month USD LIBOR + 3.25%, 5.59%, 6/8/2020	8,641,921	8,653,631
LifeScan Global Corp. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 6.00%, 9/27/2024	10,000,000	9,915,650
Onex Carestream Finance L.P.:

See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 4.00%, 6.24%, 6/7/2019	$ 4,323,128	$ 4,326,716
Senior Secured 2nd Lien Term Loan, 1 Month USD LIBOR + 8.50%, 10.74%, 12/7/2019 (c)	16,900,077	16,870,501
		39,766,498
HEALTH CARE PROVIDERS & SERVICES — 7.5%
ADMI Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.49%, 4/30/2025	15,478,448	15,575,189
Air Medical Group Holdings, Inc.:
Senior Secured 2017 Term Loan B2, 6.42%, 3/14/2025	35,805,637	35,712,542
Senior Secured 2018 Term Loan B1, 5.38%, 4/28/2022	2,578,667	2,542,295
ATI Holdings Acquisition, Inc. Senior Secured 2016 Term Loan, 1 Month USD LIBOR + 3.50%, 5.65%, 5/10/2023	2,952,280	2,970,732
Auris Luxembourg III S.A.R.L. Senior Secured 2018 USD Term Loan B, 3.75%, 7/20/2025	11,538,462	11,697,173
BioClinica, Inc. Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 4.25%, 6.63%, 10/20/2023 (c)	1,789,817	1,705,928
Certara L.P. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 5.89%, 8/15/2024	1,665,560	1,670,764
CHG Healthcare Services, Inc. Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 3.00%, 5.34%, 6/7/2023	10,168,465	10,243,152
Envision Healthcare Corp. Senior Secured 2016 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.25%, 10/10/2025	42,903,226	42,795,968
Gem Acquisitions, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.38%, 3/7/2025	4,866,848	4,873,686
Security Description	Principal Amount	Value
GHX Ultimate Parent Corp. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 5.64%, 6/28/2024	$ 4,331,140	$ 4,348,746
Heartland Dental LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 5.99%, 4/30/2025	11,440,592	11,459,641
MPH Acquisition Holdings LLC Senior Secured 2016 Term Loan B, 3 Month USD LIBOR + 2.75%, 5.14%, 6/7/2023	14,429,312	14,476,063
National Mentor Holdings, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 3.00%, 5.39%, 1/31/2021 (c)	2,636,767	2,647,643
NVA Holdings, Inc. Senior Secured Term Loan B3, 1 Month USD LIBOR + 2.75%, 4.99%, 2/2/2025	9,016,008	9,000,501
Ortho-Clinical Diagnostics, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.49%, 6/30/2025	28,478,761	28,614,035
PharMerica Corp.:
Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 5.65%, 12/6/2024 (c)	11,940,000	12,035,162
Senior Secured 2nd Lien Term Loan, 1 Month USD LIBOR + 7.75%, 9.90%, 12/7/2025	4,765,000	4,762,022
Sterigenics-Nordion Holdings LLC Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 3.00%, 5.24%, 5/15/2022	11,311,556	11,342,154
Surgery Center Holdings, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.25%, 5.57%, 9/2/2024	6,806,250	6,816,868
Team Health Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 4.99%, 2/6/2024	13,389,160	13,046,063

See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
U.S. Renal Care, Inc. Senior Secured 2015 Term Loan B, 3 Month USD LIBOR + 4.25%, 6.64%, 12/31/2022	$ 9,636,346	$ 9,413,505
		257,749,832
HEALTH CARE TECHNOLOGY — 0.4%
Change Healthcare Holdings, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 4.99%, 3/1/2024	12,675,000	12,731,467
Press Ganey Holdings, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 4.99%, 10/23/2023	2,523,145	2,536,556
		15,268,023
HOTELS, RESTAURANTS & LEISURE — 5.2%
1011778 BC ULC Senior Secured Term Loan B3, 1 Month USD LIBOR + 2.25%, 4.49%, 2/16/2024	20,347,690	20,383,299
Alterra Mountain Co. Senior Secured 2018 Term Loan B, 3.00%, 7/31/2024 (c)	300,000	300,900
Big Jack Holdings L.P. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.50%, 4/5/2024	6,755,874	6,705,204
Boyd Gaming Corp. Senior Secured Term Loan B3, 1 Week USD LIBOR + 2.25%, 4.42%, 9/15/2023	889,865	895,578
Caesars Resort Collection LLC Senior Secured Exit Term Loan, 1 Month USD LIBOR + 2.00%, 4.24%, 10/6/2024	109,989	110,076
CEC Entertainment, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.25%, 5.49%, 2/14/2021	7,497,745	7,277,498
Delta 2 (LUX) S.A.R.L. Senior Secured 2018 USD Term Loan, 1 Month USD LIBOR + 2.50%, 4.74%, 2/1/2024 (c)	38,346,487	38,094,934
Security Description	Principal Amount	Value
Fogo de Chao Churrascaria Holdings LLC Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 4.50%, 6.74%, 4/7/2025 (c)	$ 10,780,673	$ 10,854,844
Golden Nugget, Inc. Senior Secured 2017 Incremental Term Loan B, 1 Month USD LIBOR + 2.75%, 4.99%, 10/4/2023	16,139,998	16,220,698
Intrawest Resorts Holdings, Inc. Senior Secured Term Loan B1, 1 Month USD LIBOR + 3.00%, 5.24%, 7/31/2024 (c)	7,117,266	7,138,618
Marriott Ownership Resorts, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.25%, 4.49%, 8/29/2025	4,107,981	4,149,061
NPC International, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 5.58%, 4/19/2024	6,491,803	6,529,131
Penn National Gaming, Inc. Senior Secured 2018 1st Lien Term Loan B, 4.74%, 8/14/2025	7,843,137	7,895,098
Red Lobster Management LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 5.25%, 7.49%, 7/28/2021 (c)	1,747,200	1,751,568
Scientific Games International, Inc. Senior Secured 2018 Term Loan B5, 3 Month USD LIBOR + 2.75%, 5.04%, 8/14/2024	37,823,803	37,809,051
Travel Leaders Group LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.00%, 6.16%, 1/25/2024	8,728,125	8,842,682
Travelport Finance (Luxembourg) S.A.R.L. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 2.50%, 4.81%, 3/17/2025	5,221,875	5,230,047
		180,188,287

See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.5%
Calpine Corp. Senior Secured Term Loan B5, 3 Month USD LIBOR + 2.50%, 4.89%, 1/15/2024	$ 7,410,584	$ 7,420,626
Vistra Energy Corp. Senior Secured 1st Lien Term Loan B3, 1 Month USD LIBOR + 2.00%, 4.16%, 12/31/2025	8,203,739	8,222,730
		15,643,356
INSURANCE — 3.8%
Acrisure LLC:
Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 4.25%, 6.59%, 11/22/2023	15,328,797	15,411,879
Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.75%, 5.99%, 11/22/2023	4,202,949	4,220,476
Alliant Holdings I, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.15%, 5/9/2025	11,522,380	11,571,926
AmWINS Group, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 4.99%, 1/25/2024	15,013,081	15,089,723
AssuredPartners, Inc. Senior Secured 2017 1st Lien Add-On Term Loan, 1 Month USD LIBOR + 3.25%, 5.47%, 10/22/2024	16,447,314	16,508,991
Hub International, Ltd. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.00%, 5.34%, 4/25/2025	36,230,625	36,348,012
NFP Corp. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.00%, 5.22%, 1/8/2024	10,912,224	10,924,500
Sedgwick Claims Management Services, Inc.:
Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 4.99%, 3/1/2021	11,770,902	11,790,266
Security Description	Principal Amount	Value
Senior Secured 2nd Lien Term Loan, 3 Month USD LIBOR + 5.75%, 7.99%, 2/28/2022	$ 7,666,667	$ 7,709,830
		129,575,603
INTERACTIVE MEDIA & SERVICES — 1.8%
Go Daddy Operating Co. LLC Senior Secured 2017 Repriced Term Loan, 1 Month USD LIBOR + 2.25%, 4.49%, 2/15/2024	5,742,940	5,772,459
ION Trading Technologies S.A.R.L. Senior Secured USD Incremental Term Loan B, 3 Month USD LIBOR + 4.00%, 4.00%, 11/21/2024	8,977,387	8,953,552
LANDesk Group, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 4.25%, 6.33%, 1/20/2024	19,830,739	20,020,718
Rackspace Hosting, Inc. Senior Secured 2017 Incremental 1st Lien Term Loan, 3 Month USD LIBOR + 3.00%, 5.35%, 11/3/2023	14,897,693	14,727,785
SMS Systems Maintenance Services, Inc. Senior Secured 2016 1st Lien Term Loan, 1 Month USD LIBOR + 5.00%, 7.24%, 10/30/2023 (c)	1,950,076	1,595,815
TCH-2 Holding LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 5.74%, 5/6/2021	10,534,936	10,556,006
		61,626,335
INTERNET & CATALOG RETAIL — 0.6%
Harbor Freight Tools USA, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.50%, 4.74%, 8/18/2023	18,534,980	18,570,660
Spencer Gifts LLC Senior Secured Term Loan B1, 1 Month USD LIBOR + 4.25%, 6.41%, 7/16/2021	730,159	686,806
		19,257,466

See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
IT SERVICES — 1.8%
Access CIG LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 5.99%, 2/27/2025	$ 5,114,235	$ 5,149,395
DigiCert, Inc.:
Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 8.00%, 10.24%, 10/31/2025	8,000,000	7,995,000
Senior Secured 2017 Term Loan B1, 1 Month USD LIBOR + 4.00%, 6.99%, 10/31/2024	6,560,879	6,587,549
First Data Corp.:
Senior Secured 2017 USD Term Loan, 1 Month USD LIBOR + 2.00%, 4.21%, 7/8/2022	2,313,929	2,320,107
Senior Secured 2024 USD Term Loan, 1 Month USD LIBOR + 2.00%, 4.21%, 4/26/2024	10,018,044	10,037,680
Presidio, Inc. Senior Secured 2017 Refinanced Term Loan B, 3 Month USD LIBOR + 2.75%, 5.09%, 2/2/2024	6,962,483	6,990,055
TKC Holdings, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.00%, 2/1/2023	11,916,142	11,948,434
Web.com Group, Inc. Senior Secured 2018 Term Loan B, 3.75%, 9/14/2025	12,000,000	12,090,000
		63,118,220
LIFE SCIENCES TOOLS & SERVICES — 0.9%
Albany Molecular Research, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.49%, 8/30/2024	6,243,027	6,260,976
Jaguar Holding Co. II Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 2.50%, 4.74%, 8/18/2022	8,851,838	8,869,453
Parexel International Corp. Senior Secured Term Loan B, 1 Month USD LIBOR + 2.75%, 4.99%, 9/27/2024	16,815,438	16,731,361
		31,861,790
Security Description	Principal Amount	Value
MACHINERY — 1.1%
Altra Industrial Motion Corp. Senior Secured 2018 Term Loan B, 2.00%, 9/5/2025	$ 5,054,152	$ 5,073,888
Apex Tool Group LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 5.99%, 2/1/2022	3,593,738	3,611,060
Engineered Machinery Holdings, Inc. Senior Secured USD 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 5.64%, 7/19/2024 (c)	4,962,500	4,910,816
Hayward Industries, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 5.74%, 8/5/2024	2,957,328	2,979,507
Pro Mach Group, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.13%, 3/7/2025	10,084,459	10,070,291
Titan Acquisition, Ltd. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.24%, 3/28/2025	12,753,594	12,416,835
		39,062,397
MACHINERY-CONSTR&MINING — 1.0%
Brookfield WEC Holdings, Inc.:
Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 5.99%, 8/1/2025	28,026,316	28,406,493
Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 6.75%, 8.99%, 8/3/2026	6,984,424	7,129,350
		35,535,843
MEDIA — 7.1%
Altice Financing SA Senior Secured USD 2017 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 4.91%, 1/31/2026	12,438,258	12,183,274
CBS Radio, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 4.96%, 11/17/2024	11,676,366	11,600,236

See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Cogeco Communications (USA) II L.P. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 2.375%, 4.62%, 1/3/2025	$ 2,965,541	$ 2,968,892
CSC Holdings LLC Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 2.25%, 4.41%, 7/17/2025	5,813,998	5,823,678
Entravision Communications Corp. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 4.99%, 11/29/2024	8,250,000	8,164,076
Gray Television, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.25%, 4.35%, 2/7/2024	3,159,904	3,171,201
Lions Gate Entertainment Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.25%, 4.49%, 3/24/2025	2,094,737	2,100,843
MH Sub I LLC Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 5.92%, 9/13/2024	21,807,648	21,983,090
Mission Broadcasting, Inc. Senior Secured 2017 Term Loan B2, 1 Month USD LIBOR + 2.50%, 4.60%, 1/17/2024	509,039	511,902
Nexstar Broadcasting, Inc. Senior Secured 2017 Term Loan B2, 1 Month USD LIBOR + 2.50%, 4.60%, 1/17/2024	3,629,571	3,649,987
Radiate Holdco LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.24%, 2/1/2024	19,949,367	19,944,180
Red Ventures LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 4.00%, 6.24%, 11/8/2024	25,914,750	26,254,881
Univision Communications, Inc. Senior Secured Term Loan C5, 1 Month USD LIBOR + 2.75%, 4.99%, 3/15/2024	55,413,991	53,994,008
Security Description	Principal Amount	Value
Virgin Media Bristol LLC Senior Secured Term Loan K, 1 Month USD LIBOR + 2.50%, 4.66%, 1/15/2026	$ 26,371,485	$ 26,444,930
WideOpenWest Finance LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.41%, 8/18/2023	35,716,023	35,113,315
Ziggo Secured Finance Partnership Senior Secured USD Term Loan E, 1 Month USD LIBOR + 2.50%, 4.66%, 4/15/2025	10,089,036	9,918,784
		243,827,277
METAL PROCESSORS&FABRICA — 0.1%
Hillman Group, Inc. Senior Secured 2018 Term Loan B, 3.50%, 5/31/2025	4,987,500	4,939,495
METALS & MINING — 0.4%
Aleris International, Inc. Senior Secured 2018 Term Loan, 6.99%, 2/27/2023	12,038,793	12,275,837
PLZ Aeroscience Corp. Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.50%, 5.89%, 7/31/2022 (c)	1,271,559	1,280,307
		13,556,144
MULTILINE RETAIL — 1.1%
AI Aqua Merger Sub, Inc. Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 3.25%, 5.49%, 12/13/2023	15,000,000	15,037,500
Neiman Marcus Group, Ltd. LLC Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.25%, 5.37%, 10/25/2020	24,858,622	23,146,857
		38,184,357
MUSIC — 0.1%
WMG Acquisition Corp. Senior Secured 2018 Term Loan F, 1 Month USD LIBOR + 2.125%, 4.37%, 11/1/2023	2,317,916	2,318,241

See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
OIL, GAS & CONSUMABLE FUELS — 1.0%
BCP Raptor LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 4.25%, 6.48%, 6/24/2024	$ 1,809,020	$ 1,785,657
EG Finco, Ltd. Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 4.00%, 6.39%, 2/7/2025	24,553,602	24,634,260
Lucid Energy Group II LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.17%, 2/17/2025	6,943,342	6,860,890
		33,280,807
OIL-FIELD SERVICES — 0.0% (b)
MRC Global (US) Inc. Senior Secured 2018 1st Lien Term Loan B, 1 Month USD LIBOR + 3.00%, 5.24%, 9/20/2024	840,361	847,189
PAPER&RELATED PRODUCTS — 0.3%
Flex Acquisition Co., Inc. Senior Secured 2018 Incremental Term Loan, 3 Month USD LIBOR + 3.25%, 5.75%, 6/29/2025	11,904,762	11,947,917
PERSONAL PRODUCTS — 0.1%
Zodiac Pool Solutions LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.25%, 4.49%, 7/2/2025	4,088,115	4,111,948
PHARMACEUTICALS — 4.4%
Akorn, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 4.75%, 7.00%, 4/16/2021	12,666,667	12,302,500
Alvogen Pharma US, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.75%, 6.99%, 4/2/2022 (c)	3,463,987	3,497,900
Amneal Pharmaceuticals LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 5.75%, 5/4/2025	19,725,616	19,935,201
Security Description	Principal Amount	Value
Arbor Pharmaceuticals, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 5.00%, 7.49%, 7/5/2023	$ 1,612,600	$ 1,625,372
Endo Luxembourg Finance Co. I S.A.R.L. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 4.25%, 6.49%, 4/29/2024	37,982,819	38,295,417
Horizon Pharma, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.50%, 3/29/2024	14,270,507	14,410,216
Pearl Intermediate Parent LLC:
Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 4.92%, 2/14/2025	15,763,809	15,620,988
Senior Secured 2018 Delayed Draw Term Loan, 3 Month USD LIBOR + 2.75%, 4.91%, 2/14/2025	1,277,716	1,266,140
Valeant Pharmaceuticals International, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.10%, 6/1/2025	44,122,295	44,396,074
		151,349,808
POLLUTION CONTROL — 0.3%
Core & Main L.P. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.00%, 5.31%, 8/1/2024	2,338,351	2,350,043
EnergySolutions LLC Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.75%, 6.14%, 5/9/2025 (c)	7,438,733	7,503,822
		9,853,865
PROFESSIONAL SERVICES — 1.1%
Advantage Sales & Marketing, Inc.:
Senior Secured 2014 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.49%, 7/23/2021	2,881,558	2,675,526
Senior Secured 2014 2nd Lien Term Loan, 1 Month USD LIBOR + 6.50%, 8.74%, 7/25/2022	15,753,373	13,331,292

See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured Incremental Term Loan B, 1 Month USD LIBOR + 3.25%, 5.49%, 7/25/2021	$ 1,989,924	$ 1,838,193
Information Resources, Inc. Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 4.25%, 6.57%, 1/18/2024	18,331,266	18,491,664
		36,336,675
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.5%
Capital Automotive L.P. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 2.50%, 4.75%, 3/24/2024	1,272,213	1,275,661
Communications Sales & Leasing, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.24%, 10/24/2022	15,393,836	14,753,067
		16,028,728
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Bright Bidco B.V. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.50%, 5.89%, 6/30/2024	652,149	645,696
Realogy Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.25%, 4.40%, 2/8/2025	2,269,045	2,278,405
		2,924,101
RECYCLING — 0.2%
Gopher Resource LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.49%, 3/6/2025	8,081,911	8,127,372
RETAIL-RESTAURANTS — 0.4%
IRB Holding Corp. Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 5.46%, 2/5/2025	6,983,495	7,000,988
K-Mac Holdings Corp. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.42%, 3/14/2025	2,487,500	2,500,559
Security Description	Principal Amount	Value
Tacala LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.49%, 1/31/2025	$ 5,196,111	$ 5,228,587
		14,730,134
ROAD & RAIL — 0.1%
Direct ChassisLink, Inc. Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 6.00%, 8.24%, 6/15/2023	5,000,000	5,056,250
SEMICONDUCTOR EQUIPMENT — 0.6%
MA FinanceCo. LLC Senior Secured USD Term Loan B3, 1 Month USD LIBOR + 2.50%, 4.74%, 6/21/2024	2,803,398	2,799,319
Seattle Spinco, Inc. Senior Secured USD Term Loan B3, 1 Month USD LIBOR + 2.50%, 4.74%, 6/21/2024	18,932,039	18,904,493
		21,703,812
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Cypress Semiconductor Corp. Senior Secured 2016 Term Loan B, 1 Month USD LIBOR + 2.00%, 4.25%, 7/5/2021	4,958,774	4,981,708
MACOM Technology Solutions Holdings, Inc. Senior Secured 2017 Add on Term Loan, 1 Month USD LIBOR + 2.25%, 4.49%, 5/17/2024	7,648,678	7,487,100
		12,468,808
SOFTWARE — 13.3%
Applied Systems, Inc.:
Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.00%, 5.39%, 9/19/2024	1,820,690	1,833,462
Senior Secured 2017 2nd Lien Term Loan, 3 Month USD LIBOR + 7.00%, 9.39%, 9/19/2025	454,545	464,491
Avast Software B.V. Senior Secured 2018 USD Term Loan B, 3 Month USD LIBOR + 2.50%, 4.89%, 9/30/2023	3,382,746	3,407,067
BMC Software Finance, Inc.:

See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 2018 USD Term Loan B, 5.49%, 9/1/2025	$ 40,000,000	$ 40,436,200
Senior Secured USD 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.49%, 9/10/2022	31,193,306	31,193,306
CCC Information Services, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.25%, 4/27/2024	4,511,005	4,535,252
Compuware Corpo. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 5.71%, 8/22/2025	6,193,548	6,252,882
Dynatrace LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.47%, 8/22/2025	12,000,000	12,092,520
Epicor Software Corp. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.50%, 6/1/2022	23,831,452	23,963,002
Flexera Software LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.50%, 2/26/2025	11,515,135	11,565,514
Garrett (Luxembourg) S.A.R.L. Senior Secured 2018 USD Term Loan B, 2.50%, 9/30/2025	2,604,167	2,610,677
GlobalLogic Holdings, Inc. Senior Secured 2018 Add On 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 5.49%, 8/1/2025	4,123,037	4,162,989
Help/Systems LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 5.99%, 3/28/2025	9,786,496	9,859,895
Hyland Software, Inc.:
Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.49%, 7/1/2022	11,529,743	11,621,808
Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 7.00%, 9.24%, 7/7/2025	608,696	619,348
Security Description	Principal Amount	Value
Informatica Corp. Senior Secured 2018 USD Term Loan, 1 Month USD LIBOR + 3.25%, 5.49%, 8/5/2022	$ 4,937,077	$ 4,981,807
Kronos, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.00%, 5.34%, 11/1/2023	18,728,649	18,844,579
McAfee LLC Senior Secured 2017 USD Term Loan B, 1 Month USD LIBOR + 4.50%, 6.74%, 9/30/2024	36,568,125	36,914,242
Mitchell International, Inc.:
Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.49%, 11/29/2024 (c)	15,055,921	15,054,566
Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 7.25%, 9.49%, 12/1/2025 (c)	19,272,727	19,311,273
Navex Global, Inc. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.25%, 5.37%, 8/8/2025	4,494,382	4,500,045
Project Alpha Intermediate Holding, Inc. Senior Secured 2017 Term Loan B, 6 Month USD LIBOR + 3.50%, 5.99%, 4/26/2024	25,349,024	25,386,034
Project Ruby Ultimate Parent Corp. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.50%, 5.72%, 2/9/2024 (c)	5,939,829	5,960,856
Quest Software US Holdings, Inc.:
Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.25%, 6.57%, 5/16/2025	15,000,000	15,145,275
Senior Secured 2018 2nd Lien Term Loan, 3 Month USD LIBOR + 8.25%, 10.57%, 5/16/2026 (c)	12,000,000	11,940,060
SolarWinds Holdings, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.24%, 2/5/2024	22,951,563	23,112,568

See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Solera Holdings, Inc. Senior Secured USD Term Loan B, 1 Month USD LIBOR + 2.75%, 4.99%, 3/3/2023	$ 2,776,606	$ 2,785,728
SonicWALL, Inc. Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 5.82%, 5/16/2025	16,935,484	16,977,822
Sophia L.P. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.25%, 5.62%, 9/30/2022	3,327,560	3,345,945
SS&C Technologies Holdings Europe S.A.R.L. Senior Secured 2018 Term Loan B4, 1 Month USD LIBOR + 2.25%, 4.49%, 4/16/2025	13,162,379	13,191,204
SS&C Technologies, Inc.:
Senior Secured 2018 Term Loan B3, 1 Month USD LIBOR + 2.25%, 4.49%, 4/16/2025	33,909,122	33,983,383
Senior Secured 2018 Term Loan B5, 2.50%, 4/16/2025	4,444,444	4,453,111
TIBCO Software, Inc. Senior Secured Repriced Term Loan B, 1 Month USD LIBOR + 2.00%, 5.75%, 12/4/2020	18,378,063	18,483,370
Veritas Bermuda, Ltd. Senior Secured USD Repriced Term Loan B, 1 Month USD LIBOR + 4.50%, 6.74%, 1/27/2023	19,845,491	19,380,411
		458,370,692
SPECIALTY RETAIL — 2.7%
Ascena Retail Group, Inc. Senior Secured 2015 Term Loan B, 1 Month USD LIBOR + 4.50%, 6.75%, 8/21/2022	7,847,374	7,613,601
Bass Pro Group LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 5.00%, 7.24%, 9/25/2024	31,759,052	32,116,342
Burlington Coat Factory Warehouse Corp. Senior Secured 2017 Term Loan B5, 1 Month USD LIBOR + 2.50%, 4.72%, 11/17/2024	3,489,485	3,518,936
Security Description	Principal Amount	Value
National Vision, Inc. Senior Secured 2017 Repriced Term Loan, 1 Month USD LIBOR + 2.50%, 4.99%, 11/20/2024	$ 7,300,386	$ 7,366,564
Party City Holdings, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.28%, 8/19/2022	4,695,405	4,734,799
Petco Animal Supplies, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.25%, 5.59%, 1/26/2023	12,500,000	10,170,375
Staples, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 4.00%, 6.34%, 9/12/2024	27,932,292	27,978,939
		93,499,556
TELECOM SERVICES — 0.6%
Ciena Corp. Senior Secured 2018 Term Loan B, 2.00%, 9/26/2025	1,956,869	1,967,876
Plantronics, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.50%, 4.74%, 7/2/2025	5,411,765	5,437,146
SBA Senior Finance II LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.00%, 4.25%, 4/11/2025	8,713,028	8,732,371
Securus Technologies Holdings, Inc.:
Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 4.50%, 6.74%, 11/1/2024	1,025,138	1,029,239
Senior Secured 2018 Delayed Draw Term Loan, 6.74%, 11/1/2024	4,121,212	4,128,095
		21,294,727
TELECOMMUNICATION EQUIP — 0.3%
MLN US HoldCo LLC Senior Secured 2018 1st Lien Term Loan, 4.50%, 7/11/2025	11,443,662	11,576,008

See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
THRIFTS & MORTGAGE FINANCE — 0.2%
Capri Finance LLC Senior Secured USD 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 5.59%, 11/1/2024	$ 5,287,390	$ 5,281,865
TRADING COMPANIES & DISTRIBUTORS — 0.9%
Avolon TLB Borrower 1 (U.S.) LLC Senior Secured Term Loan B3, 1 Month USD LIBOR + 2.00%, 4.17%, 1/15/2025	21,718,713	21,811,669
SiteOne Landscape Supply, Inc. Senior Secured 2018 Term Loan E, 1 Month USD LIBOR + 2.75%, 4.89%, 10/29/2024	6,910,089	6,942,497
Univar, Inc. Senior Secured 2017 USD Term Loan B, 1 Month USD LIBOR + 2.25%, 4.49%, 7/1/2024	2,000,000	2,007,220
		30,761,386
TOTAL SENIOR FLOATING RATE LOANS (Cost $3,182,372,631)		3,199,937,714
CORPORATE BONDS & NOTES — 5.1%
AEROSPACE & DEFENSE — 0.3%
TransDigm, Inc.:
6.50%, 7/15/2024	5,000,000	5,122,500
6.50%, 5/15/2025	4,000,000	4,075,200
		9,197,700
COMMERCIAL SERVICES — 0.2%
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/2023 (d)	7,122,000	7,616,979
COMPUTERS — 0.3%
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (d)	11,122,000	11,271,035
DIVERSIFIED FINANCIAL SERVICES — 0.1%
LPL Holdings, Inc. 5.75%, 9/15/2025 (d)	4,000,000	3,905,200
ELECTRONICS — 0.1%
TTM Technologies, Inc. 5.63%, 10/1/2025 (d)	3,500,000	3,482,500
Security Description	Principal Amount	Value
ENGINEERING & CONSTRUCTION — 0.0% (b)
frontdoor, Inc. 6.75%, 8/15/2026 (d)	$ 1,250,000	$ 1,284,375
ENTERTAINMENT — 0.2%
Scientific Games International, Inc. 5.00%, 10/15/2025 (d)	5,750,000	5,457,325
ENVIRONMENTAL CONTROL — 0.1%
GFL Environmental, Inc. 5.38%, 3/1/2023 (d)	3,862,000	3,644,763
FOOD — 0.1%
Post Holdings, Inc. 5.00%, 8/15/2026 (d)	2,000,000	1,893,600
HEALTH CARE PRODUCTS — 0.2%
Avantor, Inc. 6.00%, 10/1/2024 (d)	7,750,000	7,856,950
Kinetic Concepts, Inc./KCI USA, Inc. 7.88%, 2/15/2021 (d)	830,000	856,975
		8,713,925
HEALTH CARE SERVICES — 1.2%
Envision Helthcare Corp. 8.75%, 10/15/2026 (d)	20,833,000	20,833,000
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (d)	10,000,000	10,375,000
Tenet Healthcare Corp.:
6.75%, 2/1/2020	2,000,000	2,062,500
8.13%, 4/1/2022	8,000,000	8,430,400
		41,700,900
HOLDING COMPANIES-DIVERS — 0.0% (b)
Trident Merger Sub, Inc. 6.63%, 11/1/2025 (d)	1,688,000	1,600,376
INSURANCE — 0.8%
AssuredPartners, Inc. 7.00%, 8/15/2025 (d)	10,410,000	10,305,900
HUB International, Ltd. 7.00%, 5/1/2026 (d)	17,000,000	16,978,750
		27,284,650
MEDIA — 0.2%
Gray Television, Inc.:
5.13%, 10/15/2024 (d)	1,500,000	1,449,375
5.88%, 7/15/2026 (d)	3,000,000	2,973,900
Sinclair Television Group, Inc. 5.63%, 8/1/2024 (d)	2,000,000	1,960,000
		6,383,275

See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
PACKAGING & CONTAINERS — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 7.25%, 5/15/2024 (d)	$ 2,320,000	$ 2,430,200
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (d)	1,478,000	1,413,337
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.84%, 7/15/2021 (d) (e)	2,000,000	2,027,600
		5,871,137
PHARMACEUTICALS — 0.4%
Bausch Health Cos., Inc.:
5.50%, 11/1/2025 (d)	3,000,000	3,000,000
6.50%, 3/15/2022 (d)	1,734,000	1,801,279
NVA Holdings, Inc. 6.88%, 4/1/2026 (d)	7,998,000	7,978,005
		12,779,284
RETAIL — 0.3%
CEC Entertainment, Inc. 8.00%, 2/15/2022	1,148,000	1,050,523
IRB Holding Corp. 6.75%, 2/15/2026 (d)	8,000,000	7,830,400
		8,880,923
SOFTWARE — 0.4%
Infor US, Inc. 6.50%, 5/15/2022	7,000,000	7,070,000
Riverbed Technology, Inc. 8.88%, 3/1/2023 (d)	5,500,000	5,211,250
		12,281,250
TRUCKING & LEASING — 0.0% (b)
Fly Leasing, Ltd. 5.25%, 10/15/2024	1,145,000	1,097,769
TOTAL CORPORATE BONDS & NOTES (Cost $173,691,027)		174,346,966

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 8.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (f) (g) (Cost $291,444,911)	291,444,911	$ 291,444,911
TOTAL INVESTMENTS — 106.6% (Cost $3,647,508,569)		3,665,729,591
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.6)%		(226,284,488)
NET ASSETS — 100.0%		$ 3,439,445,103

(a)	The rate shown represents the rate at September 30, 2018.
(b)	Amount is less than 0.05% of net assets.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2018, total aggregate fair value of securities is $186,437,398 representing 5.4% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.2% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2018.

LIBOR	= London Interbank Offered Rate

See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

At September 30, 2018, the Fund had unfunded loan commitments of $9,925,867, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Access CIG LLC	640,413	644,816	4,403
Heartland Dental LLC	1,720,390	1,723,254	2,864
GlobalLogic Holdings, Inc.	589,005	594,713	5,708
GFL Environmental, Inc.	1,070,005	1,072,680	2,675
AqGen Ascensus, Inc.	1,022,222	1,026,694	4,472
Pearl Intermediate Parent LLC	3,369,786	3,339,256	(30,530)
VT Buyer Acquisition Corp.	1,514,046	1,525,401	11,355
			$ 947
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Senior Floating Rate Loans
Advertising Services	$ —	$ 1,827,803	$—	$ 1,827,803
Aerospace & Defense	—	89,694,598	—	89,694,598
Airlines	—	4,912,950	—	4,912,950
Auto Components	—	25,040,706	—	25,040,706
Automobiles	—	5,997,716	—	5,997,716
Building Products	—	23,569,153	—	23,569,153
Capital Markets	—	19,920,402	—	19,920,402
Chemicals	—	98,857,887	—	98,857,887
Commercial Services & Supplies	—	305,559,787	—	305,559,787
Communications Equipment	—	32,849,945	—	32,849,945
Computer Services	—	19,825,869	—	19,825,869
Computers & Peripherals	—	10,098,525	—	10,098,525
Construction & Engineering	—	17,915,225	—	17,915,225
Construction Materials	—	16,118,896	—	16,118,896
Containers & Packaging	—	48,467,520	—	48,467,520
Distributors	—	24,947,903	—	24,947,903
Diversified Consumer Services	—	29,939,283	—	29,939,283
Diversified Financial Services	—	72,652,140	—	72,652,140
Diversified Telecommunication Services	—	97,207,344	—	97,207,344
Electric Utilities	—	23,384,541	—	23,384,541
Electrical Equipment	—	2,330,063	—	2,330,063
Electronic Equipment, Instruments & Components	—	19,865,271	—	19,865,271
Energy Equipment & Services	—	2,303,017	—	2,303,017
Food & Staples Retailing	—	44,211,805	—	44,211,805
Food Products	—	21,408,553	—	21,408,553
Health Care Equipment & Supplies	—	39,766,498	—	39,766,498
Health Care Providers & Services	—	257,749,832	—	257,749,832
Health Care Technology	—	15,268,023	—	15,268,023
Hotels, Restaurants & Leisure	—	180,188,287	—	180,188,287
Independent Power Producers & Energy Traders	—	15,643,356	—	15,643,356
Insurance	—	129,575,603	—	129,575,603
Interactive Media & Services	—	61,626,335	—	61,626,335
See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Internet & Catalog Retail	$ —	$ 19,257,466	$—	$ 19,257,466
IT Services	—	63,118,220	—	63,118,220
Life Sciences Tools & Services	—	31,861,790	—	31,861,790
Machinery	—	39,062,397	—	39,062,397
Machinery-Constr&Mining	—	35,535,843	—	35,535,843
Media	—	243,827,277	—	243,827,277
Metal Processors&Fabrica	—	4,939,495	—	4,939,495
Metals & Mining	—	13,556,144	—	13,556,144
Multiline Retail	—	38,184,357	—	38,184,357
Music	—	2,318,241	—	2,318,241
Oil, Gas & Consumable Fuels	—	33,280,807	—	33,280,807
Oil-Field Services	—	847,189	—	847,189
Paper&Related Products	—	11,947,917	—	11,947,917
Personal Products	—	4,111,948	—	4,111,948
Pharmaceuticals	—	151,349,808	—	151,349,808
Pollution Control	—	9,853,865	—	9,853,865
Professional Services	—	36,336,675	—	36,336,675
Real Estate Investment Trusts (REITs)	—	16,028,728	—	16,028,728
Real Estate Management & Development	—	2,924,101	—	2,924,101
Recycling	—	8,127,372	—	8,127,372
Retail-Restaurants	—	14,730,134	—	14,730,134
Road & Rail	—	5,056,250	—	5,056,250
Semiconductor Equipment	—	21,703,812	—	21,703,812
Semiconductors & Semiconductor Equipment	—	12,468,808	—	12,468,808
Software	—	458,370,692	—	458,370,692
Specialty Retail	—	93,499,556	—	93,499,556
Telecom Services	—	21,294,727	—	21,294,727
Telecommunication Equip	—	11,576,008	—	11,576,008
Thrifts & Mortgage Finance	—	5,281,865	—	5,281,865
Trading Companies & Distributors	—	30,761,386	—	30,761,386
Corporate Bonds & Notes
Aerospace & Defense	—	9,197,700	—	9,197,700
Commercial Services	—	7,616,979	—	7,616,979
Computers	—	11,271,035	—	11,271,035
Diversified Financial Services	—	3,905,200	—	3,905,200
Electronics	—	3,482,500	—	3,482,500
Engineering & Construction	—	1,284,375	—	1,284,375
Entertainment	—	5,457,325	—	5,457,325
Environmental Control	—	3,644,763	—	3,644,763
Food	—	1,893,600	—	1,893,600
Health Care Products	—	8,713,925	—	8,713,925
Health Care Services	—	41,700,900	—	41,700,900
Holding Companies-Divers	—	1,600,376	—	1,600,376
Insurance	—	27,284,650	—	27,284,650
Media	—	6,383,275	—	6,383,275
Packaging & Containers	—	5,871,137	—	5,871,137
Pharmaceuticals	—	12,779,284	—	12,779,284
Retail	—	8,880,923	—	8,880,923
Software	—	12,281,250	—	12,281,250
Trucking & Leasing	—	1,097,769	—	1,097,769
Short-Term Investment	291,444,911	—	—	291,444,911
TOTAL INVESTMENTS	$291,444,911	$3,374,284,680	$—	$3,665,729,591
See accompanying notes to schedules of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loan Commitments(a)	$ —	$ 947	$—	$ 947
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$291,444,911	$3,374,285,627	$—	$3,665,730,538

(a)	Includes appreciation (depreciation) on unfunded loan commitments.
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	196,673,118	$196,673,118	$476,934,298	$382,162,505	$—	$—	291,444,911	$291,444,911	$1,090,859	$—
See accompanying notes to schedules of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 56.6%
AEROSPACE & DEFENSE — 1.1%
General Dynamics Corp.:
3 Month USD LIBOR + 0.29%, 2.63%, 5/11/2020 (a)	$ 435,000	$ 436,270
3 Month USD LIBOR + 0.38%, 2.72%, 5/11/2021 (a)	400,000	402,612
United Technologies Corp. 3 Month USD LIBOR + 0.35%, 2.69%, 11/1/2019 (a)	250,000	250,605
		1,089,487
AUTO MANUFACTURERS — 9.0%
American Honda Finance Corp.:
3 Month USD LIBOR + 0.26%, 2.59%, 6/16/2020 (a)	250,000	250,380
Series MTN, 3 Month USD LIBOR + 0.15%, 2.46%, 2/21/2020 (a)	500,000	500,150
Series MTN, 3 Month USD LIBOR + 0.15%, 2.50%, 1/22/2019 (a)	300,000	300,123
Series MTN, 3 Month USD LIBOR + 0.27%, 2.62%, 7/20/2020 (a)	400,000	400,608
Series MTN, 3 Month USD LIBOR + 0.34%, 2.66%, 2/14/2020 (a)	500,000	501,360
BMW US Capital LLC:
3 Month USD LIBOR + 0.37%, 2.69%, 8/14/2020 (a) (b)	1,100,000	1,102,893
3 Month USD LIBOR + 0.38%, 2.72%, 4/6/2020 (a) (b)	600,000	601,590
Daimler Finance North America LLC:
3 Month USD LIBOR + 0.25%, 2.59%, 11/5/2018 (a) (b)	300,000	300,072
3 Month USD LIBOR + 0.39%, 2.73%, 5/4/2020 (a) (b)	500,000	500,760
Nissan Motor Acceptance Corp.:
3 Month USD LIBOR + 0.52%, 2.85%, 9/13/2019 (a) (b)	435,000	435,944
3 Month USD LIBOR + 1.01%, 3.34%, 3/8/2019 (a) (b)	300,000	301,065
PACCAR Financial Corp.:
Series MTN, 3 Month USD LIBOR + 0.26%, 2.60%, 5/10/2021 (a)	1,550,000	1,552,589
Series MTN, 3 Month USD LIBOR + 0.60%, 2.92%, 12/6/2018 (a)	300,000	300,291
Toyota Motor Credit Corp.:
3 Month USD LIBOR + 0.10%, 2.43%, 1/10/2020 (a)	450,000	450,099
Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 0.17%, 2.51%, 9/18/2020 (a)	$ 1,000,000	$ 1,000,270
Series MTN, 3 Month USD LIBOR + 0.39%, 2.73%, 1/17/2019 (a)	368,000	368,375
		8,866,569
BANKS — 23.4%
Australia & New Zealand Banking Group, Ltd.:
3 Month USD LIBOR + 0.25%, 2.59%, 12/19/2019 (a) (b)	890,000	890,970
3 Month USD LIBOR + 0.32%, 2.66%, 11/9/2020 (a) (b)	300,000	300,444
Bank of America Corp. Series MTN, 3 Month USD LIBOR + 0.65%, 2.99%, 10/1/2021 (a)	1,400,000	1,407,798
Bank of America NA Series BKNT, 3 Month USD LIBOR + 0.25%, 2.56%, 8/28/2020 (a)	250,000	250,220
Bank of Montreal:
Series MTN, 3 Month USD LIBOR + 0.44%, 2.77%, 6/15/2020 (a)	250,000	251,073
Series MTN, 3 Month USD LIBOR + 0.60%, 2.93%, 12/12/2019 (a)	200,000	201,132
Bank of Nova Scotia:
3 Month USD LIBOR + 0.18%, 2.49%, 2/21/2020 (a)	500,000	499,648
3 Month USD LIBOR + 0.66%, 2.99%, 6/14/2019 (a)	400,000	401,572
Series BKNT, 3 Month USD LIBOR + 0.44%, 2.79%, 4/20/2021 (a)	500,000	501,595
Branch Banking & Trust Co. 3 Month USD LIBOR + 0.45%, 2.79%, 1/15/2020 (a)	250,000	250,645
Citibank NA:
3 Month USD LIBOR + 0.23%, 2.57%, 11/9/2018 (a)	400,000	400,092
Series BKNT, 3 Month USD LIBOR + 0.30%, 2.65%, 10/20/2020 (a)	500,000	500,340
Series BKNT, 3 Month USD LIBOR + 0.32%, 2.66%, 5/1/2020 (a)	750,000	751,237
Commonwealth Bank of Australia 3 Month USD LIBOR + 0.45%, 2.78%, 3/10/2020 (a) (b)	450,000	451,075
Cooperatieve Rabobank UA 3 Month USD LIBOR + 0.48%, 2.81%, 1/10/2023 (a)	250,000	249,365
Credit Agricole SA 3 Month USD LIBOR + 0.80%, 3.14%, 4/15/2019 (a) (b)	500,000	501,915

See accompanying notes to schedules of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 1.02%, 3.37%, 10/23/2019 (a)	$ 659,000	$ 664,661
3 Month USD LIBOR + 1.36%, 3.70%, 4/23/2021 (a)	750,000	766,440
FRN, 3 Month USD LIBOR + 1.77%, 4.08%, 2/25/2021 (a)	250,000	257,883
JPMorgan Chase & Co. 3 Month USD LIBOR + 1.10%, 3.42%, 6/7/2021 (a)	1,750,000	1,783,635
Morgan Stanley:
3 Month USD LIBOR + 0.85%, 3.19%, 1/24/2019 (a)	430,000	431,041
Series GMTN, 3 Month USD LIBOR + 0.55%, 2.89%, 2/10/2021 (a)	500,000	501,220
MUFG Bank, Ltd. 3 Month USD LIBOR + 0.45%, 2.77%, 9/5/2019 (a)	300,000	300,826
National Australia Bank, Ltd. 3 Month USD LIBOR + 0.58%, 2.92%, 9/20/2021 (a) (b)	750,000	753,277
PNC Bank NA Series BKNT, 3 Month USD LIBOR + 0.36%, 2.68%, 5/19/2020 (a)	600,000	601,536
Royal Bank of Canada:
Series GMTN, 3 Month USD LIBOR + 0.48%, 2.82%, 7/29/2019 (a)	250,000	250,830
Series GMTN, 3 Month USD LIBOR + 0.53%, 2.86%, 3/15/2019 (a)	250,000	250,530
Series GMTN, 3 Month USD LIBOR + 0.71%, 3.05%, 4/15/2019 (a)	450,000	451,575
Santander UK PLC:
3 Month USD LIBOR + 0.30%, 2.65%, 11/3/2020 (a)	600,000	599,784
3 Month USD LIBOR + 0.62%, 2.94%, 6/1/2021 (a)	300,000	301,728
Skandinaviska Enskilda Banken AB 3 Month USD LIBOR + 0.43%, 2.74%, 5/17/2021 (a) (b)	1,500,000	1,502,385
Sumitomo Mitsui Banking Corp. 3 Month USD LIBOR + 0.35%, 2.69%, 1/17/2020 (a)	525,000	525,887
Sumitomo Mitsui Trust Bank, Ltd. 3 Month USD LIBOR + 0.91%, 3.24%, 10/18/2019 (a) (b)	150,000	151,067
Toronto-Dominion Bank:
3 Month USD LIBOR + 0.90%, 3.24%, 7/13/2021 (a)	400,000	406,588
Series BKNT, 3 Month USD LIBOR + 0.44%, 2.84%, 7/2/2019 (a)	250,000	250,730
Series MTN, 3 Month USD LIBOR + 0.56%, 2.90%, 11/5/2019 (a)	253,000	254,225
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.84%, 3.19%, 1/22/2019 (a)	$ 100,000	$ 100,248
UBS AG:
3 Month USD LIBOR + 0.32%, 2.63%, 5/28/2019 (a) (b)	250,000	250,415
3 Month USD LIBOR + 0.48%, 2.80%, 12/1/2020 (a) (b)	550,000	550,990
US Bank NA:
Series BKNT, 3 Month USD LIBOR + 0.32%, 2.65%, 4/26/2021 (a)	1,000,000	1,003,360
Series BKNT, 3 Month USD LIBOR + 0.48%, 2.82%, 10/28/2019 (a)	100,000	100,409
Wells Fargo & Co. 3 Month USD LIBOR + 0.93%, 3.27%, 2/11/2022 (a)	500,000	505,295
Wells Fargo Bank NA Series BKNT, 3 Month USD LIBOR + 0.31%, 2.65%, 1/15/2021 (a)	500,000	500,400
Westpac Banking Corp.:
3 Month USD LIBOR + 0.34%, 2.68%, 1/25/2021 (a)	1,000,000	1,000,960
3 Month USD LIBOR + 0.56%, 2.88%, 8/19/2019 (a)	275,000	276,174
		23,103,220
BEVERAGES — 1.5%
Anheuser-Busch InBev Finance, Inc. 3 Month USD LIBOR + 0.40%, 2.74%, 2/1/2019 (a)	200,000	200,236
Diageo Capital PLC 3 Month USD LIBOR + 0.24%, 2.56%, 5/18/2020 (a)	825,000	826,353
PepsiCo, Inc.:
3 Month USD LIBOR + 0.27%, 2.61%, 10/4/2019 (a)	250,000	250,595
3 Month USD LIBOR + 0.37%, 2.71%, 5/2/2022 (a)	250,000	251,873
		1,529,057
BIOTECHNOLOGY — 0.4%
Gilead Sciences, Inc. 3 Month USD LIBOR + 0.22%, 2.56%, 3/20/2019 (a)	350,000	350,224
CHEMICALS — 0.7%
EI du Pont de Nemours & Co. 3 Month USD LIBOR + 0.53%, 2.87%, 5/1/2020 (a)	700,000	704,291
COMPUTERS — 1.4%
Apple, Inc. 3 Month USD LIBOR + 0.07%, 2.41%, 5/11/2020 (a)	680,000	680,041

See accompanying notes to schedules of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
IBM Credit LLC 3 Month USD LIBOR + 0.16%, 2.50%, 2/5/2021 (a)	$ 725,000	$ 726,261
		1,406,302
DIVERSIFIED FINANCIAL SERVICES — 1.0%
American Express Credit Corp.:
3 Month USD LIBOR + 0.55%, 2.89%, 3/18/2019 (a)	350,000	350,704
Series MTN, 3 Month USD LIBOR + 0.43%, 2.75%, 3/3/2020 (a)	610,000	611,952
		962,656
ELECTRONICS — 1.2%
Honeywell International, Inc. 3 Month USD LIBOR + 0.28%, 2.62%, 10/30/2019 (a)	1,200,000	1,203,048
HEALTH CARE SERVICES — 2.7%
Halfmoon Parent, Inc. 3 Month USD LIBOR + 0.35%, 2.68%, 3/17/2020 (a) (b)	1,000,000	1,000,810
Roche Holdings, Inc. 3 Month USD LIBOR + 0.34%, 2.73%, 9/30/2019 (a) (b)	750,000	752,212
UnitedHealth Group, Inc.:
3 Month USD LIBOR + 0.07%, 2.41%, 10/15/2020 (a)	300,000	299,109
3 Month USD LIBOR + 0.26%, 2.59%, 6/15/2021 (a)	600,000	600,876
		2,653,007
INSURANCE — 1.0%
Metropolitan Life Global Funding I 3 Month USD LIBOR + 0.57%, 2.51%, 9/7/2020 (a) (b)	1,000,000	1,001,240
MACHINERY, CONSTRUCTION & MINING — 1.6%
Caterpillar Financial Services Corp.:
Series MTN, 3 Month USD LIBOR + 0.13%, 2.45%, 11/29/2019 (a)	500,000	500,155
Series MTN, 3 Month USD LIBOR + 0.18%, 2.50%, 12/6/2018 (a)	250,000	250,057
Series MTN, 3 Month USD LIBOR + 0.28%, 2.60%, 9/7/2021 (a)	500,000	500,560
Series MTN, 3 Month USD LIBOR + 0.28%, 2.65%, 3/22/2019 (a)	300,000	300,324
		1,551,096
MACHINERY-DIVERSIFIED — 1.3%
John Deere Capital Corp.:
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.57%, 2.91%, 1/8/2019 (a)	$ 200,000	$ 200,284
Series GMTN, 3 Month USD LIBOR + 0.18%, 2.56%, 1/7/2020 (a)	500,000	500,435
Series MTN, 3 Month USD LIBOR + 0.29%, 2.62%, 10/9/2019 (a)	325,000	325,640
Series MTN, 3 Month USD LIBOR + 0.29%, 2.66%, 6/22/2020 (a)	275,000	275,685
		1,302,044
MEDIA — 0.4%
NBCUniversal Enterprise, Inc. 3 Month USD LIBOR + 0.40%, 2.74%, 4/1/2021 (a) (b)	400,000	400,696
MISCELLANEOUS MANUFACTURER — 0.7%
General Electric Co. Series GMTN, 3 Month USD LIBOR + 0.51%, 2.85%, 1/14/2019 (a)	63,000	63,062
Siemens Financieringsmaatschappij NV:
3 Month USD LIBOR + 0.32%, 2.65%, 9/13/2019 (a) (b)	200,000	200,460
3 Month USD LIBOR + 0.34%, 2.67%, 3/16/2020 (a) (b)	450,000	451,319
		714,841
OIL & GAS — 4.3%
BP Capital Markets PLC:
3 Month USD LIBOR + 0.65%, 2.99%, 9/19/2022 (a)	250,000	253,602
3 Month USD LIBOR + 0.87%, 3.20%, 9/16/2021 (a)	500,000	509,505
ConocoPhillips Co. 3 Month USD LIBOR + 0.90%, 3.21%, 5/15/2022 (a)	850,000	866,099
Equinor ASA 3 Month USD LIBOR + 0.46%, 2.80%, 11/8/2018 (a)	250,000	250,110
Exxon Mobil Corp. 1.71%, 3/1/2019	500,000	498,415
Shell International Finance B.V.:
3 Month USD LIBOR + 0.35%, 2.68%, 9/12/2019 (a)	300,000	300,867
3 Month USD LIBOR + 0.45%, 2.79%, 5/11/2020 (a)	900,000	905,778
3 Month USD LIBOR + 0.58%, 2.92%, 11/10/2018 (a)	250,000	250,163
Total Capital International SA 3 Month USD LIBOR + 0.35%, 2.69%, 6/19/2019 (a)	450,000	450,945
		4,285,484

See accompanying notes to schedules of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
PHARMACEUTICALS — 1.1%
AstraZeneca PLC 3 Month USD LIBOR + 0.53%, 2.85%, 11/16/2018 (a)	$ 1,036,000	$ 1,036,622
RETAIL — 1.7%
Home Depot, Inc. 3 Month USD LIBOR + 0.15%, 2.47%, 6/5/2020 (a)	350,000	350,710
Lowe's Cos., Inc. 3 Month USD LIBOR + 0.42%, 2.75%, 9/10/2019 (a)	750,000	752,490
Walmart, Inc. 3 Month USD LIBOR + 0.23%, 2.60%, 6/23/2021 (a)	600,000	602,982
		1,706,182
SOFTWARE — 1.3%
Oracle Corp.:
3 Month USD LIBOR + 0.51%, 2.85%, 10/8/2019 (a)	895,000	899,314
3 Month USD LIBOR + 0.58%, 2.92%, 1/15/2019 (a)	387,000	387,658
		1,286,972
TELECOMMUNICATIONS — 0.6%
Cisco Systems, Inc. 3 Month USD LIBOR + 0.34%, 2.68%, 9/20/2019 (a)	560,000	561,641
TRANSPORTATION — 0.2%
United Parcel Service, Inc. 3 Month USD LIBOR + 0.45%, 2.79%, 4/1/2023 (a)	200,000	200,936
TOTAL CORPORATE BONDS & NOTES (Cost $55,870,693)		55,915,615
ASSET-BACKED SECURITIES — 24.5%
AUTOMOBILE — 13.5%
AmeriCredit Automobile Receivables Trust 2014-2 Series 2014-2, Class D, Class D, 2.57%, 7/8/2020	2,000,000	1,999,589
BMW Floorplan Master Owner Trust Series 2018-1, Class A2, 1 Month USD LIBOR + 0.32%, 2.48%, 5/15/2023 (a) (b)	500,000	500,331
CarMax Auto Owner Trust Series 2017-3, Class A2A, 1.64%, 9/15/2020	417,549	416,150
Drive Auto Receivables Trust Series 2018-2, Class A2, Class A2, 2.64%, 9/15/2020	890,866	890,900
Ford Credit Auto Owner Trust 2015-C Series 2015-C, Class A4, 1.74%, 2/15/2021	1,000,000	995,297
Security Description	Principal Amount	Value
GM Financial Automobile Leasing Trust 2016-1 Series 2016-1, Class B, 2.59%, 3/20/2020	$ 1,960,000	$ 1,959,637
Honda Auto Receivables 2016-3 Owner Trust Series 2016-3, Class A3, 1.16%, 5/18/2020	388,814	386,497
Honda Auto Receivables 2017-4 Owner Trust Series 2017-4, Class A2, 1.80%, 1/21/2020	152,081	151,713
Hyundai Auto Receivables Trust 2015-C Series 2015-C, Class A4, 1.78%, 11/15/2021	1,060,000	1,054,447
Hyundai Auto Receivables Trust 2017-B Series 2017-B, Class A2A, 1.57%, 8/17/2020	266,780	265,851
Nissan Auto Receivables Owner Trust:
Series 2017-A, Class A2A, 1.47%, 1/15/2020	29,944	29,904
Series 2015-C, Class A3, Class A3, 1.37%, 5/15/2020	180,657	180,022
Series 2018-A, Class A2A, 2.39%, 12/15/2020	495,672	494,683
Toyota Auto Receivables Owner Trust:
Series 2015-A, Class A4, Class A4, 1.52%, 6/15/2020	510,206	509,688
Series 2017-B, Class A2A, 1.46%, 1/15/2020	78,095	77,951
Series 2015-B, Class A4, Class A4, 1.74%, 9/15/2020	1,053,985	1,051,986
World Omni Auto Receivables Trust Series 2015-B, Class A3, Class A3, 1.49%, 12/15/2020	264,815	264,136
World Omni Auto Receivables Trust 2018-A Series 2018-A, Class A2, 2.19%, 5/17/2021	669,213	667,168
World Omni Automobile Lease Securitization Trust 2018-B Series 2018-B, Class A2, 2.96%, 6/15/2021	1,500,000	1,498,551
		13,394,501
CREDIT CARD — 11.0%
American Express Credit Account Master Trust Series 2017-4, Class A, 1.64%, 12/15/2021	1,800,000	1,788,790
BA Credit Card Trust:
Series 2016-A1, Class A, Class A, 1 Month USD LIBOR + 0.39%, 2.55%, 10/15/2021 (a)	400,000	400,788

See accompanying notes to schedules of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series 2014-A1, Class A, Class A, 1 Month USD LIBOR + 0.38%, 2.54%, 6/15/2021 (a)	$ 250,000	$ 250,248
CARDS II Trust:
Series 2018-1A, Class A, 1 Month USD LIBOR + 0.35%, 2.51%, 4/17/2023 (a) (b)	500,000	500,780
Series 2017-1A, Class A, 1 month LIBOR + 0.37%, 2.53%, 4/18/2022 (a) (b)	400,000	400,396
Chase Issuance Trust:
Series 2016-A5, Class A5, Class A5, 1.27%, 7/15/2021	1,000,000	988,533
Series 2012-A4, Class A4, Class A4, 1.58%, 8/15/2021	500,000	494,816
Citibank Credit Card Issuance Trust Series 2017-A2, Class A2, 1.74%, 1/19/2021	2,160,000	2,155,155
Discover Card Execution Note Trust:
Series 2013-A6, Class A6, Class A6, 1 Month USD LIBOR + 0.45%, 2.61%, 4/15/2021 (a)	300,000	300,024
Series 2016-A2, Class A2, Class A2, 1 Month USD LIBOR + 0.540%, 2.70%, 9/15/2021 (a)	500,000	501,077
Evergreen Credit Card Trust:
Series 2018-2, Class A, 1 Month USD LIBOR + 0.35%, 2.51%, 7/15/2022 (a) (b)	250,000	250,447
Series 2017-1, Class A, Class A, 1 Month USD LIBOR + 0.26%, 2.42%, 10/15/2021 (a) (b)	700,000	701,114
Golden Credit Card Trust Series 2018-3A, Class A, 1 Month USD LIBOR + 0.32%, 2.48%, 5/15/2023 (a) (b)	600,000	600,032
Gracechurch Card Funding PLC Series 2018-1A, Class A, 1 Month USD LIBOR + 0.4%, 2.56%, 7/15/2022 (a) (b)	500,000	499,955
Master Credit Card Trust II Series 2018-3, Class A, 1 Month USD LIBOR + 0.34%, 2.52%, 1/21/2022 (a) (b)	1,000,000	999,700
		10,831,855
TOTAL ASSET-BACKED SECURITIES (Cost $24,216,797)		24,226,356
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
CANADA — 0.3%
Province of Quebec Canada Series MTN, 3 Month USD LIBOR + 0.13%, 2.48%, 9/21/2020 (a) (Cost $250,000)	250,000	250,570
Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 16.1%
Treasury Bill Zero Coupon, 2/14/2019	$ 9,000,000	$ 8,923,168
Treasury Notes:
0.88%, 7/31/2019	3,000,000	2,958,047
1.00%, 11/30/2018	765,000	763,476
1.25%, 6/30/2019	1,000,000	990,547
1.38%, 9/30/2019	1,640,000	1,619,551
2.00%, 1/31/2020	700,000	693,412
TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,971,142)		15,948,201
MORTGAGE-BACKED SECURITIES — 1.0%
Holmes Master Issuer PLC Series 2018-2A, Class A1, 1 Month USD LIBOR + 0.35%, 2.43%, 7/15/2019 (a) (b)	1,000,000	1,000,163

	Shares
SHORT-TERM INVESTMENT — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (c) (d) (Cost $1,174,118)	1,174,118	1,174,118
TOTAL INVESTMENTS — 99.7% (Cost $98,482,750)		98,515,023
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		250,121
NET ASSETS — 100.0%		$ 98,765,144

(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 17.9% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2018.

FRN	= Floating Rate Note
GMTN	= Global Medium Term Note
LIBOR	= London Interbank Offered Rate

See accompanying notes to schedules of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Aerospace & Defense	$ —	$ 1,089,487	$—	$ 1,089,487
Auto Manufacturers	—	8,866,569	—	8,866,569
Banks	—	23,103,220	—	23,103,220
Beverages	—	1,529,057	—	1,529,057
Biotechnology	—	350,224	—	350,224
Chemicals	—	704,291	—	704,291
Computers	—	1,406,302	—	1,406,302
Diversified Financial Services	—	962,656	—	962,656
Electronics	—	1,203,048	—	1,203,048
Health Care Services	—	2,653,007	—	2,653,007
Insurance	—	1,001,240	—	1,001,240
Machinery, Construction & Mining	—	1,551,096	—	1,551,096
Machinery-Diversified	—	1,302,044	—	1,302,044
Media	—	400,696	—	400,696
Miscellaneous Manufacturer	—	714,841	—	714,841
Oil & Gas	—	4,285,484	—	4,285,484
Pharmaceuticals	—	1,036,622	—	1,036,622
Retail	—	1,706,182	—	1,706,182
Software	—	1,286,972	—	1,286,972
Telecommunications	—	561,641	—	561,641
Transportation	—	200,936	—	200,936
Asset-Backed Securities
Automobile	—	13,394,501	—	13,394,501
Credit Card	—	10,831,855	—	10,831,855
Mortgage-Backed Securities
Collateralized-Mortgage Obligations	—	1,000,163	—	1,000,163
U.S. Treasury Obligations	—	15,948,201	—	15,948,201
Foreign Government Obligations	—	250,570	—	250,570
Short-Term Investment	1,174,118	—	—	1,174,118
TOTAL INVESTMENTS	$1,174,118	$97,340,905	$—	$98,515,023
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,033,700	$4,033,700	$24,813,704	$27,673,286	$—	$—	1,174,118	$1,174,118	$10,840	$—
See accompanying notes to schedules of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 14.4%
ARGENTINA — 0.3%
Pampa Energia SA Series REGS, 7.50%, 1/24/2027	$ 4,350,000	$ 3,866,193
YPF SA:
Series REGS, 6.95%, 7/21/2027	1,500,000	1,313,805
Series REGS, 8.50%, 7/28/2025	3,600,000	3,524,904
		8,704,902
AUSTRALIA — 0.2%
Commonwealth Bank of Australia 2.75%, 3/10/2022 (a)	2,555,000	2,482,923
Macquarie Group, Ltd.:
3 Month USD LIBOR + 1.02%, 1.00%, 11/28/2023 (a) (b)	1,630,000	1,564,099
3 Month USD LIBOR + 1.33%, 1.00%, 3/27/2024 (a) (b)	1,590,000	1,582,750
		5,629,772
BELGIUM — 0.1%
Anheuser-Busch InBev Finance, Inc. 2.65%, 2/1/2021	3,305,000	3,257,144
BRAZIL — 0.6%
Banco BTG Pactual SA Series REGS, 5.50%, 1/31/2023	900,000	848,493
Banco do Brasil SA Series REGS, 10 Year CMT + 4.40%, 6.25%, 4/15/2024 (b)	4,700,000	3,586,429
Braskem Finance, Ltd. 6.45%, 2/3/2024	300,000	321,000
Itau Unibanco Holding SA Series REGS, 5 Year CMT + 3.86%, 6.50%, 12/31/2099 (b)	1,000,000	937,320
JBS Investments GmbH Series REGS, 7.25%, 4/3/2024	4,300,000	4,396,535
JBS USA LUX SA/JBS USA Finance, Inc. 6.75%, 2/15/2028 (a)	670,000	664,040
MARB BondCo PLC:
7.00%, 3/15/2024 (a)	600,000	568,548
Series REGS, 6.88%, 1/19/2025	2,200,000	2,045,692
Marfrig Holdings Europe B.V. 8.00%, 6/8/2023 (a)	1,000,000	1,003,770
Petrobras Global Finance B.V. 5.75%, 2/1/2029	4,600,000	4,117,046
Security Description	Principal Amount	Value
Votorantim Cimentos SA Series REGS, 7.25%, 4/5/2041	$ 600,000	$ 595,668
		19,084,541
CANADA — 0.3%
1011778 BC ULC/New Red Finance, Inc. 5.00%, 10/15/2025 (a)	890,000	848,837
Calfrac Holdings L.P. 8.50%, 6/15/2026 (a)	220,000	205,150
Canadian Natural Resources, Ltd. 2.95%, 1/15/2023	3,175,000	3,064,192
Fortis, Inc. 2.10%, 10/4/2021	1,605,000	1,531,695
Garda World Security Corp. 8.75%, 5/15/2025 (a)	630,000	614,250
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	415,000	391,138
MEG Energy Corp. 7.00%, 3/31/2024 (a)	230,000	209,875
Superior Plus L.P./Superior General Partner, Inc. 7.00%, 7/15/2026 (a)	635,000	639,483
Telesat Canada/Telesat LLC 8.88%, 11/15/2024 (a)	390,000	416,813
Tervita Escrow Corp. 7.63%, 12/1/2021 (a)	825,000	851,812
		8,773,245
CAYMAN ISLANDS — 0.1%
Avolon Holdings Funding, Ltd. 5.13%, 10/1/2023 (a)	320,000	323,456
Cosan Overseas, Ltd. 8.25%, 11/5/2018	4,314,000	4,281,645
Transocean Pontus, Ltd. 6.13%, 8/1/2025 (a)	200,000	203,000
		4,808,101
CHILE — 0.6%
Banco de Credito e Inversiones SA Series REGS, 4.00%, 2/11/2023	2,000,000	2,004,700
Banco del Estado de Chile Series REGS, 3.88%, 2/8/2022	1,000,000	1,000,280
Banco Santander Chile Series REGS, 3.88%, 9/20/2022	434,000	433,167
Celulosa Arauco y Constitucion SA 4.75%, 1/11/2022	1,400,000	1,432,914
Embotelladora Andina SA Series REGS, 5.00%, 10/1/2023	3,500,000	3,668,770
Guanay Finance, Ltd. Series REGS, 6.00%, 12/15/2020	978,373	992,873

See accompanying notes to schedules of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Inversiones CMPC SA Series REGS, 4.50%, 4/25/2022	$ 2,300,000	$ 2,329,417
SACI Falabella Series REGS, 3.75%, 4/30/2023	3,600,000	3,566,520
Transelec SA Series REGS, 3.88%, 1/12/2029	1,000,000	921,650
VTR Finance B.V.:
6.88%, 1/15/2024 (a)	700,000	711,375
Series REGS, 6.88%, 1/15/2024	2,100,000	2,135,847
		19,197,513
CHINA — 0.3%
Alibaba Group Holding, Ltd. 2.80%, 6/6/2023	200,000	192,540
CNPC General Capital, Ltd. Series REGS, 3.40%, 4/16/2023	3,000,000	2,930,760
CNPC HK Overseas Capital, Ltd. Series REGS, 4.50%, 4/28/2021	1,500,000	1,529,490
Gran Tierra Energy International Holdings, Ltd. Series REGS, 6.25%, 2/15/2025	900,000	877,572
Sinopec Group Overseas Development 2016, Ltd.:
Series REGS, 2.75%, 5/3/2021	500,000	488,265
Series REGS, 2.75%, 9/29/2026	1,500,000	1,343,655
Sinopec Group Overseas Development 2017, Ltd. 3.63%, 4/12/2027 (a)	700,000	665,742
		8,028,024
COLOMBIA — 0.1%
Banco Bilbao Vizcaya Argentaria Colombia SA Series REGS, 4.88%, 4/21/2025	500,000	499,170
Bancolombia SA 4.88%, 10/18/2027 (b)	1,100,000	1,056,770
Ecopetrol SA 5.88%, 9/18/2023	300,000	319,269
Grupo Aval, Ltd. Series REGS, 4.75%, 9/26/2022	500,000	495,305
Millicom International Cellular SA Series REGS, 6.00%, 3/15/2025	400,000	402,248
		2,772,762
COSTA RICA — 0.1%
Banco Nacional de Costa Rica Series REGS, 5.88%, 4/25/2021 (a)	2,990,000	2,979,236
Security Description	Principal Amount	Value
DOMINICAN REPUBLIC — 0.2%
AES Andres B.V./Dominican Power Partners/Empresa Generadora de Electricidad It 7.95%, 5/11/2026 (a)	$ 2,200,000	$ 2,274,602
Banco de Reservas de la Republica Dominicana Series REGS, 7.00%, 2/1/2023 (a)	3,950,000	4,039,428
		6,314,030
FRANCE — 0.0% (c)
Altice France SA 7.38%, 5/1/2026 (a)	425,000	425,000
HONG KONG — 0.1%
CK Hutchison International 17, Ltd. 3.50%, 4/5/2027 (a)	1,100,000	1,047,365
Hutchison Whampoa International 12 II, Ltd. 3.25%, 11/8/2022	1,000,000	978,140
		2,025,505
INDIA — 1.2%
Adani Ports & Special Economic Zone, Ltd.:
Series REGS, 3.50%, 7/29/2020	200,000	197,496
Series REGS, 3.95%, 1/19/2022	2,500,000	2,451,100
Bharat Petroleum Corp., Ltd. 4.63%, 10/25/2022	1,100,000	1,104,587
Bharti Airtel International Netherlands B.V. Series REGS, 5.13%, 3/11/2023	3,400,000	3,373,412
Bharti Airtel, Ltd. Series REGS, 4.38%, 6/10/2025	4,000,000	3,721,280
BPRL International Singapore Pte, Ltd. Series EMTN, 4.38%, 1/18/2027	3,900,000	3,666,226
Export-Import Bank of India Series EMTN, 3.13%, 7/20/2021	1,000,000	974,915
Indian Oil Corp., Ltd.:
5.63%, 8/2/2021	2,000,000	2,075,526
5.75%, 8/1/2023	4,900,000	5,131,491
ONGC Videsh Vankorneft Pte, Ltd. 3.75%, 7/27/2026	5,500,000	5,069,152
Reliance Holding USA, Inc. Series REGS, 5.40%, 2/14/2022	4,500,000	4,648,455
Vedanta Resources PLC:
Series REGS, 6.13%, 8/9/2024	2,800,000	2,612,148

See accompanying notes to schedules of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series REGS, 7.13%, 5/31/2023	$ 600,000	$ 589,674
		35,615,462
IRELAND — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 7.25%, 5/15/2024 (a)	815,000	853,713
C&W Senior Financing DAC Series REGS, 6.88%, 9/15/2027	4,000,000	4,002,440
		4,856,153
ISRAEL — 0.2%
Delek & Avner Tamar Bond, Ltd.:
4.44%, 12/30/2020 (a)	1,600,000	1,609,920
5.41%, 12/30/2025 (a)	340,000	341,839
Israel Electric Corp., Ltd. Series 6, 5.00%, 11/12/2024 (a)	600,000	609,198
Teva Pharmaceutical Finance Netherlands III B.V. 2.80%, 7/21/2023	3,345,000	2,968,136
		5,529,093
JAMAICA — 0.1%
Digicel Group, Ltd.:
Series REGS, 7.13%, 4/1/2022	3,300,000	2,161,500
Series REGS, 8.25%, 9/30/2020	1,000,000	761,060
		2,922,560
JAPAN — 0.1%
Mitsubishi UFJ Financial Group, Inc. 3 Month USD LIBOR + 0.74%, 3.06%, 3/2/2023 (b)	1,600,000	1,600,800
Sumitomo Mitsui Financial Group, Inc. 3 Month USD LIBOR + 0.74%, 3.08%, 1/17/2023 (b)	1,960,000	1,961,842
		3,562,642
LUXEMBOURG — 0.2%
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023	215,000	198,080
8.50%, 10/15/2024 (a)	240,000	241,800
Millicom International Cellular SA Series REGS, 5.13%, 1/15/2028	600,000	551,886
Minerva Luxembourg SA:
Series REGS, 5.88%, 1/19/2028	1,400,000	1,245,846
Series REGS, 6.50%, 9/20/2026	2,800,000	2,624,328
		4,861,940
Security Description	Principal Amount	Value
MALAYSIA — 0.8%
Axiata SPV2 Bhd Series 2, 3.47%, 11/19/2020	$ 6,200,000	$ 6,168,485
Gohl Capital, Ltd. 4.25%, 1/24/2027	5,000,000	4,763,585
Malayan Banking Bhd USD 5 Year Swap Rate + 2.54%, 3.91%, 10/29/2026 (b)	7,000,000	6,902,630
Malaysia Sovereign Sukuk Bhd Series REGS, 3.04%, 4/22/2025	1,400,000	1,335,712
Malaysia Sukuk Global Bhd Series REGS, 3.18%, 4/27/2026	2,250,000	2,148,030
Petronas Capital, Ltd. Series REGS, 3.50%, 3/18/2025	3,000,000	2,933,640
		24,252,082
MEXICO — 0.6%
Banco Mercantil del Norte SA:
Series REGS, 10 Year CMT + 5.35%, 7.63%, 12/31/2099 (b)	1,710,000	1,726,023
Series REGS, 5 Year CMT + 5.04%, 6.88%, 12/31/2099 (b)	464,000	465,550
Series REGS, VRN, 5 year CMT + 4.447%, 5.75%, 10/4/2031 (b)	1,200,000	1,128,300
Banco Santander Mexico SA:
5 Year CMT + 3.00%, 5.95%, 10/1/2028 (a) (b)	1,700,000	1,733,422
Series REGS, 5 Year CMT + 4.58%, 5.95%, 1/30/2024 (b)	3,300,000	3,325,773
BBVA Bancomer SA:
Series REGS, 5 Year CMT + 2.65%, 5.13%, 1/18/2033 (b)	4,000,000	3,638,880
Series REGS, 5 Year CMT + 3.00%, 5.35%, 11/12/2029 (b)	200,000	192,280
Coca-Cola Femsa SAB de CV 3.88%, 11/26/2023	650,000	650,747
Credito Real SAB de CV Series REGS, 10 Year CMT + 7.03%, 9.13%, 12/31/2099 (b)	900,000	894,267
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	1,000,000	956,710
Grupo Idesa SA de CV Series REGS, 7.88%, 12/18/2020	2,000,000	1,756,960
Unifin Financiera SAB de CV:
Series REGS, 7.38%, 2/12/2026	200,000	190,704

See accompanying notes to schedules of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series REGS, 5 Year CMT + 6.31%, 8.88%, 12/31/2099 (b)	$ 3,100,000	$ 2,902,189
		19,561,805
NETHERLANDS — 0.0% (c)
Ajecorp B.V. Series REGS, 6.50%, 5/14/2022	150,000	115,500
Stars Group Holdings B.V. 7.00%, 7/15/2026 (a)	305,000	314,272
		429,772
PANAMA — 0.2%
Global Bank Corp. Series REGS, 5.13%, 10/30/2019	7,000,000	7,046,200
PERU — 0.1%
Banco de Credito del Peru Series REGS, 5.38%, 9/16/2020	2,000,000	2,070,720
Banco Internacional del Peru SAA Series REGS, 3 Month USD LIBOR + 6.74%, 8.50%, 4/23/2070 (b) (d)	500,000	523,750
BBVA Banco Continental SA Series REGS, 5.00%, 8/26/2022	1,000,000	1,031,700
Transportadora de Gas del Peru SA Series REGS, 4.25%, 4/30/2028	700,000	687,477
		4,313,647
PHILIPPINES — 0.2%
BDO Unibank, Inc.:
Series EMTN, 2.63%, 10/24/2021	1,200,000	1,149,404
Series EMTN, 2.95%, 3/6/2023	6,200,000	5,837,406
		6,986,810
SINGAPORE — 0.6%
DBS Group Holdings, Ltd. Series GMTN, USD 5 Year Swap Rate + 2.39%, 3.60%, 9/7/2021 (b)	4,100,000	3,956,500
Oversea-Chinese Banking Corp., Ltd. Series REGS, USD 5 Year Swap Rate + 2.20%, 4.00%, 10/15/2024 (b)	2,000,000	2,007,080
Temasek Financial I, Ltd. Series REGS, 2.38%, 1/23/2023	7,650,000	7,333,060
United Overseas Bank, Ltd.:
Series EMTN, USD 5 Year Swap Rate + 1.79%, 3.88%, 12/31/2099 (b)	2,000,000	1,876,550
Series EMTN, USD 5 Year Swap Rate + 2.24%, 3.50%, 9/16/2026 (b)	4,500,000	4,428,855
		19,602,045
Security Description	Principal Amount	Value
UNITED KINGDOM — 0.3%
AstraZeneca PLC 2.38%, 6/12/2022	$ 1,600,000	$ 1,537,600
Avation Capital SA 6.50%, 5/15/2021 (a)	700,000	703,500
MARB BondCo PLC Series REGS, 7.00%, 3/15/2024	400,000	379,032
Reynolds American, Inc. 4.00%, 6/12/2022	3,295,000	3,320,108
Royal Bank of Scotland Group PLC 3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (b)	3,270,000	3,168,826
		9,109,066
UNITED STATES — 6.6%
AbbVie, Inc. 3.20%, 11/6/2022	1,650,000	1,621,339
Air Lease Corp. 3.25%, 3/1/2025	3,270,000	3,054,540
AK Steel Corp. 6.38%, 10/15/2025	440,000	419,267
Albertsons Cos. LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 5.75%, 3/15/2025	480,000	430,800
Alcoa Nederland Holding B.V. 6.13%, 5/15/2028 (a)	220,000	226,600
Allergan Funding SCS:
3.80%, 3/15/2025	1,115,000	1,091,340
3.85%, 6/15/2024	2,375,000	2,349,754
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 8.25%, 8/1/2023 (a)	815,000	846,622
Altice US Finance I Corp. 5.38%, 7/15/2023 (a)	875,000	884,887
Amazon.com, Inc.:
2.60%, 12/5/2019	400,000	399,144
2.80%, 8/22/2024	1,985,000	1,916,200
3.80%, 12/5/2024	1,255,000	1,279,736
American Axle & Manufacturing, Inc. 6.25%, 3/15/2026	435,000	427,061
American Express Co. 2.50%, 8/1/2022	1,630,000	1,563,333
Anthem, Inc. 3.30%, 1/15/2023	2,982,000	2,935,630
Apache Corp. 4.38%, 10/15/2028	1,530,000	1,503,669
Arrow Electronics, Inc. 3.88%, 1/12/2028	359,000	334,893
Ascend Learning LLC 6.88%, 8/1/2025 (a)	835,000	842,356
ASP AMC Merger Sub, Inc. 8.00%, 5/15/2025 (a)	730,000	554,800
AssuredPartners, Inc. 7.00%, 8/15/2025 (a)	822,000	813,780

See accompanying notes to schedules of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
AT&T, Inc. 3.40%, 5/15/2025	$ 1,530,000	$ 1,456,040
Avantor, Inc.:
6.00%, 10/1/2024 (a)	310,000	314,278
9.00%, 10/1/2025 (a)	615,000	635,756
B&G Foods, Inc. 5.25%, 4/1/2025	915,000	872,727
Bank of America Corp. Series GMTN, 3 Month USD LIBOR + 0.66%, 2.37%, 7/21/2021 (b)	3,440,000	3,377,839
Bausch Health Cos., Inc. 7.00%, 3/15/2024 (a)	240,000	253,272
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025 (a)	920,000	847,596
Becton Dickinson and Co. 2.89%, 6/6/2022	3,245,000	3,131,100
BlueLine Rental Finance Corp./BlueLine Rental LLC 9.25%, 3/15/2024 (a)	805,000	847,262
Boston Properties L.P. 3.65%, 2/1/2026	3,415,000	3,308,179
Boyne USA, Inc. 7.25%, 5/1/2025 (a)	835,000	883,146
Builders FirstSource, Inc. 5.63%, 9/1/2024 (a)	860,000	827,750
Calpine Corp. 5.75%, 1/15/2025	450,000	398,250
Camelot Finance SA 7.88%, 10/15/2024 (a)	415,000	412,925
Cardinal Health, Inc. 3.41%, 6/15/2027	3,605,000	3,324,819
Caterpillar, Inc. 3.40%, 5/15/2024	2,791,000	2,790,051
CB Escrow Corp. 8.00%, 10/15/2025 (a)	121,000	112,833
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.00%, 2/1/2028 (a)	475,000	444,695
5.75%, 2/15/2026 (a)	405,000	406,013
CDK Global, Inc. 5.88%, 6/15/2026	205,000	210,894
Celgene Corp. 4.35%, 11/15/2047	3,360,000	3,030,317
Cengage Learning, Inc. 9.50%, 6/15/2024 (a)	635,000	548,084
Centene Corp. 4.75%, 1/15/2025	880,000	877,800
Centene Escrow I Corp. 5.38%, 6/1/2026 (a)	90,000	92,025
Charter Communications Operating LLC/Charter Communications Operating Capital 4.46%, 7/23/2022	1,575,000	1,600,783
Cheniere Energy Partners L.P. 5.25%, 10/1/2025	935,000	935,000
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a)	599,000	551,080
Security Description	Principal Amount	Value
Citigroup, Inc. 3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (b)	$ 3,445,000	$ 3,281,776
CNX Midstream Partners L.P./CNX Midstream Finance Corp. 6.50%, 3/15/2026 (a)	870,000	868,338
CommScope Technologies LLC 6.00%, 6/15/2025 (a)	850,000	875,500
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	445,000	422,750
CRC Escrow Issuer LLC/CRC Finco, Inc. 5.25%, 10/15/2025 (a)	895,000	852,487
Crown Americas LLC/Crown Americas Capital Corp. 4.75%, 2/1/2026 (a)	405,000	387,788
CSC Holdings LLC 5.25%, 6/1/2024	440,000	430,100
CSI Compressco L.P./CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (a)	425,000	433,364
CVS Health Corp. 3.70%, 3/9/2023	3,190,000	3,176,028
Dana Financing Luxembourg Sarl 5.75%, 4/15/2025 (a)	425,000	417,754
Delta Air Lines, Inc. 3.63%, 3/15/2022	2,010,000	1,985,458
Delta Merger Sub, Inc. 6.00%, 9/15/2026 (a)	155,000	156,938
Discover Financial Services 4.10%, 2/9/2027	1,650,000	1,582,036
DJO Finance LLC/DJO Finance Corp. 8.13%, 6/15/2021 (a)	420,000	427,875
Dollar Tree, Inc. 4.00%, 5/15/2025	1,550,000	1,519,186
Duke Energy Corp. 2.65%, 9/1/2026	3,510,000	3,176,059
Edison International 4.13%, 3/15/2028	1,650,000	1,633,285
Eldorado Resorts, Inc. 6.00%, 4/1/2025	420,000	426,300
Embarq Corp. 8.00%, 6/1/2036	460,000	460,000
Energy Transfer Partners L.P.:
4.20%, 4/15/2027	100,000	96,616
4.75%, 1/15/2026	2,330,000	2,349,549
Enterprise Products Operating LLC 3.75%, 2/15/2025	2,355,000	2,348,053
Envision Helthcare Corp. 8.75%, 10/15/2026 (a)	45,000	45,000
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75%, 5/15/2026 (a)	440,000	450,472
EQT Corp. 3.90%, 10/1/2027	3,240,000	3,036,625

See accompanying notes to schedules of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
EQT Midstream Partners L.P. Series 5Y, 4.75%, 7/15/2023	$ 1,895,000	$ 1,923,766
ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)	900,000	873,000
Expedia Group, Inc. 3.80%, 2/15/2028	3,275,000	3,018,600
Extraction Oil & Gas, Inc. 5.63%, 2/1/2026 (a)	315,000	278,775
FedEx Corp. 4.75%, 11/15/2045	3,050,000	3,047,895
Financial & Risk US Holdings, Inc.:
6.25%, 5/15/2026 (a)	270,000	270,999
8.25%, 11/15/2026 (a)	20,000	19,878
First Data Corp. 5.75%, 1/15/2024 (a)	835,000	846,523
Flex Acquisition Co., Inc. 7.88%, 7/15/2026 (a)	140,000	138,250
Foresight Energy LLC/Foresight Energy Finance Corp. 11.50%, 4/1/2023 (a)	510,000	456,450
frontdoor, Inc. 6.75%, 8/15/2026 (a)	295,000	303,113
Frontier Communications Corp. 8.50%, 4/1/2026 (a)	240,000	226,050
FTS International, Inc. 6.25%, 5/1/2022	640,000	616,000
General Motors Co. 3 Month USD LIBOR + 0.80%, 3.14%, 8/7/2020 (b)	820,000	822,452
General Motors Financial Co., Inc.:
3.95%, 4/13/2024	275,000	267,721
3 Month USD LIBOR + 0.99%, 3.33%, 1/5/2023 (b)	2,070,000	2,065,839
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC 10.00%, 11/30/2024 (a)	765,000	847,237
Georgia-Pacific LLC 3.60%, 3/1/2025 (a)	1,543,000	1,527,508
GLP Capital L.P./GLP Financing II, Inc.:
5.30%, 1/15/2029	535,000	536,974
5.75%, 6/1/2028	950,000	984,574
Golden Nugget, Inc. 6.75%, 10/15/2024 (a)	640,000	649,216
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 0.78%, 3.12%, 10/31/2022 (b)	1,710,000	1,717,404
3 Month USD LIBOR + 1.17%, 3.48%, 5/15/2026 (b)	1,650,000	1,650,693
GTT Communications, Inc. 7.88%, 12/31/2024 (a)	665,000	645,881
Security Description	Principal Amount	Value
Gulfport Energy Corp. 6.38%, 5/15/2025	$ 875,000	$ 861,875
Halfmoon Parent, Inc. 3 Month USD LIBOR + 0.89%, 3.22%, 7/15/2023 (a) (b)	3,075,000	3,076,107
Hasbro, Inc. 3.50%, 9/15/2027	1,685,000	1,564,270
HCA, Inc. 5.38%, 9/1/2026	615,000	621,150
Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp. 5.63%, 2/15/2026 (a)	845,000	853,450
Hexion, Inc.:
6.63%, 4/15/2020	225,000	211,781
10.38%, 2/1/2022 (a)	650,000	632,125
Hi-Crush Partners L.P. 9.50%, 8/1/2026 (a)	95,000	88,345
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/2024	440,000	425,832
Icahn Enterprises L.P./Icahn Enterprises Finance Corp. 6.25%, 2/1/2022	805,000	824,159
Indigo Natural Resources LLC 6.88%, 2/15/2026 (a)	445,000	430,538
Informatica LLC 7.13%, 7/15/2023 (a)	800,000	819,000
IRB Holding Corp. 6.75%, 2/15/2026 (a)	865,000	846,662
Iridium Communications, Inc. 10.25%, 4/15/2023 (a)	405,000	441,703
Jeld-Wen, Inc. 4.63%, 12/15/2025 (a)	450,000	417,375
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a)	440,000	429,000
Kinder Morgan, Inc. 4.30%, 3/1/2028	1,635,000	1,619,386
Kratos Defense & Security Solutions, Inc. 6.50%, 11/30/2025 (a)	200,000	205,540
Laboratory Corp. of America Holdings 3.60%, 2/1/2025	3,271,000	3,173,884
Level 3 Financing, Inc. 5.38%, 8/15/2022	1,915,000	1,925,772
Live Nation Entertainment, Inc. 5.63%, 3/15/2026 (a)	425,000	430,219
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026 (a)	100,000	102,580
Match Group, Inc. 5.00%, 12/15/2027 (a)	625,000	620,313
Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc. 8.50%, 6/1/2026 (a)	210,000	204,937

See accompanying notes to schedules of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. 4.50%, 1/15/2028	$ 930,000	$ 852,010
Microchip Technology, Inc. 4.33%, 6/1/2023 (a)	3,075,000	3,055,074
Morgan Stanley 3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (b)	3,085,000	3,061,924
Mosaic Co. 4.05%, 11/15/2027	1,680,000	1,624,241
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026 (a)	520,000	519,376
MPT Operating Partnership L.P./MPT Finance Corp. 5.25%, 8/1/2026	855,000	851,794
Nabors Industries, Inc. 5.75%, 2/1/2025	440,000	421,575
Navient Corp. 6.50%, 6/15/2022	835,000	865,644
New York Life Global Funding 2.30%, 6/10/2022 (a)	1,705,000	1,636,919
NextEra Energy Operating Partners L.P. 4.25%, 9/15/2024 (a)	925,000	907,656
NFP Corp. 6.88%, 7/15/2025 (a)	870,000	870,000
NGL Energy Partners L.P./NGL Energy Finance Corp. 7.50%, 11/1/2023	65,000	65,163
NRG Energy, Inc. 6.25%, 7/15/2022	412,000	425,060
NUVEEN FINANCE LLC 4.13%, 11/1/2024 (a)	3,220,000	3,182,487
Par Petroleum LLC/Petroleum Finance Corp. 7.75%, 12/15/2025 (a)	425,000	422,926
Peabody Energy Corp. 6.00%, 3/31/2022 (a)	843,000	857,752
Penske Truck Leasing Co. L.P./PTL Finance Corp. 4.20%, 4/1/2027 (a)	675,000	661,399
PetSmart, Inc. 7.13%, 3/15/2023 (a)	545,000	392,400
Pilgrim's Pride Corp. 5.75%, 3/15/2025 (a)	885,000	849,600
Post Holdings, Inc. 5.50%, 3/1/2025 (a)	1,800,000	1,791,000
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/2023 (a)	1,009,000	1,079,125
Prudential Financial, Inc. Series MTN, 3.50%, 5/15/2024	3,350,000	3,347,688
QEP Resources, Inc. 5.25%, 5/1/2023	1,000,000	976,300
Security Description	Principal Amount	Value
Radiate Holdco LLC/Radiate Finance, Inc. 6.88%, 2/15/2023 (a)	$ 465,000	$ 447,563
Riverbed Technology, Inc. 8.88%, 3/1/2023 (a)	570,000	540,075
Roper Technologies, Inc. 4.20%, 9/15/2028	1,505,000	1,493,968
Sabine Pass Liquefaction LLC 5.00%, 3/15/2027	2,240,000	2,298,845
Santander Holdings USA, Inc. 3.40%, 1/18/2023	1,625,000	1,567,329
Schweitzer-Mauduit International, Inc. 6.88%, 10/1/2026 (a)	290,000	296,888
Select Medical Corp. 6.38%, 6/1/2021	1,350,000	1,366,875
Sirius XM Radio, Inc. 5.38%, 7/15/2026 (a)	625,000	620,313
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	430,000	418,175
Smithfield Foods, Inc. 4.25%, 2/1/2027 (a)	1,620,000	1,530,997
Sophia L.P./Sophia Finance, Inc. 9.00%, 9/30/2023 (a)	810,000	846,345
Southern Co. 1.85%, 7/1/2019	1,320,000	1,310,021
Springleaf Finance Corp. 7.13%, 3/15/2026	415,000	413,963
Sprint Corp. 7.13%, 6/15/2024	1,355,000	1,405,812
Stevens Holding Co., Inc. 6.13%, 10/1/2026 (a)	180,000	183,272
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp. 7.50%, 6/15/2025 (a)	845,000	869,336
Sunoco L.P./Sunoco Finance Corp. 5.50%, 2/15/2026 (a)	450,000	433,215
Sysco Corp. 3.25%, 7/15/2027	1,820,000	1,710,054
Tapstone Energy LLC/Tapstone Energy Finance Corp. 9.75%, 6/1/2022 (a)	300,000	279,987
Targa Resources Partners L.P./Targa Resources Partners Finance Corp. 5.88%, 4/15/2026 (a)	615,000	634,250
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	480,000	421,200
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a)	885,000	859,600
Tempur Sealy International, Inc. 5.50%, 6/15/2026	900,000	864,000
Tenet Healthcare Corp. 7.00%, 8/1/2025	860,000	849,250
TerraForm Power Operating LLC 4.25%, 1/31/2023 (a)	535,000	522,535

See accompanying notes to schedules of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
T-Mobile USA, Inc. 4.50%, 2/1/2026	$ 450,000	$ 427,500
TransDigm UK Holdings PLC 6.88%, 5/15/2026 (a)	835,000	855,875
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	220,000	221,936
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	565,250	576,555
Triumph Group, Inc. 7.75%, 8/15/2025	855,000	829,350
USA Compression Partners L.P./USA Compression Finance Corp. 6.88%, 4/1/2026 (a)	665,000	686,612
Valeant Pharmaceuticals International, Inc. 8.50%, 1/31/2027 (a)	565,000	592,544
Verizon Communications, Inc. 3.50%, 11/1/2024	1,510,000	1,487,758
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	375,000	387,188
Viking Cruises, Ltd. 5.88%, 9/15/2027 (a)	910,000	887,250
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp. 8.75%, 4/15/2023 (a)	230,000	227,269
Vistra Operations Co. LLC 5.50%, 9/1/2026 (a)	635,000	642,049
Vizient, Inc. 10.38%, 3/1/2024 (a)	780,000	852,150
Wand Merger Corp. 8.13%, 7/15/2023 (a)	380,000	397,518
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	435,000	425,213
Weatherford International, Ltd. 9.88%, 2/15/2024	220,000	215,336
WellCare Health Plans, Inc.:
5.25%, 4/1/2025	575,000	581,469
5.38%, 8/15/2026 (a)	165,000	167,690
Wells Fargo & Co.:
3.07%, 1/24/2023	1,810,000	1,765,184
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (b)	1,785,000	1,712,404
WestRock Co. 3.75%, 3/15/2025 (a)	1,660,000	1,633,008
Whiting Petroleum Corp. 6.63%, 1/15/2026	600,000	624,000
Williams Cos., Inc. 3.75%, 6/15/2027	1,710,000	1,630,143
Zimmer Biomet Holdings, Inc. 3.70%, 3/19/2023	1,580,000	1,569,967
		201,683,352
TOTAL CORPORATE BONDS & NOTES (Cost $453,080,210)		442,332,404
Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 2.1%
Aegis Asset Backed Securities Trust Series 2006-1, Class A2, 1 Month USD LIBOR + 0.17%, 2.39%, 1/25/2037 (b)	$ 30,481,721	$ 24,468,594
Ajax Mortgage Loan Trust Series 2017-C, Class A, 1.00%, 7/25/2060 (a) (e)	6,992,722	6,848,951
Colony Starwood Homes Trust Series 2016-2A, Class D, 1 Month USD LIBOR + 2.35%, 4.51%, 12/17/2033 (a) (b)	4,000,000	4,015,610
Flagship Credit Auto Trust Series 2016-3, Class B, 2.43%, 6/15/2021 (a)	3,500,000	3,487,052
GSAA Home Equity Trust Series 2007-10, Class A2A, 6.50%, 11/25/2037	2,694,472	1,864,028
OneMain Financial Issuance Trust Series 2015-1A, Class A, 3.19%, 3/18/2026 (a)	8,667,661	8,678,310
Progress Residential Trust Series 2016-SFR2, Class D, 1 Month USD LIBOR + 2.50%, 4.66%, 1/17/2034 (a) (b)	1,000,000	1,005,571
Structured Asset Investment Loan Trust Series 2006-BNC2, Class A5, 1 Month USD LIBOR + 0.16%, 2.38%, 5/25/2036 (b)	4,572,266	4,343,750
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC4, Class A4, 1 Month USD LIBOR + 0.17%, 2.39%, 12/25/2036 (b)	2,518,588	2,406,459
Towd Point Mortgage Trust Series 2015-1, Class AE, 3.00%, 10/25/2053 (a)	1,683,456	1,662,472
US Residential Opportunity Fund IV Trust Series 2017-1III, Class A, 1.00%, 11/27/2037 (a) (e)	4,564,895	4,525,052
TOTAL ASSET-BACKED SECURITIES (Cost $63,397,558)		63,305,849
FOREIGN GOVERNMENT OBLIGATIONS — 1.6%
ARGENTINA — 0.3%
Argentine Republic Government International Bond:
5.88%, 1/11/2028	1,350,000	1,070,753
6.63%, 7/6/2028	1,150,000	947,313
6.88%, 1/26/2027	3,500,000	2,988,160

See accompanying notes to schedules of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Provincia de Buenos Aires Series REGS, 7.88%, 6/15/2027	$ 4,250,000	$ 3,534,767
		8,540,993
BRAZIL — 0.1%
Itau Unibanco Holding SA Series REGS, 6.13%, 12/31/2099 (b)	2,500,000	2,316,500
CANADA — 0.0% (c)
Masonite International Corp. 5.75%, 9/15/2026 (a)	490,000	490,926
CHILE — 0.2%
Chile Government International Bond:
3.13%, 3/27/2025	2,000,000	1,941,260
3.13%, 1/21/2026	5,000,000	4,806,950
		6,748,210
COSTA RICA — 0.1%
Costa Rica Government International Bond 10.00%, 8/1/2020	2,905,000	3,132,926
INDIA — 0.0% (c)
Export-Import Bank of India Series EMTN, 4.00%, 1/14/2023	1,200,000	1,187,555
INDONESIA — 0.2%
Perusahaan Penerbit SBSN Indonesia III:
4.15%, 3/29/2027 (a)	4,500,000	4,349,385
Series REGS, 4.15%, 3/29/2027	2,000,000	1,933,060
		6,282,445
ISRAEL — 0.1%
Israel Government International Bond:
2.88%, 3/16/2026	3,500,000	3,311,210
3.15%, 6/30/2023	1,000,000	986,780
4.00%, 6/30/2022	500,000	511,020
		4,809,010
MEXICO — 0.0% (c)
Mexico Government International Bond:
3.75%, 1/11/2028	1,200,000	1,142,580
4.00%, 10/2/2023	400,000	402,920
		1,545,500
PANAMA — 0.2%
Panama Government International Bond 4.00%, 9/22/2024	5,000,000	5,067,950
PERU — 0.1%
Fondo MIVIVIENDA SA:
3.50%, 1/31/2023 (a)	800,000	773,992
Security Description	Principal Amount	Value
Series REGS, 3.50%, 1/31/2023	$ 1,800,000	$ 1,741,482
		2,515,474
PHILIPPINES — 0.3%
Philippine Government International Bond 4.20%, 1/21/2024	7,900,000	8,125,782
UNITED STATES — 0.0% (c)
Mavis Tire Express Services Corp. 1.24%, 3/20/2025	28,044	28,009
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $53,733,808)		50,791,280
SENIOR FLOATING RATE LOANS — 6.9%
AEROSPACE & DEFENSE — 0.0% (c)
TransDigm, Inc.:
Senior Secured 2018 Term Loan E, 1 Month USD LIBOR + 2.50%, 4.74%, 5/30/2025	231,069	231,991
Senior Secured 2018 Term Loan F, 1 Month USD LIBOR + 2.50%, 4.74%, 6/9/2023	569,265	571,994
		803,985
AUTO COMPONENTS — 0.3%
CH Hold Corp. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.24%, 2/1/2024	107,297	108,101
Federal-Mogul Holdings Corp. Senior Secured Term Loan C, 3 Month USD LIBOR + 3.75%, 5.89%, 4/15/2021	3,230,084	3,238,159
Mavis Tire Express Services Corp. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.42%, 3/20/2025	3,177,750	3,171,792
Tenneco, Inc. Senior Secured 1st Lien Term Loan B, 2.75%, 6/18/2025	2,705,000	2,711,776
		9,229,828
BUILDING PRODUCTS — 0.1%
Pisces Midco, Inc. Senior Secured 2018 Term Loan, 3 Month USD LIBOR + 3.75%, 6.09%, 4/12/2025	2,515,000	2,540,150

See accompanying notes to schedules of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
CAPITAL MARKETS — 0.1%
Duff & Phelps Corp. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.49%, 2/13/2025	$ 3,009,875	$ 3,015,789
CASINO SERVICES — 0.0% (c)
Stars Group Holdings B.V. Senior Secured 2018 USD Incremental Term Loan, 3 Month USD LIBOR + 3.50%, 5.89%, 7/10/2025	788,025	796,351
CHEMICALS — 0.1%
Avantor, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 4.00%, 6.24%, 11/21/2024	1,162,791	1,178,326
LTI Holdings, Inc. Senior Secured 2018 Add On 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 5.74%, 9/6/2025	950,000	954,949
Schenectady International Group, Inc. Senior Secured 2018 1st Lien Term Loan, 4.75%, 8/10/2025	510,000	513,188
Starfruit Finco B.V. Senior Secured 2018 USD Term Loan B, 3.25%, 9/20/2025	1,650,000	1,658,935
		4,305,398
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Asurion LLC:
Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 6.50%, 8.74%, 8/4/2025	940,000	967,908
Senior Secured 2018 Term Loan B6, 1 Month USD LIBOR + 3.00%, 5.24%, 11/3/2023	3,333,411	3,362,062
Prime Security Services Borrower LLC Senior Secured 2016 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 4.99%, 5/2/2022	4,269,234	4,293,910
Verscend Holding Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.50%, 6.74%, 8/27/2025	2,355,000	2,379,044
West Corp. Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 4.00%, 6.24%, 10/10/2024	3,945,187	3,938,185
		14,941,109
Security Description	Principal Amount	Value
COMMUNICATIONS EQUIPMENT — 0.1%
Avaya, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.25%, 6.41%, 12/15/2024	$ 2,178,525	$ 2,200,485
Digicel International Finance, Ltd. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.57%, 5/28/2024	2,036,754	1,938,104
		4,138,589
COMPUTERS — 0.1%
Verifone Systems, Inc. Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.00%, 6.32%, 8/20/2025	2,365,000	2,383,033
CONSTRUCTION & ENGINEERING — 0.0% (c)
Brand Energy & Infrastructure Services, Inc. Senior Secured 2017 Term Loan, 3 Month USD LIBOR + 4.25%, 6.60%, 6/21/2024	555,743	560,017
CONSTRUCTION MATERIALS — 0.1%
Forterra Finance, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.00%, 3.00%, 10/25/2023	583,509	560,350
Traverse Midstream Partners LLC Senior Secured 2017 Term Loan, 6 Month USD LIBOR + 4.00%, 6.16%, 9/27/2024	2,585,000	2,607,890
		3,168,240
CONTAINERS & PACKAGING — 0.1%
Reynolds Group Holdings, Inc. Senior Secured USD 2017 Term Loan, 1 Month USD LIBOR + 2.75%, 4.99%, 2/5/2023	2,600,179	2,614,805
DISTRIBUTORS — 0.0% (c)
American Tire Distributors Holdings, Inc. Senior Secured 2015 Term Loan, 3 Month USD LIBOR + 4.25%, 6.64%, 9/1/2021	207,394	180,519

See accompanying notes to schedules of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 0.0% (c)
Edelman Financial Center LLC Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 5.59%, 7/21/2025	$ 1,355,000	$ 1,368,835
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
CenturyLink Escrow LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 4.99%, 1/31/2025	3,414,200	3,394,568
Intelsat Jackson Holdings S.A. Senior Secured 2017 Term Loan B3, 1 Month USD LIBOR + 3.75%, 5.98%, 11/27/2023	1,665,000	1,673,550
		5,068,118
ELECTRICAL EQUIPMENT — 0.1%
Gates Global LLC Senior Secured 2017 USD Repriced Term Loan B, 1 Month USD LIBOR + 2.75%, 4.99%, 4/1/2024	2,117,857	2,133,413
ENERGY EQUIPMENT & SERVICES — 0.1%
BCP Renaissance Parent LLC Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.50%, 5.84%, 10/31/2024	2,330,000	2,347,638
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.0% (c)
Capital Automotive L.P. Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 6.00%, 8.25%, 3/24/2025 (d)	393,809	403,654
FINANCIAL SERVICES — 0.2%
Financial & Risk Holdings, Inc. Senior Secured 2018 USD Term Loan B, 3.75%, 9/17/2025	2,640,000	2,637,255
GTCR Valor Companies, Inc. Senior Secured 2017 Term Loan B1, 3 Month USD LIBOR + 3.25%, 5.64%, 6/16/2023	2,809,519	2,828,076
		5,465,331
Security Description	Principal Amount	Value
FOOD & STAPLES RETAILING — 0.1%
BJ's Wholesale Club, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.15%, 2/3/2024	$ 2,576,588	$ 2,595,732
FOOD PRODUCTS — 0.0% (c)
CSM Bakery Solutions LLC Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 4.00%, 6.34%, 7/3/2020	808,032	783,993
HEALTH CARE PROVIDERS & SERVICES — 0.6%
Air Methods Corp. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.50%, 5.89%, 4/21/2024	1,125,701	1,029,139
Auris Luxembourg III S.A.R.L. Senior Secured 2018 USD Term Loan B, 3.75%, 7/20/2025	810,000	821,142
CHG Healthcare Services, Inc. Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 3.00%, 5.34%, 6/7/2023	3,182,526	3,205,901
Envision Healthcare Corp.:
Senior Secured 2016 Term Loan B, 1 Month USD LIBOR + 3.00%, Zero Coupon, 9/26/2025	3,300,000	3,291,750
Senior Secured 2016 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.25%, 12/1/2023	1,761,370	1,764,047
Gentiva Health Services, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.00%, 7/2/2025	3,528,326	3,574,635
Select Medical Corp. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.12%, 3/1/2021	3,339,150	3,366,281
Team Health Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 4.99%, 2/6/2024	530,200	516,613
U.S. Renal Care, Inc. Senior Secured 2015 Term Loan B, 3 Month USD LIBOR + 4.25%, 6.64%, 12/31/2022	8,813	8,609
		17,578,117

See accompanying notes to schedules of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
HEALTH CARE TECHNOLOGY — 0.1%
Change Healthcare Holdings, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 4.99%, 3/1/2024	$ 3,992,625	$ 4,010,412
HOTELS, RESTAURANTS & LEISURE — 0.5%
ClubCorp Club Operations, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 2.75%, 5.14%, 9/18/2024	3,339,304	3,329,170
Delta 2 (LUX) S.A.R.L. Senior Secured 2018 USD Term Loan, 1 Month USD LIBOR + 2.50%, 4.74%, 2/1/2024 (d)	1,405,525	1,396,305
Intrawest Resorts Holdings, Inc. Senior Secured Term Loan B1, 1 Month USD LIBOR + 3.00%, 5.24%, 7/31/2024 (d)	2,950,408	2,959,259
LTF Merger Sub, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 2.75%, 5.06%, 6/10/2022	4,487,176	4,512,685
Scientific Games International, Inc. Senior Secured 2018 Term Loan B5, 3 Month USD LIBOR + 2.75%, 5.04%, 8/14/2024	4,257,642	4,255,982
		16,453,401
HOUSEHOLD PRODUCTS — 0.0% (c)
KIK Custom Products, Inc. Senior Secured 2015 Term Loan B, 1 Month USD LIBOR + 4.00%, 6.24%, 5/15/2023	870,682	867,961
INSURANCE — 0.3%
Acrisure LLC:
Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 4.25%, 6.59%, 11/22/2023	4,352,500	4,376,091
Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.75%, 5.99%, 11/22/2023	907,725	911,510
AssuredPartners, Inc. Senior Secured 2017 1st Lien Add-On Term Loan, 1 Month USD LIBOR + 3.25%, 5.47%, 10/22/2024	4,294,992	4,311,098
Security Description	Principal Amount	Value
York Risk Services Holding Corp. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.75%, 5.99%, 10/1/2021 (d)	$ 999,340	$ 970,819
		10,569,518
INTERACTIVE MEDIA & SERVICES — 0.2%
GTT Communications, Inc. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 2.75%, 4.99%, 5/31/2025	4,219,425	4,191,007
ION Trading Technologies S.A.R.L. Senior Secured USD Incremental Term Loan B, 3 Month USD LIBOR + 4.00%, 4.00%, 11/21/2024	3,466,269	3,457,066
		7,648,073
IT SERVICES — 0.4%
Blackhawk Network Holdings, Inc Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.00%, 5.39%, 6/15/2025	987,525	994,848
Peak 10, Inc. Senior Secured 2017 1st Lien Term Loan, 5.89%, 8/1/2024	4,306,500	4,273,297
TKC Holdings, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.00%, 2/1/2023	4,068,050	4,079,074
Web.com Group, Inc. Senior Secured 2018 Term Loan B, 3.75%, 9/14/2025	1,585,000	1,596,887
		10,944,106
LIFE SCIENCES TOOLS & SERVICES — 0.2%
Jaguar Holding Co. II Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 2.50%, 4.74%, 8/18/2022	3,879,275	3,886,995
Parexel International Corp. Senior Secured Term Loan B, 1 Month USD LIBOR + 2.75%, 4.99%, 9/27/2024	1,160,200	1,154,399
		5,041,394
MACHINERY — 0.2%
Altra Industrial Motion Corp. Senior Secured 2018 Term Loan B, 2.00%, 9/5/2025	925,000	928,612

See accompanying notes to schedules of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Filtration Group Corporation Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.24%, 3/29/2025	$ 900,475	$ 907,873
Milacron LLC Senior Secured Amended Term Loan B, 1 Month USD LIBOR + 2.50%, 4.74%, 9/28/2023 (d)	318,781	319,479
Titan Acquisition, Ltd. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.24%, 3/28/2025	3,089,900	3,008,311
		5,164,275
MACHINERY-CONSTR&MINING — 0.1%
Brookfield WEC Holdings, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 5.99%, 8/1/2025	2,020,000	2,047,401
MEDIA — 0.2%
Meredith Corp. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.00%, 5.24%, 1/31/2025	505,242	508,892
Mission Broadcasting, Inc. Senior Secured 2017 Term Loan B2, 1 Month USD LIBOR + 2.50%, 4.60%, 1/17/2024	134,094	134,849
Nexstar Broadcasting, Inc. Senior Secured 2017 Term Loan B2, 1 Month USD LIBOR + 2.50%, 4.60%, 1/17/2024	956,126	961,504
Rentpath, Inc. Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 4.75%, 7.00%, 12/17/2021	564,153	496,596
Tribune Media Co.:
Senior Secured Term Loan, 1 Month USD LIBOR + 3.00%, 5.37%, 12/27/2020	83,967	84,413
Senior Secured Term Loan C, 1 Month USD LIBOR + 3.00%, 5.24%, 1/27/2024	3,836,509	3,853,293
		6,039,547
METAL-DIVERSIFIED — 0.1%
Covia Holdings Corp. Senior Secured Term Loan, 3 Month USD LIBOR + 3.75%, 6.14%, 6/1/2025	1,630,912	1,546,643
Security Description	Principal Amount	Value
METALS & MINING — 0.1%
Aleris International, Inc. Senior Secured 2018 Term Loan, 6.99%, 2/27/2023	$ 1,635,900	$ 1,668,111
U.S. Silica Company Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.00%, 6.25%, 5/1/2025	1,534,457	1,505,203
		3,173,314
OIL REFINING&MARKETING — 0.0% (c)
Gulf Finance LLC Senior Secured Term Loan B, 3 Month USD LIBOR + 5.25%, 7.64%, 8/25/2023	1,189,749	1,004,065
OIL, GAS & CONSUMABLE FUELS — 0.1%
EG Finco, Ltd. Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 4.00%, 6.39%, 2/7/2025	3,014,850	3,024,754
PHARMACEUTICALS — 0.1%
Amneal Pharmaceuticals LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 5.75%, 5/4/2025	3,500,414	3,537,606
Valeant Pharmaceuticals International, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.10%, 6/1/2025	487,500	490,525
		4,028,131
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Bright Bidco B.V. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.50%, 5.89%, 6/30/2024	2,385,728	2,362,121
RETAIL-RESTAURANTS — 0.1%
IRB Holding Corp. Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 5.46%, 2/5/2025	3,338,688	3,347,051
SOFTWARE — 1.0%
Almonde, Inc.:
Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 5.89%, 6/13/2024	2,099,905	2,103,842

See accompanying notes to schedules of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured USD 2nd Lien Term Loan, 3 Month USD LIBOR + 7.25%, 9.64%, 6/13/2025	$ 1,060,000	$ 1,053,046
Applied Systems, Inc. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.00%, 5.39%, 9/19/2024	4,244,613	4,274,388
BMC Software Finance, Inc. Senior Secured 2018 USD Term Loan B, 5.49%, 9/1/2025	4,195,000	4,240,746
Greeneden U.S. Holdings II LLC Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.50%, 5.74%, 12/1/2023	2,173,077	2,187,203
Kronos, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.00%, 5.34%, 11/1/2023	3,950,125	3,974,577
SolarWinds Holdings, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.24%, 2/5/2024	1,966,349	1,980,142
Solera Holdings, Inc. Senior Secured USD Term Loan B, 1 Month USD LIBOR + 2.75%, 4.99%, 3/3/2023	3,991,276	4,004,388
Sophia L.P. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.25%, 5.62%, 9/30/2022	3,995,670	4,017,746
Vertafore, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.49%, 7/2/2025	1,845,000	1,855,046
		29,691,124
SPECIALTY RETAIL — 0.1%
Jo-Ann Stores, Inc. Senior Secured 2016 Term Loan, 3 Month USD LIBOR + 5.00%, 7.51%, 10/20/2023	920,265	926,017
Staples, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 4.00%, 6.34%, 9/12/2024	1,568,150	1,570,769
		2,496,786
TELECOM SERVICES — 0.1%
Plantronics, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.50%, 4.74%, 7/2/2025	2,100,000	2,109,849
Security Description	Principal Amount	Value
TELECOMMUNICATION EQUIP — 0.1%
MLN US HoldCo LLC Senior Secured 2018 1st Lien Term Loan, 4.50%, 7/11/2025	$ 2,735,000	$ 2,766,630
TOTAL SENIOR FLOATING RATE LOANS (Cost $210,401,328)		210,759,200
U.S. GOVERNMENT AGENCY OBLIGATIONS — 46.1%
Federal Home Loan Mortgage Corp.:
3.00%, 11/1/2042	16,874,019	16,284,453
3.00%, 1/1/2045	2,709,029	2,608,955
3.00%, 2/1/2045	1,910,691	1,834,361
3.00%, 3/1/2045	2,031,028	1,949,890
3.00%, 4/1/2045	41,256,445	39,690,215
3.00%, 5/1/2045	7,124,846	6,840,215
3.00%, 8/1/2045	19,391,896	18,617,209
3.50%, 2/1/2045	3,658,673	3,616,729
3.50%, 4/1/2045	29,857,244	29,478,539
3.50%, 6/1/2045	13,778,205	13,603,445
3.50%, 10/1/2045	16,052,646	15,849,037
3.50%, 2/1/2046	16,421,036	16,204,005
4.00%, 4/1/2047	42,005,969	42,461,450
4.00%, 7/1/2047	12,972,176	13,112,836
4.00%, 10/1/2047	26,414,473	26,700,891
4.50%, 6/1/2044	2,608,881	2,705,963
Series 326, Class 300, CMO, 3.00%, 3/15/2044	35,057,338	33,771,662
Series 358, Class 300, CMO, 3.00%, 10/15/2047	35,127,087	33,867,008
Series 3822, Class ZG, CMO, REMIC, 4.00%, 2/15/2041	3,710,260	3,745,969
Series 3852, Class NS, CMO, IO, REMIC, 6.00% - 1 Month USD LIBOR 3.84%, 5/15/2041 (b)	12,101,462	1,526,411
Series 3889, Class VZ, CMO, REMIC, 4.00%, 7/15/2041	12,366,377	12,424,591
Series 3935, Class SJ, CMO, IO, REMIC, 6.65% - 1 Month USD LIBOR 4.49%, 5/15/2041 (b)	2,845,519	243,760
Series 4120, Class KA, CMO, REMIC, 1.75%, 10/15/2032	18,703,304	17,717,136
Series 4165, Class ZT, CMO, REMIC, 3.00%, 2/15/2043	15,832,684	13,995,334
Series 4215, Class KC, CMO, REMIC, 2.25%, 3/15/2038	12,605,436	12,339,455

See accompanying notes to schedules of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series 4364, Class ZX, CMO, REMIC, 4.00%, 7/15/2044	$ 40,204,333	$ 40,513,380
Series 4434, Class LZ, CMO, REMIC, 3.00%, 2/15/2045	3,340,024	2,897,270
Series 4444, Class CZ, CMO, REMIC, 3.00%, 2/15/2045	12,246,756	10,660,950
Series 4447, Class A, CMO, REMIC, 3.00%, 6/15/2041	1,934,567	1,903,590
Series 4447, Class Z, CMO, REMIC, 3.00%, 3/15/2045	4,042,206	3,535,975
Series 4471, Class BA, CMO, REMIC, 3.00%, 12/15/2041	6,591,853	6,389,136
Series 4471, Class GA, CMO, REMIC, 3.00%, 2/15/2044	10,052,508	9,675,154
Series 4474, Class ZX, CMO, REMIC, 4.00%, 4/15/2045	11,822,904	11,888,440
Series 4481, Class B, CMO, REMIC, 3.00%, 12/15/2042	6,753,335	6,513,398
Series 4483, Class CA, CMO, REMIC, 3.00%, 6/15/2044	12,470,606	12,012,725
Series 4484, Class CD, CMO, REMIC, 1.75%, 7/15/2030	15,797,136	15,017,694
Series 4491, Class B, CMO, REMIC, 3.00%, 8/15/2040	12,368,583	12,124,342
Series 4492, Class GZ, CMO, REMIC, 3.50%, 7/15/2045	8,487,831	7,833,436
Series 4499, Class AB, CMO, REMIC, 3.00%, 6/15/2042	13,454,728	13,020,744
Series 4504, Class CA, CMO, REMIC, 3.00%, 4/15/2044	13,869,277	13,373,336
Series 4511, Class QA, CMO, REMIC, 3.00%, 1/15/2041	11,486,107	11,258,634
Series 4511, Class QC, CMO, REMIC, 3.00%, 12/15/2040	8,920,730	8,742,328
Series 4533, Class AB, CMO, REMIC, 3.00%, 6/15/2044	9,539,256	9,215,076
Series 4543, Class HG, CMO, REMIC, 2.70%, 4/15/2044	17,582,250	16,738,660
Security Description	Principal Amount	Value
Series 4582, Class HA, CMO, REMIC, 3.00%, 9/15/2045	$ 13,789,892	$ 13,253,393
Series 4629, Class KA, CMO, REMIC, 3.00%, 3/15/2045	42,798,873	41,351,205
Series 4750, Class PA, 3.00%, 7/15/2046	24,063,755	23,147,114
Series 4792, Class A, CMO, REMIC, 3.00%, 5/15/2048	26,325,976	24,989,185
Series K053, Class A2, 3.00%, 12/25/2025	2,232,000	2,173,396
Federal National Mortgage Association:
2.50%, 9/1/2046	5,137,051	4,738,478
2.50%, 2/1/2047	14,014,053	12,991,251
3.00%, 10/1/2041	32,903,894	31,525,230
3.00%, 3/1/2043	5,721,580	5,522,023
3.00%, 7/1/2043	9,013,172	8,635,118
3.00%, 1/1/2045	2,019,004	1,930,634
3.00%, 3/1/2045	2,792,218	2,680,881
3.00%, 4/1/2045	11,683,333	11,135,960
3.00%, 7/1/2045	34,418,590	33,218,143
3.50%, 9/1/2034	2,687,836	2,685,959
3.50%, 12/1/2034	2,399,094	2,397,418
3.50%, 2/1/2035	1,526,736	1,525,669
3.50%, 1/1/2045	13,710,532	13,550,878
3.50%, 2/1/2045	4,908,007	4,850,855
3.50%, 6/1/2045	13,754,362	13,577,322
4.50%, 3/1/2044	2,796,275	2,898,452
4.50%, 6/1/2044	1,402,524	1,453,773
4.50%, 7/1/2044	1,493,722	1,548,303
4.50%, 2/1/2045	1,905,327	1,974,948
Series 2010-109, Class N, CMO, REMIC, 3.00%, 10/25/2040	3,029,099	2,947,335
Series 2011-51, Class CI, CMO, IO, REMIC, 6.00% - 1 Month USD LIBOR 3.78%, 6/25/2041 (b)	8,195,563	1,094,989
Series 2012-101, Class AP, CMO, REMIC, 2.00%, 8/25/2040	7,871,530	7,461,224
Series 2012-127, Class PA, CMO, REMIC, 2.75%, 11/25/2042	3,999,920	3,814,248
Series 2012-151, Class SB, CMO, REMIC, 6.00% - 1 Month USD LIBOR 2.84%, 1/25/2043 (b)	1,248,324	890,505
Series 2013-114, Class HZ, CMO, REMIC, 3.00%, 11/25/2038	16,537,252	14,851,827
Series 2013-18, Class CD, CMO, REMIC, 1.50%, 10/25/2027	5,815,079	5,494,315

See accompanying notes to schedules of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series 2013-30, Class PS, CMO, REMIC, 6.00% - 1 Month USD LIBOR 2.84%, 4/25/2043 (b)	$ 1,718,187	$ 1,205,356
Series 2014-21, Class GZ, CMO, REMIC, 3.00%, 4/25/2044	6,320,465	5,582,390
Series 2014-39, Class ZA, CMO, REMIC, 3.00%, 7/25/2044	9,086,433	8,119,380
Series 2015-42, Class CA, CMO, REMIC, 3.00%, 3/25/2044	7,760,710	7,457,192
Series 2015-9, Class HA, CMO, REMIC, 3.00%, 1/25/2045	11,758,556	11,338,530
Series 2015-95, Class AP, CMO, REMIC, 3.00%, 8/25/2042	15,205,652	14,752,633
Series 2016-21, Class BZ, CMO, REMIC, 3.00%, 4/25/2046	4,668,134	4,029,289
Series 2016-32, Class LA, CMO, REMIC, 3.00%, 10/25/2044	13,250,249	12,762,604
Series 2016-72, Class PA, CMO, REMIC, 3.00%, 7/25/2046	21,227,031	20,417,627
Series 2016-81, Class PA, CMO, REMIC, 3.00%, 2/25/2044	29,675,758	28,878,578
Series 2016-9, Class A, CMO, REMIC, 3.00%, 9/25/2043	10,828,260	10,405,061
Series 2016-92, Class A, CMO, REMIC, 3.00%, 4/25/2042	34,677,469	33,539,848
Series 2016-M3, Class A2, 2.70%, 2/25/2026	2,150,000	2,044,068
Series 2017-13, Class CA, CMO, REMIC, 2.50%, 10/25/2043	28,421,540	27,239,545
Series 2017-15, Class MA, CMO, REMIC, 3.00%, 2/25/2042	69,089,004	67,609,821
Series 2017-18, Class A, CMO, REMIC, 3.00%, 8/25/2042	86,519,978	83,845,706
Series 2017-32, Class CA, CMO, REMIC, 3.00%, 10/25/2042	41,811,140	40,861,062
Series 2017-87, Class BA, CMO, REMIC, 3.00%, 12/25/2042	29,887,641	29,704,270
Series 2017-9, Class EA, CMO, REMIC, 3.00%, 10/25/2042	71,022,212	68,992,504
Security Description	Principal Amount	Value
Series 2018-27, Class JA, CMO, REMIC, 3.00%, 12/25/2047	$ 16,873,182	$ 16,059,906
Series 2018-38, Class JB, CMO, REMIC, 3.00%, 6/25/2048	14,077,456	13,625,387
Government National Mortgage Association:
Series 2013-169, Class SE, CMO, IO, REMIC, 6.05% - 1 Month USD LIBOR 3.89%, 11/16/2043 (b)	2,748,156	349,399
Series 2013-34, Class PL, CMO, REMIC, 3.00%, 3/20/2042	12,025,792	11,818,201
Series 2014-43, Class PS, CMO, IO, REMIC, 6.18% - 1 Month USD LIBOR 4.01%, 7/20/2042 (b)	7,959,038	810,956
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,488,564,279)		1,416,263,131
U.S. TREASURY OBLIGATIONS — 16.6%
Treasury Inflation Protected Indexed Notes:
0.13%, 4/15/2022	10,465,923	10,171,864
0.38%, 7/15/2027	10,817,100	10,340,601
Treasury Notes:
1.13%, 2/28/2019	15,000,000	14,924,814
1.50%, 5/31/2020	92,300,000	90,374,523
1.63%, 5/15/2026	66,620,000	60,273,843
2.13%, 2/29/2024	76,000,000	72,818,773
2.25%, 11/15/2025	63,700,000	60,560,109
2.25%, 11/15/2027	80,000,000	74,882,633
2.50%, 6/30/2020	91,600,000	91,143,598
U.S. Treasury Bill 2.18%, 12/27/2018	25,000,000	24,869,823
TOTAL U.S. TREASURY OBLIGATIONS (Cost $519,667,521)		510,360,581
MORTGAGE-BACKED SECURITIES — 4.6%
Alternative Loan Trust:
Series 2005-79CB, Class A4, CMO, 5.50%, 1/25/2036	7,421,737	6,343,028
Series 2006-24CB, Class A9, CMO, 6.00%, 8/1/2036	4,235,611	3,775,336
Series 2006-43CB, Class 1A12, CMO, 5.75%, 2/25/2037	3,889,438	3,428,722
Angel Oak Mortgage Trust I Series 2018-1, Class A1, 1.00%, 4/27/2048 (a) (b)	8,293,024	8,292,251

See accompanying notes to schedules of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Atrium Hotel Portfolio Trust Series 2017-ATRM, Class E, 1 Month USD LIBOR + 3.05%, 5.21%, 12/15/2036 (a) (b)	$ 3,697,000	$ 3,713,203
Banc of America Alternative Loan Trust Series 2005-9, Class 1CB2, CMO, 5.50%, 10/25/2035	4,827,359	4,763,760
Banc of America Funding Trust:
Series 2006-8T2, Class A4, CMO, 5.83%, 10/25/2036 (e)	4,292,089	3,905,847
Series 2007-5, Class CA1, CMO, 6.00%, 7/25/2037	6,084,755	5,248,828
BANK Series 2017-BNK6, Class XA, IO, 1.01%, 7/15/2060 (b)	55,244,351	3,013,241
BBCMS Mortgage Trust:
Series 2017-DELC, Class C, 1 Month USD LIBOR + 1.20% 3.36%, 8/15/2036 (a) (b)	863,000	862,455
Series 2017-DELC, Class D, 1 Month USD LIBOR + 1.70% 3.86%, 8/15/2036 (a) (b)	983,000	983,002
Series 2017-DELC, Class E, 1 Month USD LIBOR + 2.50% 4.66%, 8/15/2036 (a) (b)	2,060,000	2,063,067
Series 2017-DELC, Class F, 1 Month USD LIBOR + 3.50% 5.66%, 8/15/2036 (a) (b)	1,974,000	1,983,864
BCAP LLC Trust Series 2010-RR4, Class 3212, CMO, 6.22%, 1/26/2037 (a) (b)	12,550,478	10,992,337
BHMS Series 2018-ATLS, Class A, 1 Month USD LIBOR + 1.25%, 3.41%, 7/15/2035 (a) (b)	3,284,000	3,288,437
CHL Mortgage PassThrough Trust:
Series 2005-J2, Class 3A14, CMO, 5.50%, 8/25/2035	1,284,838	1,135,029
Series 2007-12, Class A9, CMO, 5.75%, 8/25/2037	4,485,687	3,791,345
CHT COSMO Mortgage Trust:
Series 2017-CSMO, Class E, 1 Month USD LIBOR + 3.00% 5.16%, 11/15/2036 (a) (b)	2,407,000	2,427,740
Series 2017-CSMO, Class F, 1 Month USD LIBOR + 3.74% 5.90%, 11/15/2036 (a) (b)	1,284,000	1,295,275
Security Description	Principal Amount	Value
Citigroup Mortgage Loan Trust Series 2007-AR5, Class 1A2A, CMO, 3.81%, 4/25/2037 (b)	$ 2,251,205	$ 2,142,563
CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A7, CMO, 6.00%, 1/25/2037	7,983,758	7,609,659
CLNS Trust Series 2017-IKPR, Class D, 1 Month USD LIBOR + 2.05%, 4.18%, 6/11/2032 (a) (b)	3,338,000	3,350,532
Credit Suisse Commercial Mortgage Trust:
Series 2008-C1, Class AM, 6.17%, 2/15/2041 (a) (b)	293,633	293,951
Series 2018-TOP, Class A, 1 Month USD LIBOR + 1.00% 3.06%, 8/15/2035 (a) (b)	790,000	790,722
CSAIL Commercial Mortgage Trust Series 2017-CX10, Class XA, IO, 0.87%, 11/15/2050 (b)	65,018,230	3,285,891
CSMC MortgageBacked Trust Series 2006-7, Class 7A7, CMO, 6.00%, 8/25/2036	2,379,504	2,379,504
CSMC Trust Series 2018-RPL2, Class A1, CMO, 1.00%, 8/25/2062 (a) (e)	1,919,149	1,914,617
DBGS BIOD Mortgage Trust Series 2018-BIOD, Class A, 1 Month USD LIBOR + 0.80%, 2.96%, 5/15/2035 (a) (b)	3,147,613	3,147,722
GS Mortgage Securities Corp. Trust Series 2018-3PCK, Class A, 1 Month USD LIBOR + 1.45%, 3.60%, 9/15/2021 (a) (b)	3,200,000	3,200,460
GS Mortgage Securities Trust:
Series 2013-GC14, Class A2, 3.00%, 8/10/2046	63,225	63,201
Series 2017-GS7, Class XA, IO, 1.29%, 8/10/2050 (b)	40,786,065	3,070,495
Series 2018-TWR, Class A, 1 Month USD LIBOR + 0.90% 3.06%, 7/15/2031 (a) (b)	650,000	650,960
Series 2018-TWR, Class D, 1 Month USD LIBOR + 1.60% 3.76%, 7/15/2031 (a) (b)	650,000	650,030
Series 2018-TWR, Class E, 1 Month USD LIBOR + 2.10% 4.26%, 7/15/2031 (a) (b)	650,000	650,030
Series 2018-TWR, Class F, 1 Month USD LIBOR + 2.80% 4.96%, 7/15/2031 (a) (b)	650,000	650,030

See accompanying notes to schedules of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-TWR, Class G, 1 Month USD LIBOR + 3.92% 6.08%, 7/15/2031 (a) (b)	$ 650,000	$ 650,028
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2018-LAQ, Class A, 1 Month USD LIBOR + 1.00%, 3.16%, 6/15/2032 (a) (b)	3,287,000	3,293,046
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2007-LDPX, Class AM, 5.46%, 1/15/2049 (b)	196,921	195,834
Series 2017-MAUI, Class C, 1 Month USD LIBOR + 1.25% 3.38%, 7/15/2034 (a) (b)	865,000	866,376
Series 2017-MAUI, Class D, 1 Month USD LIBOR + 1.95% 4.08%, 7/15/2034 (a) (b)	812,000	816,692
Series 2017-MAUI, Class E, 1 Month USD LIBOR + 2.95% 5.08%, 7/15/2034 (a) (b)	719,000	725,588
Series 2017-MAUI, Class F, 1 Month USD LIBOR + 3.75% 5.88%, 7/15/2034 (a) (b)	1,012,000	1,023,053
Morgan Stanley Capital I Trust Series 2016-UB12, Class XA, IO, 0.95%, 12/15/2049 (b)	57,069,089	2,522,907
OBX Trust Series 2018-1, Class A2, CMO, 1 Month USD LIBOR + 0.65%, 2.87%, 6/25/2057 (a) (b)	1,673,348	1,674,049
Rosslyn Portfolio Trust:
Series 2017-ROSS, Class A, 1 Month USD LIBOR + 0.95% 3.11%, 6/15/2033 (a) (b)	1,686,000	1,688,295
Series 2017-ROSS, Class B, 1 Month USD LIBOR + 1.25% 3.41%, 6/15/2033 (a) (b)	1,686,000	1,692,563
Structured Adjustable Rate Mortgage Loan Trust Series 2006-8, Class 4A3, CMO, 4.41%, 9/25/2036 (b)	1,157,610	1,111,281
Structured Asset Mortgage Investments II Trust Series 2004-AR3, Class M, CMO, 1 Month USD LIBOR + 0.68%, 2.84%, 7/19/2034 (b)	2,946,696	2,916,787
UBS Commercial Mortgage Trust Series 2017-C1, Class XA, IO, 1.76%, 6/15/2050 (b)	28,215,262	2,853,632
VSD LLC 3.60%, 12/25/2043	1,636,277	1,635,806
Security Description	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class AJ, 5.41%, 12/15/2043 (b)	$ 817,331	$ 820,252
Waldorf Astoria Boca Raton Trust:
Series 2016-BOCA, Class B, 1 Month USD LIBOR + 2.05% 4.21%, 6/15/2029 (a) (b)	1,536,000	1,536,492
Series 2016-BOCA, Class C, 1 Month USD LIBOR + 2.50% 4.66%, 6/15/2029 (a) (b)	1,300,000	1,300,822
Washington Mutual Mortgage PassThrough Certificates WMALT Trust:
Series 2005-8, Class 2CB1, CMO, 5.50%, 10/25/2035	2,106,969	2,112,825
Series 2006-5, Class 3A2, CMO, 6.00%, 7/25/2036 (e)	3,189,991	1,270,276
Wells Fargo Commercial Mortgage Trust Series 2015-P2, Class A4, 3.81%, 12/15/2048	1,568,000	1,577,960
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR4, Class A1, CMO, 4.57%, 8/25/2037 (b)	5,064,428	5,064,428
TOTAL MORTGAGE-BACKED SECURITIES (Cost $143,469,800)		142,506,126
COMMERCIAL MORTGAGE BACKED SECURITIES — 5.0%
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class C, 4.51%, 9/15/2048 (b)	945,000	945,355
BANK Series 2017-BNK4, Class XA, IO, 1.61%, 5/15/2050 (b)	30,473,186	2,651,114
BBCMS Trust Series 2015-STP, Class D, 4.43%, 9/10/2028 (a) (b)	1,750,000	1,733,180
BX Trust:
Series 2017-APPL, Class D, 1 Month USD LIBOR + 3.15% 4.21%, 7/15/2034 (a) (b)	1,215,478	1,219,954
Series 2017-APPL, Class E, 1 Month USD LIBOR + 3.15% 5.31%, 7/15/2034 (a) (b)	1,881,097	1,888,335

See accompanying notes to schedules of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series 2017-IMC, Class D, 1 Month USD LIBOR + 2.25% 4.41%, 10/15/2032 (a) (b)	$ 1,412,000	$ 1,414,396
Series 2017-IMC, Class E, 1 Month USD LIBOR + 3.25% 5.41%, 10/15/2032 (a) (b)	2,277,000	2,285,349
Series 2017-SLCT, Class D, 1 Month USD LIBOR + 2.05% 4.21%, 7/15/2034 (a) (b)	1,146,057	1,148,042
Series 2017-SLCT, Class E, 1 Month USD LIBOR + 3.15% 5.31%, 7/15/2034 (a) (b)	1,885,535	1,892,427
Series 2018-GW, Class A, 1 Month USD LIBOR + 0.80% 2.96%, 5/15/2035 (a) (b)	3,140,000	3,141,417
Series 2018-GW, Class D, 1 Month USD LIBOR + 1.77% 3.93%, 5/15/2035 (a) (b)	275,000	276,389
CD Mortgage Trust Series 2017-CD4, Class XA, IO, 1.48%, 5/10/2050 (b)	16,917,169	1,377,314
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class XA, IO, 1.22%, 1/10/2048 (b)	24,579,797	1,524,016
Series 2016-C4, Class XA, IO, 1.90%, 5/10/2058 (b)	19,478,487	1,938,710
Series 2017-C8, Class XA, IO, 1.83%, 6/15/2050 (b)	28,112,916	2,819,109
Citigroup Commercial Mortgage Trust:
Series 2015-GC27, Class D, 4.58%, 2/10/2048 (a) (b)	839,700	774,686
Series 2015-GC31, Class C, 4.20%, 6/10/2048 (b)	1,500,000	1,364,718
Series 2015-GC33, Class C, 4.72%, 9/10/2058 (b)	1,500,000	1,485,672
Series 2015-GC35, Class C, 4.65%, 11/10/2048 (b)	1,435,000	1,407,303
Series 2016-GC36, Class XA, IO, 1.46%, 2/10/2049 (b)	21,599,451	1,579,674
Series 2016-P4, Class A4, 2.90%, 7/10/2049	2,023,000	1,907,354
Series 2016-P6, Class A5, 3.72%, 12/10/2049 (b)	2,558,000	2,549,928
Cold Storage Trust:
Series 2017-ICE3, Class A, 1 Month USD LIBOR + 1.00% 3.16%, 4/15/2036 (a) (b)	1,965,000	1,971,292
Security Description	Principal Amount	Value
Series 2017-ICE3, Class C, 1 Month USD LIBOR + 1.35% 3.51%, 4/15/2036 (a) (b)	$ 2,397,000	$ 2,407,280
COMM Mortgage Trust:
Series 2013-CR12, Class XA, IO, 1.39%, 10/10/2046 (b)	29,962,220	1,469,891
Series 2015-CR22, Class D, 4.26%, 3/10/2048 (a) (b)	1,500,000	1,322,256
Series 2015-CR22, Class XA, IO, 1.11%, 3/10/2048 (b)	10,616,827	438,109
Series 2015-CR23, Class D, 4.39%, 5/10/2048 (b)	900,000	781,819
Series 2015-CR26, Class B, 4.64%, 10/10/2048 (b)	1,600,000	1,637,272
Series 2015-CR26, Class XA, IO, 1.18%, 10/10/2048 (b)	22,374,766	1,181,917
Series 2015-DC1, Class XA, IO, 1.28%, 2/10/2048 (b)	8,929,799	420,335
Series 2015-LC21, Class C, 4.45%, 7/10/2048 (b)	968,000	948,884
Series 2016-CR28, Class C, 4.80%, 2/10/2049 (b)	2,235,000	2,236,741
Series 2016-DC2, Class C, 4.80%, 2/10/2049 (b)	1,329,000	1,316,794
Series 2016-DC2, Class XA, IO, 1.20%, 2/10/2049 (b)	19,554,645	1,132,150
Series 2017-PANW, Class D, 4.34%, 10/10/2029 (a) (b)	1,388,000	1,357,973
Series 2017-PANW, Class E, 4.13%, 10/10/2029 (a) (b)	2,316,000	2,185,137
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class AS, 3.85%, 6/15/2057 (b)	900,000	892,317
Series 2015-C4, Class XA, IO, 1.07%, 11/15/2048 (b)	35,758,937	1,717,462
GE Commercial Mortgage Corp. Trust Series 2007-C1, Class AM, 5.61%, 12/10/2049 (b)	348,802	345,305
Great Wolf Trust:
Series 2017-WOLF, Class D, 1 Month USD LIBOR + 2.10% 4.41%, 9/15/2034 (a) (b)	1,798,000	1,802,981
Series 2017-WOLF, Class E, 1 Month USD LIBOR + 3.10% 5.41%, 9/15/2034 (a) (b)	2,787,000	2,800,959
Series 2017-WOLF, Class F, 1 Month USD LIBOR + 4.07% 6.38%, 9/15/2034 (a) (b)	1,484,000	1,491,433
GS Mortgage Securities Corp. Series 2017-GS8, Class C, 4.48%, 11/10/2050 (b)	469,000	467,444

See accompanying notes to schedules of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
GS Mortgage Securities Corp. II Series 2013-GC10, Class XA, IO, 1.67%, 2/10/2046 (b)	$ 13,606,818	$ 749,423
GS Mortgage Securities Trust:
Series 2014-GC20, Class XA, IO, 1.24%, 4/10/2047 (b)	39,560,100	1,613,297
Series 2014-GC24, Class XA, IO, 0.95%, 9/10/2047 (b)	31,572,742	1,097,445
Series 2015-GC32, Class XA, IO, 0.98%, 7/10/2048 (b)	25,856,597	1,061,278
Series 2015-GC34, Class XA, IO, 1.50%, 10/10/2048 (b)	17,127,295	1,211,480
Series 2015-GS1, Class XA, IO, 0.96%, 11/10/2048 (b)	26,682,939	1,265,032
Series 2016-GS3, Class XA, IO, 1.39%, 10/10/2049 (b)	32,594,540	2,388,718
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2017-FL10, Class B, 1 Month USD LIBOR + 1.00% 3.16%, 6/15/2032 (a) (b)	815,000	816,378
Series 2017-FL10, Class C, 1 Month USD LIBOR + 1.25% 3.41%, 6/15/2032 (a) (b)	616,000	619,611
Series 2017-FL10, Class D, 1 Month USD LIBOR + 1.90% 4.06%, 6/15/2032 (a) (b)	1,994,000	2,021,967
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP9, Class AM, 5.37%, 5/15/2047	458,853	461,958
Series 2007-C1, Class AM, 6.15%, 2/15/2051 (b)	115,655	116,332
Series 2007-LD11, Class AM, 6.18%, 6/15/2049 (b)	323,261	323,665
Series 2012-C8, Class B, 3.98%, 10/15/2045 (a) (b)	1,775,000	1,778,244
Series 2015-JP1, Class XA, IO, 1.28%, 1/15/2049 (b)	22,837,266	1,045,854
Series 2016-JP2, Class XA, IO, 2.00%, 8/15/2049 (b)	19,848,768	2,234,803
Series 2016-WIKI, Class E, 4.14%, 10/5/2031 (a) (b)	3,160,000	3,072,739
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C25, Class XA, IO, 1.10%, 11/15/2047 (b)	6,274,899	251,664
Series 2014-C26, Class C, 4.57%, 1/15/2048 (b)	1,500,000	1,494,039
Series 2015-C28, Class XA, IO, 1.29%, 10/15/2048 (b)	11,561,005	517,442
Series 2015-C30, Class XA, IO, 0.76%, 7/15/2048 (b)	29,584,995	823,446
Series 2015-C32, Class C, 4.82%, 11/15/2048 (b)	1,300,000	1,296,314
Security Description	Principal Amount	Value
Series 2015-C33, Class C, 4.77%, 12/15/2048 (b)	$ 1,739,000	$ 1,752,226
Series 2016-C1, Class C, 4.90%, 3/15/2049 (b)	2,180,000	2,218,661
JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA, IO, 1.85%, 6/15/2049 (b)	21,816,196	1,787,394
LSTAR Commercial Mortgage Trust Series 2017-5, Class X, IO, 1.27%, 3/10/2050 (a) (b)	48,146,012	2,267,480
Merrill Lynch Mortgage Trust:
Series 2006-C1, Class AJ, 5.78%, 5/12/2039 (b)	139,310	140,094
Series 2007-C1, Class AM, 6.00%, 6/12/2050 (b)	43,623	43,551
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C12, Class XA, IO, 0.81%, 10/15/2046 (b)	14,659,678	356,582
Series 2013-C7, Class XA, IO, 1.50%, 2/15/2046 (b)	14,366,934	694,057
Series 2015-C20, Class C, 4.61%, 2/15/2048 (b)	500,000	493,021
Series 2015-C25, Class C, 4.68%, 10/15/2048 (b)	1,700,000	1,715,069
Series 2015-C27, Class C, 4.68%, 12/15/2047 (b)	1,219,000	1,197,879
Series 2015-C27, Class D, 3.24%, 12/15/2047 (a) (b)	1,750,000	1,486,571
Series 2016-C28, Class XA, IO, 1.42%, 1/15/2049 (b)	23,924,430	1,608,124
Series 2016-C30, Class XA, IO, 1.59%, 9/15/2049 (b)	28,399,924	2,431,955
Series 2016-C31, Class C, 4.46%, 11/15/2049 (b)	3,358,000	3,323,326
Series 2016-C32, Class A4, 3.72%, 12/15/2049	2,665,000	2,653,790
Morgan Stanley Capital I Trust Series 2015-UBS8, Class XA, IO, 1.07%, 12/15/2048 (b)	25,387,867	1,331,361
PFP, Ltd.:
Series 2017-3, Class A, 1 Month USD LIBOR + 1.05% 3.21%, 1/14/2035 (a) (b)	505,016	505,005
Series 2017-3, Class AS, 1 Month USD LIBOR + 1.30% 3.46%, 1/14/2035 (a) (b)	1,253,000	1,253,920
Series 2017-3, Class B, 1 Month USD LIBOR + 1.75% 3.91%, 1/14/2035 (a) (b)	720,000	721,009
Series 2017-3, Class C, 1 Month USD LIBOR + 2.50% 4.66%, 1/14/2035 (a) (b)	752,000	753,869

See accompanying notes to schedules of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
UBS Commercial Mortgage Trust Series 2017-C4, Class XA, IO, 1.26%, 10/15/2050 (b)	$ 44,323,951	$ 3,307,076
Waterfall Commercial Mortgage Trust Series 2015-SBC5, Class A, 4.10%, 9/14/2022 (a) (b)	7,041,792	6,977,632
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class D, 3.94%, 8/15/2050 (a)	920,000	764,658
Series 2015-C26, Class D, 3.59%, 2/15/2048 (a)	900,000	760,776
Series 2015-C26, Class XA, IO, 1.41%, 2/15/2048 (b)	8,671,237	511,393
Series 2015-C27, Class C, 3.89%, 2/15/2048	750,000	710,972
Series 2015-C28, Class C, 4.27%, 5/15/2048 (b)	1,500,000	1,444,901
Series 2015-LC20, Class XA, IO, 1.51%, 4/15/2050 (b)	7,744,991	457,899
Series 2015-NXS1, Class XA, IO, 1.30%, 5/15/2048 (b)	9,680,494	480,177
Series 2015-NXS2, Class XA, IO, 0.90%, 7/15/2058 (b)	29,201,630	970,313
Series 2015-NXS3, Class C, 4.64%, 9/15/2057 (b)	1,600,000	1,584,957
Series 2015-P2, Class XA, IO, 1.15%, 12/15/2048 (b)	21,859,047	1,105,814
Series 2016-C32, Class C, 4.88%, 1/15/2059 (b)	1,581,000	1,550,725
Series 2016-C33, Class XA, IO, 1.94%, 3/15/2059 (b)	15,203,620	1,406,387
Series 2016-LC24, Class XA, IO, 1.85%, 10/15/2049 (b)	16,112,739	1,597,150
Series 2017-C38, Class XA, IO, 1.22%, 7/15/2050 (b)	38,908,793	2,691,916
Series 2017-RC1, Class XA, IO, 1.71%, 1/15/2060 (b)	25,408,880	2,309,674
WFRBS Commercial Mortgage Trust:
Series 2014-C19, Class XA, IO, 1.26%, 3/15/2047 (b)	9,879,565	416,772
Series 2014-C21, Class XA, IO, 1.23%, 8/15/2047 (b)	18,627,003	844,200
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $171,396,428)		152,539,658

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 1.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (f) (g) (Cost $48,266,197)	48,266,197	$ 48,266,197
TOTAL INVESTMENTS — 98.9% (Cost $3,151,977,129)		3,037,124,426
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		32,556,024
NET ASSETS — 100.0%		$ 3,069,680,450

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 7.0% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2018, total aggregate fair value of securities is $6,573,266 representing 0.1% of net assets.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2018. Maturity date shown is the final maturity.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2018.

CMO	=Collateralized Mortgage Obligation
CMT	=Constant Maturity Treasury
EMTN	=Euro Medium Term Note
GMTN	=Global Medium Term Note
IO	=Interest Only
LIBOR	=London Interbank Offered Rate
MTN	=Medium Term Note
REMIC	=Real Estate Mortgage Investment Conduit
VRN	=Variable Rate Note

At September 30, 2018, the Fund had unfunded loan commitments of $483,096, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Mavis Tire Express Services Corp.	483,096	482,173	(923)
See accompanying notes to schedules of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Argentina	$ —	$ 8,704,902	$—	$ 8,704,902
Australia	—	5,629,772	—	5,629,772
Belgium	—	3,257,144	—	3,257,144
Brazil	—	19,084,541	—	19,084,541
Canada	—	8,773,245	—	8,773,245
Cayman Islands	—	4,808,101	—	4,808,101
Chile	—	19,197,513	—	19,197,513
China	—	8,028,024	—	8,028,024
Colombia	—	2,772,762	—	2,772,762
Costa Rica	—	2,979,236	—	2,979,236
Dominican Republic	—	6,314,030	—	6,314,030
France	—	425,000	—	425,000
Hong Kong	—	2,025,505	—	2,025,505
India	—	35,615,462	—	35,615,462
Ireland	—	4,856,153	—	4,856,153
Israel	—	5,529,093	—	5,529,093
Jamaica	—	2,922,560	—	2,922,560
Japan	—	3,562,642	—	3,562,642
Luxembourg	—	4,861,940	—	4,861,940
Malaysia	—	24,252,082	—	24,252,082
Mexico	—	19,561,805	—	19,561,805
Netherlands	—	429,772	—	429,772
Panama	—	7,046,200	—	7,046,200
Peru	—	4,313,647	—	4,313,647
Philippines	—	6,986,810	—	6,986,810
Singapore	—	19,602,045	—	19,602,045
United Kingdom	—	9,109,066	—	9,109,066
United States	—	201,683,352	—	201,683,352
Asset-Backed Securities	—	63,305,849	—	63,305,849
Foreign Government Obligations
Argentina	—	8,540,993	—	8,540,993
Brazil	—	2,316,500	—	2,316,500
Canada	—	490,926	—	490,926
Chile	—	6,748,210	—	6,748,210
Costa Rica	—	3,132,926	—	3,132,926
India	—	1,187,555	—	1,187,555
Indonesia	—	6,282,445	—	6,282,445
Israel	—	4,809,010	—	4,809,010
Mexico	—	1,545,500	—	1,545,500
Panama	—	5,067,950	—	5,067,950
Peru	—	2,515,474	—	2,515,474
Philippines	—	8,125,782	—	8,125,782
United States	—	28,009	—	28,009
Senior Floating Rate Loans
Aerospace & Defense	—	803,985	—	803,985
Auto Components	—	9,229,828	—	9,229,828
Building Products	—	2,540,150	—	2,540,150
Capital Markets	—	3,015,789	—	3,015,789
Casino Services	—	796,351	—	796,351
See accompanying notes to schedules of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Chemicals	$ —	$ 4,305,398	$—	$ 4,305,398
Commercial Services & Supplies	—	14,941,109	—	14,941,109
Communications Equipment	—	4,138,589	—	4,138,589
Computers	—	2,383,033	—	2,383,033
Construction & Engineering	—	560,017	—	560,017
Construction Materials	—	3,168,240	—	3,168,240
Containers & Packaging	—	2,614,805	—	2,614,805
Distributors	—	180,519	—	180,519
Diversified Financial Services	—	1,368,835	—	1,368,835
Diversified Telecommunication Services	—	5,068,118	—	5,068,118
Electrical Equipment	—	2,133,413	—	2,133,413
Energy Equipment & Services	—	2,347,638	—	2,347,638
Equity Real Estate Investment Trusts (REITs)	—	403,654	—	403,654
Financial Services	—	5,465,331	—	5,465,331
Food & Staples Retailing	—	2,595,732	—	2,595,732
Food Products	—	783,993	—	783,993
Health Care Providers & Services	—	17,578,117	—	17,578,117
Health Care Technology	—	4,010,412	—	4,010,412
Hotels, Restaurants & Leisure	—	16,453,401	—	16,453,401
Household Products	—	867,961	—	867,961
Insurance	—	10,569,518	—	10,569,518
Interactive Media & Services	—	7,648,073	—	7,648,073
IT Services	—	10,944,106	—	10,944,106
Life Sciences Tools & Services	—	5,041,394	—	5,041,394
Machinery	—	5,164,275	—	5,164,275
Machinery-Constr&Mining	—	2,047,401	—	2,047,401
Media	—	6,039,547	—	6,039,547
Metal-Diversified	—	1,546,643	—	1,546,643
Metals & Mining	—	3,173,314	—	3,173,314
Oil Refining&Marketing	—	1,004,065	—	1,004,065
Oil, Gas & Consumable Fuels	—	3,024,754	—	3,024,754
Pharmaceuticals	—	4,028,131	—	4,028,131
Real Estate Management & Development	—	2,362,121	—	2,362,121
Retail-Restaurants	—	3,347,051	—	3,347,051
Software	—	29,691,124	—	29,691,124
Specialty Retail	—	2,496,786	—	2,496,786
Telecom Services	—	2,109,849	—	2,109,849
Telecommunication Equip	—	2,766,630	—	2,766,630
U.S. Government Agency Obligations	—	1,416,263,131	—	1,416,263,131
U.S. Treasury Obligations	—	510,360,581	—	510,360,581
Mortgage-Backed Securities	—	142,506,126	—	142,506,126
Commercial Mortgage Backed Securities	—	152,539,658	—	152,539,658
Short-Term Investment	48,266,197	—	—	48,266,197
TOTAL INVESTMENTS	$48,266,197	$2,988,858,229	$—	$3,037,124,426
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loan(a)	—	(923)	—	(923)
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$48,266,197	$2,988,857,306	$—	$3,037,123,503

(a)	Includes appreciation (depreciation) on unfunded loan commitments.
See accompanying notes to schedules of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF SCHEDULE OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$157,842,954	$109,576,757	$—	$—	48,266,197	$48,266,197	$123,828	$—
See accompanying notes to schedules of investments.

State Street Disciplined Global Equity Portfolio Schedule of Investments
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.9%
AUSTRALIA — 3.0%
Insurance Australia Group, Ltd.	1,644	$ 8,707
Macquarie Group, Ltd.	172	15,686
Qantas Airways, Ltd.	6,574	28,064
Scentre Group REIT	4,123	11,843
Sonic Healthcare, Ltd.	661	11,914
South32, Ltd.	8,303	23,550
Wesfarmers, Ltd.	1,042	37,584
Woodside Petroleum, Ltd.	1,043	29,115
		166,463
BELGIUM — 0.4%
Ageas	462	24,851
CANADA — 2.9%
BCE, Inc.	618	25,019
Sun Life Financial, Inc.	592	23,518
TELUS Corp.	1,279	47,109
Toronto-Dominion Bank	1,038	63,030
		158,676
CHINA — 0.4%
BOC Hong Kong Holdings, Ltd.	5,000	23,770
DENMARK — 1.9%
Danske Bank A/S	1,803	47,375
Novo Nordisk A/S Class B	1,224	57,651
		105,026
FRANCE — 1.8%
Peugeot SA	1,992	53,747
Sanofi	544	48,375
		102,122
GERMANY — 0.2%
Allianz SE	44	9,812
HONG KONG — 4.8%
CLP Holdings, Ltd.	6,500	76,132
Hang Seng Bank, Ltd.	2,100	57,056
Jardine Matheson Holdings, Ltd.	400	25,100
Link REIT	6,500	64,004
Sun Hung Kai Properties, Ltd.	3,000	43,707
		265,999
IRELAND — 0.5%
Accenture PLC Class A	159	27,062
ITALY — 1.5%
Enel SpA	5,469	28,026
Eni SpA	2,838	53,671
		81,697
JAPAN — 14.1%
Astellas Pharma, Inc.	4,100	71,543
Daiwa House Industry Co., Ltd.	800	23,721
FUJIFILM Holdings Corp.	900	40,529
Hitachi, Ltd.	1,800	61,170
ITOCHU Corp.	2,300	42,118
Japan Airlines Co., Ltd.	1,300	46,742
Kajima Corp.	1,000	14,535
Kirin Holdings Co., Ltd.	1,300	33,317
Security Description	Shares	Value
Marubeni Corp.	7,600	$ 69,587
Mitsubishi Corp.	1,500	46,234
Mitsui & Co., Ltd.	3,800	67,596
Mitsui Chemicals, Inc.	1,200	30,015
Nippon Telegraph & Telephone Corp.	1,200	54,218
NTT DOCOMO, Inc.	2,000	53,792
Taisei Corp.	1,200	54,726
Tokyo Gas Co., Ltd.	700	17,210
Toyota Motor Corp.	900	56,218
		783,271
NETHERLANDS — 0.8%
Koninklijke Ahold Delhaize NV	1,842	42,255
NORWAY — 1.1%
Equinor ASA	2,169	61,128
SINGAPORE — 0.3%
Oversea-Chinese Banking Corp., Ltd.	2,000	16,745
SPAIN — 0.6%
ACS Actividades de Construccion y Servicios SA	837	35,659
SWEDEN — 1.3%
Swedish Match AB	1,444	73,879
SWITZERLAND — 3.6%
Roche Holding AG	130	31,642
Swiss Re AG	495	45,912
Swisscom AG	69	31,462
TE Connectivity, Ltd.	663	58,298
Zurich Insurance Group AG	100	31,757
		199,071
UNITED KINGDOM — 0.6%
Direct Line Insurance Group PLC	8,421	35,569
UNITED STATES — 59.1%
Aetna, Inc.	308	62,478
Aflac, Inc.	720	33,890
AGNC Investment Corp. REIT	2,977	55,462
Allstate Corp.	686	67,708
Ameren Corp.	976	61,703
American Express Co.	319	33,970
Annaly Capital Management, Inc. REIT	5,205	53,247
Anthem, Inc.	235	64,402
Apple, Inc.	200	45,148
Archer-Daniels-Midland Co.	655	32,927
Avery Dennison Corp.	522	56,559
Bank of New York Mellon Corp.	951	48,491
Baxter International, Inc.	1,073	82,718
BB&T Corp.	1,145	55,578
Carnival Corp.	423	26,975
CenterPoint Energy, Inc.	1,662	45,954
Cisco Systems, Inc.	834	40,574
Coca-Cola Co.	1,381	63,788
Cognizant Technology Solutions Corp. Class A	598	46,136
DTE Energy Co.	492	53,692
Eli Lilly & Co.	650	69,751
Exelon Corp.	1,481	64,660
HCA Healthcare, Inc.	637	88,619

See accompanying notes to schedules of investments.

State Street Disciplined Global Equity Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
Home Depot, Inc.	274	$ 56,759
Honeywell International, Inc.	205	34,112
HP, Inc.	2,260	58,240
Humana, Inc.	205	69,397
IDEXX Laboratories, Inc. (a)	175	43,691
International Business Machines Corp.	379	57,309
Johnson & Johnson	458	63,282
JPMorgan Chase & Co.	642	72,443
Kellogg Co.	449	31,439
Lockheed Martin Corp.	184	63,657
Maxim Integrated Products, Inc.	751	42,349
McDonald's Corp.	373	62,399
Merck & Co., Inc.	1,011	71,720
Motorola Solutions, Inc.	618	80,427
PepsiCo, Inc.	561	62,720
Pfizer, Inc.	1,343	59,186
PNC Financial Services Group, Inc.	476	64,826
Procter & Gamble Co.	421	35,040
Public Service Enterprise Group, Inc.	846	44,660
PVH Corp.	265	38,266
Quest Diagnostics, Inc.	580	62,588
Raytheon Co.	325	67,165
Republic Services, Inc.	211	15,331
Simon Property Group, Inc. REIT	372	65,751
Synopsys, Inc. (a)	404	39,838
Sysco Corp.	916	67,097
Texas Instruments, Inc.	443	47,529
TJX Cos., Inc.	621	69,564
Torchmark Corp.	401	34,763
Tyson Foods, Inc. Class A	785	46,731
UGI Corp.	809	44,883
United Parcel Service, Inc. Class B	318	37,127
Security Description	Shares	Value
UnitedHealth Group, Inc.	266	$ 70,767
US Bancorp	469	24,768
VF Corp.	345	32,240
Walmart, Inc.	654	61,417
Waste Management, Inc.	713	64,427
Yum! Brands, Inc.	638	58,001
		3,276,339
TOTAL COMMON STOCKS (Cost $4,754,626)		5,489,394

SHORT-TERM INVESTMENT — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (b) (c) (Cost $31,740)	31,740	31,740
TOTAL INVESTMENTS — 99.5% (Cost $4,786,366)		5,521,134
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		27,254
NET ASSETS — 100.0%		$ 5,548,388

(a)	Non-income producing security.
(b)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2018.

REIT	= Real Estate Investment Trust

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$ 166,463	$—	$—	$ 166,463
Belgium	24,851	—	—	24,851
Canada	158,676	—	—	158,676
China	23,770	—	—	23,770
Denmark	105,026	—	—	105,026
France	102,122	—	—	102,122
Germany	9,812	—	—	9,812
Hong Kong	265,999	—	—	265,999
Ireland	27,062	—	—	27,062
Italy	81,697	—	—	81,697
Japan	783,271	—	—	783,271
Netherlands	42,255	—	—	42,255
Norway	61,128	—	—	61,128
Singapore	16,745	—	—	16,745
Spain	35,659	—	—	35,659
Sweden	73,879	—	—	73,879
See accompanying notes to schedules of investments.

State Street Disciplined Global Equity Portfolio Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Switzerland	$ 199,071	$—	$—	$ 199,071
United Kingdom	35,569	—	—	35,569
United States	3,276,339	—	—	3,276,339
Short-Term Investment	31,740	—	—	31,740
TOTAL INVESTMENTS	$5,521,134	$—	$—	$5,521,134
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	33,569	$33,569	$303,249	$305,078	$—	$—	31,740	$31,740	$173	$—
See accompanying notes to schedules of investments.

SPDR MFS Systematic Core Equity ETF Schedule of Investments
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AEROSPACE & DEFENSE — 4.0%
Boeing Co.	3,043	$ 1,131,692
BANKS — 4.4%
JPMorgan Chase & Co.	9,348	1,054,828
Wells Fargo & Co.	3,779	198,624
		1,253,452
BEVERAGES — 1.4%
Molson Coors Brewing Co. Class B	6,676	410,574
BIOTECHNOLOGY — 1.1%
Celgene Corp. (a)	3,538	316,616
CHEMICALS — 0.6%
LyondellBasell Industries NV Class A	1,517	155,508
CONSUMER FINANCE — 1.1%
Discover Financial Services	4,184	319,867
ELECTRIC UTILITIES — 2.5%
Exelon Corp.	16,550	722,573
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.5%
Extra Space Storage, Inc. REIT	7,818	677,351
Host Hotels & Resorts, Inc. REIT	42,609	899,050
		1,576,401
FOOD & STAPLES RETAILING — 2.6%
Walgreens Boots Alliance, Inc.	10,065	733,738
FOOD PRODUCTS — 2.3%
Tyson Foods, Inc. Class A	11,041	657,271
HEALTH CARE PROVIDERS & SERVICES — 4.9%
Express Scripts Holding Co. (a)	9,383	891,479
HCA Healthcare, Inc.	1,053	146,493
Humana, Inc.	623	210,898
WellCare Health Plans, Inc. (a)	447	143,259
		1,392,129
HOTELS, RESTAURANTS & LEISURE — 0.6%
Domino's Pizza, Inc.	540	159,192
HOUSEHOLD PRODUCTS — 0.5%
Procter & Gamble Co.	1,668	138,828
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 4.1%
AES Corp.	34,194	478,716
NRG Energy, Inc.	18,759	701,586
		1,180,302
INSURANCE — 6.3%
MetLife, Inc.	18,576	867,871
Prudential Financial, Inc.	9,002	912,082
		1,779,953
INTERACTIVE MEDIA & SERVICES — 2.2%
Alphabet, Inc. Class C (a)	517	617,024
INTERNET & DIRECT MARKETING RETAIL — 4.8%
Amazon.com, Inc. (a)	683	1,368,049
Security Description	Shares	Value
IT SERVICES — 7.0%
DXC Technology Co.	8,484	$ 793,424
International Business Machines Corp.	2,321	350,958
VeriSign, Inc. (a)	5,261	842,391
		1,986,773
MACHINERY — 3.5%
Allison Transmission Holdings, Inc.	6,054	314,869
Caterpillar, Inc.	2,404	366,586
Cummins, Inc.	2,132	311,421
		992,876
MEDIA — 2.4%
Comcast Corp. Class A	19,328	684,404
OIL, GAS & CONSUMABLE FUELS — 4.9%
Exxon Mobil Corp.	6,047	514,116
Valero Energy Corp.	7,619	866,661
		1,380,777
PHARMACEUTICALS — 8.7%
Eli Lilly & Co.	8,540	916,427
Johnson & Johnson	6,703	926,154
Merck & Co., Inc.	8,987	637,538
		2,480,119
ROAD & RAIL — 2.6%
Union Pacific Corp.	4,608	750,321
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.5%
Intel Corp.	21,131	999,285
SOFTWARE — 9.3%
Adobe Systems, Inc. (a)	3,865	1,043,357
Aspen Technology, Inc. (a)	1,203	137,034
Microsoft Corp.	12,915	1,477,088
		2,657,479
SPECIALTY RETAIL — 1.2%
Best Buy Co., Inc.	2,477	196,575
TJX Cos., Inc.	1,356	151,899
		348,474
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.8%
Apple, Inc.	4,648	1,049,240
Western Digital Corp.	5,245	307,042
		1,356,282
TOBACCO — 2.4%
Philip Morris International, Inc.	8,341	680,125
TOTAL COMMON STOCKS (Cost $26,003,806)		28,230,084

See accompanying notes to schedules of investments.

SPDR MFS Systematic Core Equity ETF Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (b) (c) (Cost $232,872)	232,872	$ 232,872
TOTAL INVESTMENTS — 100.0% (Cost $26,236,678)		28,462,956
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		14,110
NET ASSETS — 100.0%		$ 28,477,066

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2018.
(d)	Amount is less than 0.05% of net assets.

REIT	= Real Estate Investment Trust

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 1,131,692	$—	$—	$ 1,131,692
Banks	1,253,452	—	—	1,253,452
Beverages	410,574	—	—	410,574
Biotechnology	316,616	—	—	316,616
Chemicals	155,508	—	—	155,508
Consumer Finance	319,867	—	—	319,867
Electric Utilities	722,573	—	—	722,573
Equity Real Estate Investment Trusts (REITs)	1,576,401	—	—	1,576,401
Food & Staples Retailing	733,738	—	—	733,738
Food Products	657,271	—	—	657,271
Health Care Providers & Services	1,392,129	—	—	1,392,129
Hotels, Restaurants & Leisure	159,192	—	—	159,192
Household Products	138,828	—	—	138,828
Independent Power and Renewable Electricity Producers	1,180,302	—	—	1,180,302
Insurance	1,779,953	—	—	1,779,953
Interactive Media & Services	617,024	—	—	617,024
Internet & Direct Marketing Retail	1,368,049	—	—	1,368,049
IT Services	1,986,773	—	—	1,986,773
Machinery	992,876	—	—	992,876
Media	684,404	—	—	684,404
Oil, Gas & Consumable Fuels	1,380,777	—	—	1,380,777
Pharmaceuticals	2,480,119	—	—	2,480,119
Road & Rail	750,321	—	—	750,321
Semiconductors & Semiconductor Equipment	999,285	—	—	999,285
Software	2,657,479	—	—	2,657,479
Specialty Retail	348,474	—	—	348,474
Technology Hardware, Storage & Peripherals	1,356,282	—	—	1,356,282
Tobacco	680,125	—	—	680,125
Short-Term Investment	232,872	—	—	232,872
TOTAL INVESTMENTS	$28,462,956	$—	$—	$28,462,956
See accompanying notes to schedules of investments.

SPDR MFS Systematic Core Equity ETF Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	285,615	$285,615	$154,051	$206,794	$—	$—	232,872	$232,872	$1,315	$—
See accompanying notes to schedules of investments.

SPDR MFS Systematic Growth Equity ETF Schedule of Investments
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AEROSPACE & DEFENSE — 4.5%
Boeing Co.	5,821	$ 2,164,830
AUTO COMPONENTS — 0.4%
Lear Corp.	1,168	169,360
BIOTECHNOLOGY — 7.2%
Amgen, Inc.	4,143	858,802
Biogen, Inc. (a)	1,228	433,865
Celgene Corp. (a)	18,534	1,658,608
Gilead Sciences, Inc.	6,017	464,572
		3,415,847
CAPITAL MARKETS — 0.7%
S&P Global, Inc.	1,697	331,577
CHEMICALS — 1.9%
LyondellBasell Industries NV Class A	8,886	910,904
CONSUMER FINANCE — 1.2%
Synchrony Financial	18,383	571,344
ENTERTAINMENT — 3.4%
Electronic Arts, Inc. (a)	13,375	1,611,554
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.9%
Extra Space Storage, Inc. REIT	15,808	1,369,605
FOOD PRODUCTS — 0.9%
Tyson Foods, Inc. Class A	7,567	450,463
HEALTH CARE PROVIDERS & SERVICES — 8.8%
AmerisourceBergen Corp.	8,587	791,893
Express Scripts Holding Co. (a)	1,555	147,740
Humana, Inc.	3,046	1,031,132
UnitedHealth Group, Inc.	6,790	1,806,412
WellCare Health Plans, Inc. (a)	1,283	411,189
		4,188,366
HOTELS, RESTAURANTS & LEISURE — 3.0%
Marriott International, Inc. Class A	10,989	1,450,878
HOUSEHOLD DURABLES — 0.6%
PulteGroup, Inc.	11,266	279,059
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 3.1%
NRG Energy, Inc.	39,033	1,459,834
INSURANCE — 3.4%
Allstate Corp.	4,024	397,169
MetLife, Inc.	8,398	392,355
Prudential Financial, Inc.	8,357	846,731
		1,636,255
INTERACTIVE MEDIA & SERVICES — 4.4%
Alphabet, Inc. Class C (a)	989	1,180,342
Facebook, Inc. Class A (a)	5,701	937,586
		2,117,928
INTERNET & DIRECT MARKETING RETAIL — 12.4%
Amazon.com, Inc. (a)	2,126	4,258,378
Security Description	Shares	Value
Booking Holdings, Inc. (a)	827	$ 1,640,768
		5,899,146
IT SERVICES — 6.2%
DXC Technology Co.	6,852	640,799
International Business Machines Corp.	10,477	1,584,227
VeriSign, Inc. (a)	4,522	724,063
		2,949,089
MACHINERY — 5.0%
Allison Transmission Holdings, Inc.	16,725	869,867
Caterpillar, Inc.	9,796	1,493,792
		2,363,659
PHARMACEUTICALS — 4.2%
Eli Lilly & Co.	11,966	1,284,071
Johnson & Johnson	5,192	717,379
		2,001,450
ROAD & RAIL — 0.8%
Union Pacific Corp.	2,440	397,305
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.9%
Broadcom, Inc.	3,646	899,578
SOFTWARE — 9.3%
Adobe Systems, Inc. (a)	6,932	1,871,293
Citrix Systems, Inc. (a)	1,937	215,317
Microsoft Corp.	11,887	1,359,516
ServiceNow, Inc. (a)	5,101	997,909
		4,444,035
SPECIALTY RETAIL — 2.7%
Best Buy Co., Inc.	16,382	1,300,075
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.7%
Apple, Inc.	10,367	2,340,246
Western Digital Corp.	6,620	387,535
		2,727,781
TOBACCO — 3.8%
Altria Group, Inc.	26,679	1,609,011
Philip Morris International, Inc.	2,315	188,765
		1,797,776
TRADING COMPANIES & DISTRIBUTORS — 0.9%
United Rentals, Inc. (a)	2,620	428,632
TOTAL COMMON STOCKS (Cost $42,133,645)		47,336,330

See accompanying notes to schedules of investments.

SPDR MFS Systematic Growth Equity ETF Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (b) (c) (Cost $314,914)	314,914	$ 314,914
TOTAL INVESTMENTS — 100.0% (Cost $42,448,559)		47,651,244
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		16,869
NET ASSETS — 100.0%		$ 47,668,113

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2018.
(d)	Amount is less than 0.05% of net assets.

REIT	= Real Estate Investment Trust

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 2,164,830	$—	$—	$ 2,164,830
Auto Components	169,360	—	—	169,360
Biotechnology	3,415,847	—	—	3,415,847
Capital Markets	331,577	—	—	331,577
Chemicals	910,904	—	—	910,904
Consumer Finance	571,344	—	—	571,344
Entertainment	1,611,554	—	—	1,611,554
Equity Real Estate Investment Trusts (REITs)	1,369,605	—	—	1,369,605
Food Products	450,463	—	—	450,463
Health Care Providers & Services	4,188,366	—	—	4,188,366
Hotels, Restaurants & Leisure	1,450,878	—	—	1,450,878
Household Durables	279,059	—	—	279,059
Independent Power & Renewable Electricity Producers	1,459,834	—	—	1,459,834
Insurance	1,636,255	—	—	1,636,255
Interactive Media & Services	2,117,928	—	—	2,117,928
Internet & Direct Marketing Retail	5,899,146	—	—	5,899,146
IT Services	2,949,089	—	—	2,949,089
Machinery	2,363,659	—	—	2,363,659
Pharmaceuticals	2,001,450	—	—	2,001,450
Road & Rail	397,305	—	—	397,305
Semiconductors & Semiconductor Equipment	899,578	—	—	899,578
Software	4,444,035	—	—	4,444,035
Specialty Retail	1,300,075	—	—	1,300,075
Technology Hardware, Storage & Peripherals	2,727,781	—	—	2,727,781
Tobacco	1,797,776	—	—	1,797,776
Trading Companies & Distributors	428,632	—	—	428,632
Short-Term Investment	314,914	—	—	314,914
TOTAL INVESTMENTS	$47,651,244	$—	$—	$47,651,244
See accompanying notes to schedules of investments.

SPDR MFS Systematic Growth Equity ETF Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	414,275	$414,275	$174,504	$273,865	$—	$—	314,914	$314,914	$1,965	$—
See accompanying notes to schedules of investments.

SPDR MFS Systematic Value Equity ETF Schedule of Investments
September 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUTOMOBILES — 1.4%
General Motors Co.	15,898	$ 535,286
BANKS — 9.9%
Bank of America Corp.	54,127	1,594,581
Citigroup, Inc.	5,548	398,014
JPMorgan Chase & Co.	15,532	1,752,631
		3,745,226
BEVERAGES — 1.4%
Molson Coors Brewing Co. Class B	8,401	516,661
BIOTECHNOLOGY — 0.6%
Biogen, Inc. (a)	690	243,784
CHEMICALS — 2.4%
LyondellBasell Industries NV Class A	9,001	922,692
COMMUNICATIONS EQUIPMENT — 2.3%
Cisco Systems, Inc.	17,871	869,424
CONSUMER FINANCE — 4.5%
Discover Financial Services	14,821	1,133,065
Synchrony Financial	17,984	558,943
		1,692,008
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
Verizon Communications, Inc.	6,970	372,128
ELECTRIC UTILITIES — 3.6%
Exelon Corp.	31,472	1,374,068
ELECTRICAL EQUIPMENT — 4.7%
Eaton Corp. PLC	12,119	1,051,081
Regal Beloit Corp.	8,998	741,885
		1,792,966
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.6%
Extra Space Storage, Inc. REIT	12,062	1,045,051
Host Hotels & Resorts, Inc. REIT	52,509	1,107,940
STORE Capital Corp. REIT	26,601	739,242
		2,892,233
FOOD PRODUCTS — 2.1%
Tyson Foods, Inc. Class A	13,114	780,676
HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Baxter International, Inc.	3,510	270,586
HEALTH CARE PROVIDERS & SERVICES — 6.8%
Express Scripts Holding Co. (a)	9,670	918,747
Humana, Inc.	2,371	802,631
McKesson Corp.	6,573	871,908
		2,593,286
HOTELS, RESTAURANTS & LEISURE — 3.3%
Las Vegas Sands Corp.	11,080	657,377
Marriott International, Inc. Class A	1,760	232,373
Royal Caribbean Cruises, Ltd.	2,878	373,967
		1,263,717
Security Description	Shares	Value
HOUSEHOLD DURABLES — 0.5%
PulteGroup, Inc.	8,415	$ 208,440
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 5.6%
AES Corp.	54,456	762,384
NRG Energy, Inc.	37,002	1,383,875
		2,146,259
INSURANCE — 5.4%
MetLife, Inc.	20,332	949,911
Prudential Financial, Inc.	10,935	1,107,934
		2,057,845
IT SERVICES — 3.0%
DXC Technology Co.	12,056	1,127,477
MACHINERY — 2.2%
Cummins, Inc.	5,599	817,846
MULTILINE RETAIL — 0.9%
Target Corp.	3,724	328,494
OIL, GAS & CONSUMABLE FUELS — 9.9%
Anadarko Petroleum Corp.	11,194	754,588
Exxon Mobil Corp.	8,742	743,245
Phillips 66	8,202	924,529
Valero Energy Corp.	11,804	1,342,705
		3,765,067
PHARMACEUTICALS — 8.3%
Bristol-Myers Squibb Co.	8,700	540,096
Eli Lilly & Co.	7,873	844,852
Johnson & Johnson	9,822	1,357,106
Merck & Co., Inc.	5,576	395,561
		3,137,615
ROAD & RAIL — 2.8%
Union Pacific Corp.	6,467	1,053,022
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.4%
Intel Corp.	27,642	1,307,190
SPECIALTY RETAIL — 0.9%
Best Buy Co., Inc.	4,422	350,930
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.7%
Western Digital Corp.	4,491	262,903
TOBACCO — 3.3%
Philip Morris International, Inc.	15,267	1,244,871
TOTAL COMMON STOCKS (Cost $34,993,788)		37,672,700

See accompanying notes to schedules of investments.

SPDR MFS Systematic Value Equity ETF Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (b) (c) (Cost $279,370)	279,370	$ 279,370
TOTAL INVESTMENTS — 99.9% (Cost $35,273,158)		37,952,070
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		39,697
NET ASSETS — 100.0%		$ 37,991,767

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2018.

REIT	= Real Estate Investment Trust

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Automobiles	$ 535,286	$—	$—	$ 535,286
Banks	3,745,226	—	—	3,745,226
Beverages	516,661	—	—	516,661
Biotechnology	243,784	—	—	243,784
Chemicals	922,692	—	—	922,692
Communications Equipment	869,424	—	—	869,424
Consumer Finance	1,692,008	—	—	1,692,008
Diversified Telecommunication Services	372,128	—	—	372,128
Electric Utilities	1,374,068	—	—	1,374,068
Electrical Equipment	1,792,966	—	—	1,792,966
Equity Real Estate Investment Trusts (REITs)	2,892,233	—	—	2,892,233
Food Products	780,676	—	—	780,676
Health Care Equipment & Supplies	270,586	—	—	270,586
Health Care Providers & Services	2,593,286	—	—	2,593,286
Hotels, Restaurants & Leisure	1,263,717	—	—	1,263,717
Household Durables	208,440	—	—	208,440
Independent Power and Renewable Electricity Producers	2,146,259	—	—	2,146,259
Insurance	2,057,845	—	—	2,057,845
IT Services	1,127,477	—	—	1,127,477
Machinery	817,846	—	—	817,846
Multiline Retail	328,494	—	—	328,494
Oil, Gas & Consumable Fuels	3,765,067	—	—	3,765,067
Pharmaceuticals	3,137,615	—	—	3,137,615
Road & Rail	1,053,022	—	—	1,053,022
Semiconductors & Semiconductor Equipment	1,307,190	—	—	1,307,190
Specialty Retail	350,930	—	—	350,930
Technology Hardware, Storage & Peripherals	262,903	—	—	262,903
Tobacco	1,244,871	—	—	1,244,871
Short-Term Investment	279,370	—	—	279,370
TOTAL INVESTMENTS	$37,952,070	$—	$—	$37,952,070
See accompanying notes to schedules of investments.

SPDR MFS Systematic Value Equity ETF Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	272,118	$272,118	$238,936	$231,684	$—	$—	279,370	$279,370	$1,629	$—
See accompanying notes to schedules of investments.

SPDR DoubleLine Emerging Markets Fixed Income ETF Schedule of Investments
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 76.5%
ARGENTINA — 3.3%
Banco Macro SA Series REGS, USD 5 Year Swap Rate + 5.46%, 6.75%, 11/4/2026 (a)	$ 450,000	$ 373,563
Pampa Energia SA Series REGS, 7.50%, 1/24/2027	750,000	666,585
YPF SA:
Series REGS, 6.95%, 7/21/2027	200,000	175,174
Series REGS, 8.50%, 7/28/2025	550,000	538,527
		1,753,849
BRAZIL — 7.0%
Banco do Brasil SA Series REGS, 10 Year CMT + 4.40%, 6.25%, 4/15/2024 (a)	800,000	610,456
Braskem Finance, Ltd. 6.45%, 2/3/2024	600,000	642,000
Itau Unibanco Holding SA Series REGS, 5 Year CMT + 3.86%, 6.50%, 12/31/2099 (a)	600,000	562,392
JBS Investments GmbH Series REGS, 7.25%, 4/3/2024	500,000	511,225
MARB BondCo PLC:
Series REGS, 6.88%, 1/19/2025	300,000	278,958
7.00%, 3/15/2024 (b)	200,000	189,516
Petrobras Global Finance B.V. 5.75%, 2/1/2029	800,000	716,008
Votorantim Cimentos SA Series REGS, 7.25%, 4/5/2041	200,000	198,556
		3,709,111
CANADA — 0.4%
Canacol Energy, Ltd. Series REGS, 7.25%, 5/3/2025	200,000	193,620
CHILE — 6.6%
Banco de Credito e Inversiones SA Series REGS, 4.00%, 2/11/2023	200,000	200,470
Banco del Estado de Chile 2.67%, 1/8/2021 (b)	300,000	293,496
Banco Santander Chile Series REGS, 3.88%, 9/20/2022	263,000	262,495
Celulosa Arauco y Constitucion SA 4.75%, 1/11/2022	100,000	102,351
Embotelladora Andina SA Series REGS, 5.00%, 10/1/2023	300,000	314,466
Empresa Electrica Guacolda SA Series REGS, 4.56%, 4/30/2025	700,000	651,357
Inversiones CMPC SA Series REGS, 4.50%, 4/25/2022	700,000	708,953
SACI Falabella Series REGS, 3.75%, 4/30/2023	1,000,000	990,700
		3,524,288
Security Description	Principal Amount	Value
CHINA — 4.3%
Alibaba Group Holding, Ltd. 2.80%, 6/6/2023	$ 200,000	$ 192,540
CNOOC Finance 2011, Ltd. Series REGS, 4.25%, 1/26/2021	200,000	202,474
CNPC General Capital, Ltd. Series REGS, 3.95%, 4/19/2022	300,000	300,933
Gran Tierra Energy International Holdings, Ltd. Series REGS, 6.25%, 2/15/2025	600,000	585,048
Sinopec Group Overseas Development 2016, Ltd.:
Series REGS, 2.75%, 5/3/2021	400,000	390,612
Series REGS, 2.75%, 9/29/2026	700,000	627,039
		2,298,646
COLOMBIA — 5.0%
Banco Bilbao Vizcaya Argentaria Colombia SA Series REGS, 4.88%, 4/21/2025	300,000	299,502
Banco de Bogota SA Series REGS, 6.25%, 5/12/2026	200,000	207,250
Bancolombia SA 6.13%, 7/26/2020	800,000	830,152
Ecopetrol SA:
5.88%, 9/18/2023	100,000	106,423
7.63%, 7/23/2019	800,000	828,696
Grupo Aval, Ltd. Series REGS, 4.75%, 9/26/2022	400,000	396,244
		2,668,267
HONG KONG — 1.5%
CK Hutchison International 17 II, Ltd. Series REGS, 2.25%, 9/29/2020	400,000	390,384
CK Hutchison International 17, Ltd. Series REGS, 2.88%, 4/5/2022	400,000	388,360
		778,744
INDIA — 10.7%
Adani Ports & Special Economic Zone, Ltd.:
Series REGS, 3.50%, 7/29/2020	500,000	493,740
Series REGS, 3.95%, 1/19/2022	400,000	392,176
Bharat Petroleum Corp., Ltd.:
Series EMTN, 4.00%, 5/8/2025	500,000	473,812
4.63%, 10/25/2022	600,000	602,502
Bharti Airtel International Netherlands B.V. Series REGS, 5.13%, 3/11/2023	700,000	694,526
Bharti Airtel, Ltd. Series REGS, 4.38%, 6/10/2025	200,000	186,064
Indian Oil Corp., Ltd. 5.75%, 8/1/2023	800,000	837,795

See accompanying notes to schedules of investments.

SPDR DoubleLine Emerging Markets Fixed Income ETF Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
ONGC Videsh Vankorneft Pte, Ltd. 3.75%, 7/27/2026	$ 600,000	$ 552,998
ONGC Videsh, Ltd. 4.63%, 7/15/2024	250,000	248,095
Reliance Holding USA, Inc. Series REGS, 5.40%, 2/14/2022	800,000	826,392
Vedanta Resources PLC Series REGS, 6.13%, 8/9/2024	400,000	373,164
		5,681,264
ISRAEL — 1.4%
Delek & Avner Tamar Bond, Ltd. 4.44%, 12/30/2020 (b)	560,000	563,472
Israel Electric Corp., Ltd. Series 6, 5.00%, 11/12/2024 (b)	200,000	203,066
		766,538
JAMAICA — 0.5%
Digicel Group, Ltd. Series REGS, 7.13%, 4/1/2022	400,000	262,000
LUXEMBOURG — 2.4%
Minerva Luxembourg SA:
Series REGS, 5.88%, 1/19/2028	400,000	355,956
Series REGS, 6.50%, 9/20/2026	200,000	187,452
Raizen Fuels Finance SA Series REGS, 5.30%, 1/20/2027	800,000	750,144
		1,293,552
MALAYSIA — 8.1%
Axiata SPV2 Bhd Series 2, 3.47%, 11/19/2020	1,000,000	994,917
Gohl Capital, Ltd. 4.25%, 1/24/2027	800,000	762,174
Malayan Banking Bhd USD 5 Year Swap Rate + 2.54%, 3.91%, 10/29/2026 (a)	1,000,000	986,090
Malaysia Sovereign Sukuk Bhd Series REGS, 3.04%, 4/22/2025	800,000	763,264
Malaysia Sukuk Global Bhd Series REGS, 3.18%, 4/27/2026	250,000	238,670
Petronas Capital, Ltd. Series REGS, 3.50%, 3/18/2025	600,000	586,728
		4,331,843
MEXICO — 12.5%
America Movil SAB de CV 3.13%, 7/16/2022	600,000	587,766
Banco Mercantil del Norte SA:
Series REGS, 10 Year CMT + 5.35%, 7.63%, 12/31/2099 (a)	500,000	504,685
Series REGS, 5 Year CMT + 5.04%, 6.88%, 12/31/2099 (a)	200,000	200,668
Banco Santander Mexico SA:
Security Description	Principal Amount	Value
5 Year CMT + 3.00%, 5.95%, 10/1/2028 (a)(b)(c)	$ 350,000	$ 356,881
Series REGS, 5 Year CMT + 4.58%, 5.95%, 1/30/2024 (a)	400,000	403,124
BBVA Bancomer SA:
Series REGS, 5 Year CMT + 2.65%, 5.13%, 1/18/2033 (a)	1,000,000	909,720
Series REGS, 5 Year CMT + 3.00%, 5.35%, 11/12/2029 (a)	200,000	192,280
Coca-Cola Femsa SAB de CV 3.88%, 11/26/2023	300,000	300,345
Cometa Energia SA de CV Series REGS, 6.38%, 4/24/2035	1,200,000	1,178,316
Credito Real SAB de CV Series REGS, 10 Year CMT + 7.03%, 9.13%, 12/31/2099 (a)	200,000	198,726
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	600,000	574,026
Grupo Idesa SA de CV Series REGS, 7.88%, 12/18/2020	200,000	175,696
Mexico Generadora de Energia S de rl Series REGS, 5.50%, 12/6/2032	703,768	698,616
Unifin Financiera SAB de CV Series REGS, 5 Year CMT + 6.31%, 8.88%, 12/31/2099 (a)	400,000	374,476
		6,655,325
NETHERLANDS — 0.4%
AES Andres B.V./Dominican Power Partners/Empresa Generadora de Electricidad It Series REGS, 7.95%, 5/11/2026	200,000	206,782
PANAMA — 2.0%
Global Bank Corp.:
Series REGS, 4.50%, 10/20/2021	600,000	594,522
Series REGS, 5.13%, 10/30/2019	500,000	503,300
		1,097,822
PERU — 0.8%
Banco de Credito del Peru Series REGS, 5.38%, 9/16/2020	300,000	310,608
BBVA Banco Continental SA Series REGS, 5.00%, 8/26/2022	100,000	103,170
		413,778
PHILIPPINES — 1.7%
BDO Unibank, Inc.:
Series EMTN, 2.63%, 10/24/2021	450,000	431,027
Series EMTN, 2.95%, 3/6/2023	500,000	470,758
		901,785

See accompanying notes to schedules of investments.

SPDR DoubleLine Emerging Markets Fixed Income ETF Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
SINGAPORE — 7.9%
DBS Group Holdings, Ltd. Series GMTN, USD 5 Year Swap Rate + 2.39%, 3.60%, 9/7/2021 (a)	$ 800,000	$ 772,000
ONGC Videsh Vankorneft Pte, Ltd. 2.88%, 1/27/2022	400,000	381,102
PSA International Pte, Ltd. Series GMTN, 3.88%, 2/11/2021	650,000	656,401
Temasek Financial I, Ltd. Series REGS, 2.38%, 1/23/2023	1,400,000	1,341,998
United Overseas Bank, Ltd.:
Series EMTN, USD 5 Year Swap Rate + 1.79%, 3.88%, 12/31/2099 (a)	900,000	844,447
Series EMTN, USD 5 Year Swap Rate + 2.24%, 3.50%, 9/16/2026 (a)	200,000	196,838
		4,192,786
TOTAL CORPORATE BONDS & NOTES (Cost $41,765,716)		40,730,000
FOREIGN GOVERNMENT OBLIGATIONS — 16.9%
ARGENTINA — 2.8%
Argentine Republic Government International Bond:
5.88%, 1/11/2028	200,000	158,630
6.63%, 7/6/2028	350,000	288,312
6.88%, 1/26/2027	650,000	554,944
Provincia de Buenos Aires Series REGS, 7.88%, 6/15/2027	600,000	499,026
		1,500,912
CHILE — 1.5%
Chile Government International Bond:
3.13%, 3/27/2025	200,000	194,126
3.13%, 1/21/2026	600,000	576,834
		770,960
INDIA — 0.9%
Export-Import Bank of India Series EMTN, 4.00%, 1/14/2023	500,000	494,815
INDONESIA — 2.6%
Indonesia Government International Bond Series REGS, 4.88%, 5/5/2021	500,000	514,935
Perusahaan Penerbit SBSN Indonesia III 4.15%, 3/29/2027 (b)	900,000	869,877
		1,384,812
Security Description	Principal Amount	Value
ISRAEL — 2.6%
Israel Government International Bond:
2.88%, 3/16/2026	$ 400,000	$ 378,424
3.15%, 6/30/2023	400,000	394,712
4.00%, 6/30/2022	600,000	613,224
		1,386,360
MEXICO — 1.9%
Mexico Government International Bond:
3.75%, 1/11/2028	200,000	190,430
4.00%, 10/2/2023	300,000	302,190
4.15%, 3/28/2027	500,000	491,655
		984,275
PANAMA — 1.5%
Panama Government International Bond 4.00%, 9/22/2024	800,000	810,872
PERU — 0.4%
Fondo MIVIVIENDA SA Series REGS, 3.50%, 1/31/2023	200,000	193,498
PHILIPPINES — 2.7%
Philippine Government International Bond:
4.00%, 1/15/2021	300,000	305,220
4.20%, 1/21/2024	1,100,000	1,131,438
		1,436,658
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $9,450,738)		8,963,162

	Shares
SHORT-TERM INVESTMENT — 6.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (d) (e) (Cost $3,247,418)	3,247,418	3,247,418
TOTAL INVESTMENTS — 99.5% (Cost $54,463,872)		52,940,580
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		278,770
NET ASSETS — 100.0%		$ 53,219,350

See accompanying notes to schedules of investments.

SPDR DoubleLine Emerging Markets Fixed Income ETF Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.6% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	When-issued security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2018.

CMT	= Constant Maturity Treasury
GMTN	= Global Medium Term Note

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Argentina	$ —	$ 1,753,849	$—	$ 1,753,849
Brazil	—	3,709,111	—	3,709,111
Canada	—	193,620	—	193,620
Chile	—	3,524,288	—	3,524,288
China	—	2,298,646	—	2,298,646
Colombia	—	2,668,267	—	2,668,267
Hong Kong	—	778,744	—	778,744
India	—	5,681,264	—	5,681,264
Israel	—	766,538	—	766,538
Jamaica	—	262,000	—	262,000
Luxembourg	—	1,293,552	—	1,293,552
Malaysia	—	4,331,843	—	4,331,843
Mexico	—	6,655,325	—	6,655,325
Netherlands	—	206,782	—	206,782
Panama	—	1,097,822	—	1,097,822
Peru	—	413,778	—	413,778
Philippines	—	901,785	—	901,785
Singapore	—	4,192,786	—	4,192,786
Foreign Government Obligations
Argentina	—	1,500,912	—	1,500,912
Chile	—	770,960	—	770,960
India	—	494,815	—	494,815
Indonesia	—	1,384,812	—	1,384,812
Israel	—	1,386,360	—	1,386,360
Mexico	—	984,275	—	984,275
Panama	—	810,872	—	810,872
Peru	—	193,498	—	193,498
Philippines	—	1,436,658	—	1,436,658
Short-Term Investment	3,247,418	—	—	3,247,418
TOTAL INVESTMENTS	$3,247,418	$49,693,162	$—	$52,940,580
See accompanying notes to schedules of investments.

SPDR DoubleLine Emerging Markets Fixed Income ETF Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,529,453	$3,529,453	$6,837,597	$7,119,632	$—	$—	3,247,418	$3,247,418	$7,368	$—
See accompanying notes to schedules of investments.

SPDR DoubleLine Short Duration Total Return Tactical ETF Schedule of Investments
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 29.0%
ADVERTISING — 0.4%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.63%, 5/1/2022	$ 375,000	$ 372,934
AEROSPACE & DEFENSE — 0.8%
General Dynamics Corp. 3.00%, 5/11/2021	365,000	363,047
Northrop Grumman Corp. 2.08%, 10/15/2020	370,000	361,734
		724,781
AGRICULTURE — 0.6%
BAT Capital Corp. 2.30%, 8/14/2020 (a)	490,000	480,283
Reynolds American, Inc. 3.25%, 6/12/2020	65,000	64,876
		545,159
AIRLINES — 0.4%
Delta Air Lines, Inc. 3.40%, 4/19/2021	385,000	382,598
AUTO MANUFACTURERS — 1.3%
Daimler Finance North America LLC 2.30%, 2/12/2021 (a)	560,000	545,031
General Motors Financial Co., Inc.:
2.65%, 4/13/2020	130,000	128,634
3.20%, 7/6/2021	460,000	453,491
		1,127,156
BANKS — 9.0%
Banco de Credito del Peru:
Series REGS, 4.25%, 4/1/2023	100,000	100,719
Series REGS, 5.38%, 9/16/2020	90,000	93,182
Banco del Estado de Chile Series REGS, 3.88%, 2/8/2022	200,000	200,056
Banco Mercantil del Norte SA Series REGS, 5 Year CMT + 5.04%, 6.88%, 12/31/2099 (b)	200,000	200,668
Banco Santander Mexico SA 5 Year CMT + 3.00%, 5.95%, 10/1/2028 (a) (b)	200,000	203,932
Bank of America Corp. Series MTN, 3 Month USD LIBOR + 0.79%, 3.11%, 3/5/2024 (b)	385,000	383,891
BBVA Bancomer S.A. Texas 7.25%, 4/22/2020	100,000	104,310
BBVA Bancomer SA Series REGS, 6.75%, 9/30/2022	150,000	159,977
BDO Unibank, Inc. Series EMTN, 2.63%, 10/24/2021	200,000	191,567
Security Description	Principal Amount	Value
Capital One Financial Corp. 2.40%, 10/30/2020	$ 522,000	$ 511,064
Citigroup, Inc. 3 Month USD LIBOR + 1.02%, 3.35%, 6/1/2024 (b)	575,000	577,806
Commonwealth Bank of Australia 2.25%, 3/10/2020 (a)	105,000	103,659
DBS Group Holdings, Ltd. Series GMTN, USD 5 Year Swap Rate + 2.39%, 3.60%, 9/7/2021 (b)	200,000	193,000
Global Bank Corp. Series REGS, 5.13%, 10/30/2019	200,000	201,320
Goldman Sachs Group, Inc. 2.30%, 12/13/2019	520,000	515,445
Grupo Aval, Ltd. Series REGS, 4.75%, 9/26/2022	200,000	198,122
Itau Unibanco Holding SA Series REGS, 6.20%, 12/21/2021	200,000	206,944
Morgan Stanley 3 Month USD LIBOR + 0.93%, 3.28%, 7/22/2022 (b)	570,000	574,811
Multibank, Inc. Series REGS, 4.38%, 11/9/2022	200,000	198,050
PNC Financial Services Group, Inc.:
4.38%, 8/11/2020	100,000	102,052
5.13%, 2/8/2020	420,000	430,874
Royal Bank of Canada:
1.50%, 7/29/2019	135,000	133,605
Series GMTN, 3.20%, 4/30/2021	390,000	389,204
Sumitomo Mitsui Financial Group, Inc. 2.06%, 7/14/2021	600,000	576,456
Toronto-Dominion Bank Series MTN, 3.25%, 6/11/2021	575,000	574,293
United Overseas Bank, Ltd. Series EMTN, USD 5 Year Swap Rate + 2.65%, 2.88%, 3/8/2027 (b)	200,000	191,194
Westpac Banking Corp.:
1.60%, 8/19/2019	355,000	351,255
2.65%, 1/25/2021	220,000	216,412
		7,883,868
BIOTECHNOLOGY — 0.7%
Celgene Corp. 2.88%, 8/15/2020	580,000	576,033
CHEMICALS — 0.9%
Braskem Netherlands Finance B.V. Series REGS, 3.50%, 1/10/2023	200,000	190,026
Sherwin-Williams Co. 2.25%, 5/15/2020	377,000	371,601
UPL Corp., Ltd. Series REGS, 3.25%, 10/13/2021	200,000	193,344
		754,971

See accompanying notes to schedules of investments.

SPDR DoubleLine Short Duration Total Return Tactical ETF Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 0.9%
Air Lease Corp. 2.50%, 3/1/2021	$ 590,000	$ 576,371
Unifin Financiera Sa De 7.25%, 9/27/2023	200,000	197,632
		774,003
ELECTRIC — 1.4%
Consolidated Edison, Inc.:
2.00%, 5/15/2021	445,000	430,075
Series A, 2.00%, 3/15/2020	150,000	147,433
Israel Electric Corp., Ltd. Series REGS, 6.88%, 6/21/2023	200,000	219,704
Pampa Energia SA Series REGS, 7.38%, 7/21/2023	100,000	93,349
PSEG Power LLC 3.85%, 6/1/2023	365,000	362,989
		1,253,550
FOOD — 1.7%
General Mills, Inc. 3.20%, 4/16/2021	380,000	377,735
JBS Investments GmbH Series REGS, 7.75%, 10/28/2020	200,000	203,800
Kroger Co. 6.15%, 1/15/2020	280,000	290,310
Marfrig Holdings Europe B.V. Series REGS, 8.00%, 6/8/2023	200,000	200,754
Mondelez International, Inc. 3.00%, 5/7/2020	375,000	374,014
		1,446,613
HEALTH CARE PRODUCTS — 0.6%
Thermo Fisher Scientific, Inc. 3.60%, 8/15/2021	540,000	541,858
HEALTH CARE SERVICES — 1.1%
Anthem, Inc. 2.50%, 11/21/2020	585,000	575,962
Halfmoon Parent, Inc. 3.40%, 9/17/2021 (a)	385,000	383,579
		959,541
INSURANCE — 0.6%
Prudential Financial, Inc.:
Series D, 7.38%, 6/15/2019	200,000	206,294
Series MTN, 4.50%, 11/15/2020	325,000	333,141
		539,435
INTERNET — 0.4%
Alibaba Group Holding, Ltd. 3.13%, 11/28/2021	200,000	197,556
eBay, Inc. 2.75%, 1/30/2023	195,000	187,647
		385,203
Security Description	Principal Amount	Value
INVESTMENT COMPANY SECURITY — 0.3%
Temasek Financial I, Ltd. Series REGS, 2.38%, 1/23/2023	$ 250,000	$ 239,642
MINING — 0.2%
Fresnillo PLC Series REGS, 5.50%, 11/13/2023	200,000	205,546
OIL & GAS — 1.2%
CNPC General Capital, Ltd. Series REGS, 3.95%, 4/19/2022	200,000	200,622
Ecopetrol SA 5.88%, 9/18/2023	200,000	212,846
Indian Oil Corp., Ltd. 5.63%, 8/2/2021	200,000	207,553
ONGC Videsh, Ltd. 3.75%, 5/7/2023	200,000	194,344
Petrobras Global Finance B.V. 4.38%, 5/20/2023	100,000	95,129
YPF SA Series REGS, 8.50%, 3/23/2021	150,000	151,210
		1,061,704
PACKAGING & CONTAINERS — 0.6%
Packaging Corp. of America 2.45%, 12/15/2020	570,000	558,885
PHARMACEUTICALS — 1.7%
AstraZeneca PLC 2.38%, 11/16/2020	555,000	545,332
Cardinal Health, Inc.:
1.95%, 6/14/2019	275,000	273,336
2.62%, 6/15/2022	285,000	272,705
CVS Health Corp. 2.80%, 7/20/2020	390,000	386,475
		1,477,848
PIPELINES — 0.2%
Oleoducto Central SA Series REGS, 4.00%, 5/7/2021	200,000	199,780
RETAIL — 0.5%
CK Hutchison International 17, Ltd. 2.25%, 9/29/2020 (a)	200,000	195,192
SACI Falabella Series REGS, 3.75%, 4/30/2023	200,000	198,140
		393,332
SEMICONDUCTORS — 0.9%
Analog Devices, Inc. 2.95%, 1/12/2021	370,000	366,640
Microchip Technology, Inc. 3.92%, 6/1/2021 (a)	385,000	383,476
		750,116
TELECOMMUNICATIONS — 1.6%
AT&T, Inc. 2.80%, 2/17/2021	585,000	576,061

See accompanying notes to schedules of investments.

SPDR DoubleLine Short Duration Total Return Tactical ETF Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Axiata SPV2 Bhd Series 2, 3.47%, 11/19/2020	$ 200,000	$ 198,984
Bharti Airtel International Netherlands B.V. Series REGS, 5.13%, 3/11/2023	200,000	198,436
Verizon Communications, Inc. 3 Month USD LIBOR + 1.10%, 3.44%, 5/15/2025 (b)	380,000	383,188
		1,356,669
TEXTILES — 0.6%
Cintas Corp. No. 2 2.90%, 4/1/2022	555,000	542,507
TRANSPORTATION — 0.4%
Union Pacific Corp. 3.20%, 6/8/2021	365,000	364,182
TOTAL CORPORATE BONDS & NOTES (Cost $25,616,191)		25,417,914
ASSET-BACKED SECURITIES — 3.2%
AUTOMOBILE — 0.5%
Westlake Automobile Receivables Trust Series 2017-2A, Class C, 2.59%, 12/15/2022 (a)	400,000	395,878
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
Velocity Commercial Capital Loan Trust Series 2016-1, Class AFX, 3.53%, 4/25/2046 (a) (b)	195,924	195,753
OTHER ABS — 2.5%
Arbor Realty Commercial Real Estate Notes 2018-FL1, Ltd. Series 2018-FL1, Class A, 1 Month USD LIBOR + 1.15%, 3.06%, 6/15/2028 (a) (b)	71,000	71,176
Bear Stearns Asset Backed Securities Trust Series 2006-2, Class M1, 1 Month USD LIBOR + 0.42%, 2.64%, 7/25/2036 (b)	52,695	53,302
Consumer Loan Underlying Bond Credit Trust 2018-P1 Series 2018-P1, Class A, 3.39%, 7/15/2025 (a)	440,057	439,671
Hunt CRE 2018-FL2, Ltd. Series 2018-FL2, Class A, 1 Month USD LIBOR + 1.08%, 3.17%, 8/15/2028 (a) (b)	350,000	350,555
LoanCore 2018-CRE1 Issuer, Ltd. Series 2018-CRE1, Class A, 1 Month USD LIBOR + 1.13%, 3.14%, 5/15/2028 (a) (b)	100,000	100,038
Security Description	Principal Amount	Value
Marathon CRE 2018 FL1, Ltd. Series 2018-FL1, Class A, 1 Month USD LIBOR + 1.15%, 3.24%, 6/15/2028 (a) (b)	$ 100,000	$ 100,000
Marlette Funding Trust Series 2018-3A, Class A, 3.20%, 9/15/2028 (a)	465,185	464,785
Mill City Mortgage Trust Series 2015-2, Class A1, 3.00%, 9/25/2057 (a) (b)	20,426	20,390
OneMain Financial Issuance Trust Series 2017-1A, Class A1, 2.37%, 9/14/2032 (a)	250,000	244,251
Sofi Consumer Loan Program 2018-2 Trust Series 2018-2, Class A1, 2.93%, 4/26/2027 (a)	176,481	176,024
Sofi Consumer Loan Program LLC Series 2017-1, Class A, 3.28%, 1/26/2026 (a)	213,959	213,640
		2,233,832
TOTAL ASSET-BACKED SECURITIES (Cost $2,834,580)		2,825,463
FOREIGN GOVERNMENT OBLIGATIONS — 1.5%
CHILE — 0.2%
Chile Government International Bond 2.25%, 10/30/2022	200,000	192,068
DOMINICAN REPUBLIC — 0.3%
Dominican Republic International Bond Series REGS, 7.50%, 5/6/2021	200,000	210,074
INDONESIA — 0.3%
Indonesia Government International Bond Series REGS, 4.88%, 5/5/2021	200,000	205,974
ISRAEL — 0.2%
Israel Government International Bond 4.00%, 6/30/2022	200,000	204,408
MALAYSIA — 0.3%
Wakala Global Sukuk Bhd 4.65%, 7/6/2021	250,000	258,470
PHILIPPINES — 0.2%
Philippine Government International Bond 4.00%, 1/15/2021	200,000	203,480
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,301,430)		1,274,474

See accompanying notes to schedules of investments.

SPDR DoubleLine Short Duration Total Return Tactical ETF Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 30.6%
Federal Home Loan Mortgage Corp.:
3.50%, 9/1/2032	$ 858,964	$ 863,898
Series 4030, Class AN, CMO, REMIC, 1.75%, 4/15/2027	2,059,450	1,985,139
Series 4060, Class QA, CMO, REMIC, 1.50%, 9/15/2026	740,372	712,353
Series 4125, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.35%, 2.51%, 11/15/2042 (b)	483,725	482,864
Series 4484, Class CD, CMO, REMIC, 1.75%, 7/15/2030	361,730	343,881
Series 4582, Class HA, CMO, REMIC, 3.00%, 9/15/2045	689,495	662,670
Series 4738, Class LA, CMO, REMIC, 3.00%, 11/15/2043	937,159	909,371
Series 4764, Class WF, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 2.22%, 2/15/2048 (b)	958,485	958,119
Series K722, Class X1, IO, 1.44%, 3/25/2023 (b)	498,547	22,906
Federal National Mortgage Association:
3.00%, 11/1/2036	560,290	546,013
Series 2007-54, Class FW, CMO, REMIC, 1 Month USD LIBOR + 0.25%, 2.47%, 6/25/2037 (b)	844,543	841,500
Series 2012-32, Class DA, CMO, REMIC, 2.00%, 11/25/2026	2,306,988	2,231,031
Series 2015-59, Class A, CMO, REMIC, 3.00%, 6/25/2041	541,602	530,838
Series 2016-8, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.45%, 2.67%, 3/25/2046 (b)	691,077	692,129
Series 2017-13, Class ML, CMO, REMIC, 3.00%, 8/25/2041	878,089	859,989
Series 2017-2, Class HA, CMO, REMIC, 3.00%, 9/25/2041	815,383	799,239
Series 2018-27, Class FJ, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 2.20%, 12/25/2047 (b)	950,602	944,755
Series 2018-30, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 2.18%, 5/25/2048 (b)	961,324	960,952
Series 2018-39, Class EF, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 2.24%, 6/25/2048 (b)	938,505	940,371
Series 2018-39, Class FG, CMO, REMIC, 1 Month USD LIBOR + 0.25%, 2.19%, 11/25/2033 (b)	930,664	929,671
Series 2018-45, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 2.20%, 6/25/2048 (b)	938,497	934,686
Government National Mortgage Association:
Security Description	Principal Amount	Value
Series 2014-94, Class FB, CMO, REMIC, 1 Month USD LIBOR + 0.25%, 2.42%, 9/20/2035 (b)	$ 803,906	$ 802,990
Series 2017-116, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 1.87%, 11/20/2043 (b)	694,005	692,680
Series 2017-116, Class FB, CMO, REMIC, 1 Month USD LIBOR + 0.25%, 1.49%, 5/20/2044 (b)	795,736	794,576
U.S.Treasury Bill:
Zero Coupon, 2/21/2019	2,210,000	2,190,035
Zero Coupon, 4/25/2019	1,780,000	1,756,119
0.01%, 8/15/2019	2,470,000	2,415,881
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $27,199,466)		26,804,656
U.S. TREASURY OBLIGATIONS — 20.8%
Treasury Inflation Protected Indexed Notes:
0.13%, 4/15/2019	2,204,734	2,191,568
2.13%, 1/15/2019	2,183,193	2,189,394
Treasury Notes:
1.25%, 7/31/2023	700,000	646,869
1.50%, 8/15/2020	2,690,000	2,626,413
1.88%, 1/31/2022	900,000	870,680
2.00%, 8/31/2021	3,140,000	3,063,531
2.13%, 9/30/2021	3,110,000	3,042,450
2.25%, 3/31/2020	1,310,000	1,300,325
2.75%, 2/15/2028	2,400,000	2,340,170
TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,359,789)		18,271,400
MORTGAGE-BACKED SECURITIES — 12.0%
Alternative Loan Trust Series 2006-41CB, Class 1A3, CMO, 6.00%, 1/25/2037	410,990	345,693
Atrium Hotel Portfolio Trust Series 2017-ATRM, Class E, 1 Month USD LIBOR + 3.05%, 5.21%, 12/15/2036 (a) (b)	36,000	36,158
Atrium Hotel Portfolio Trust 2018-ATRM Series 2018-ATRM, Class A, 1 Month USD LIBOR + 0.95%, 2.93%, 6/15/2035 (a) (b)	100,000	100,157
BANK Series 2017-BNK6, Class XA, IO, 1.01%, 7/15/2060 (b)	1,134,261	61,867
BBCMS Mortgage Trust:
Series 2017-DELC, Class C, 1 Month USD LIBOR + 1.20%, 3.36%, 8/15/2036 (a) (b)	17,000	16,989
Series 2017-DELC, Class D, 1 Month USD LIBOR + 1.70%, 3.86%, 8/15/2036 (a) (b)	19,000	19,000

See accompanying notes to schedules of investments.

SPDR DoubleLine Short Duration Total Return Tactical ETF Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series 2017-DELC, Class E, 1 Month USD LIBOR + 2.50%, 4.66%, 8/15/2036 (a) (b)	$ 40,000	$ 40,060
Series 2017-DELC, Class F, 1 Month USD LIBOR + 3.50%, 5.66%, 8/15/2036 (a) (b)	38,000	38,190
Series 2018-TALL, Class A, 1 Month USD LIBOR + 0.72%, 2.50%, 3/15/2037 (a) (b)	31,000	30,998
Bear Stearns Commercial Mortgage Securities Trust Series 2014-BXO, Class E, 1 Month USD LIBOR + 3.75%, 5.91%, 8/15/2027 (a) (b)	26,000	26,059
BENCHMARK Mortgage Trust Series 2018-B1, Class XA, IO, 0.53%, 1/15/2051 (b)	2,268,942	85,950
BHMS Series 2018-ATLS, Class A, 1 Month USD LIBOR + 1.25%, 3.41%, 7/15/2035 (a) (b)	75,000	75,101
Braemar Hotels & Resorts Trust 2018-Prime Series 2018-PRME, Class A, 1 Month USD LIBOR + 0.82%, 2.78%, 6/15/2035 (a) (b)	115,000	114,881
BX Commercial Mortgage Trust Series 2018-BIOA, Class E, 1 Month USD LIBOR + 1.95%, 3.60%, 3/15/2037 (a) (b)	257,000	257,976
BX Trust 2017-IMC Series 2017-IMC, Class A, 1 Month USD LIBOR + 1.05%, 3.12%, 10/15/2032 (a) (b)	100,000	100,070
BX Trust 2018-BILT Series 2018-BILT, Class A, 1 Month USD LIBOR + 0.80%, 2.70%, 5/15/2030 (a) (b)	115,000	115,006
BX Trust 2018-MCSF Series 2018-MCSF, Class F, 1 Month USD LIBOR + 2.65%, 4.55%, 4/15/2035 (a) (b)	47,000	46,543
BXMT, Ltd. Series 2017-FL1, Class C, 1 Month USD LIBOR + 1.95%, 3.31%, 6/15/2035 (a) (b)	150,000	150,843
CFCRE Commercial Mortgage Trust:
Series 2018-TAN, Class B, 4.69%, 2/15/2033 (a)	55,000	55,633
Series 2018-TAN, Class C, 5.29%, 2/15/2033 (a)	55,000	55,830
Series 2018-TAN, Class D, 6.10%, 2/15/2033 (a)	33,000	33,628
CGGS Commercial Mortgage Trust Series 2018-WSS, Class D, 1 Month USD LIBOR + 2.30%, 4.05%, 2/15/2037 (a) (b)	100,000	100,626
CGGS Commercial Mortgage Trust 2018-WSS Series 2018-WSS, Class A, 1 Month USD LIBOR + 0.90%, 2.97%, 2/15/2037 (a) (b)	100,000	100,141
CHT COSMO Mortgage Trust:
Security Description	Principal Amount	Value
Series 2017-CSMO, Class E, 1 Month USD LIBOR + 3.00%, 5.16%, 11/15/2036 (a) (b)	$ 59,000	$ 59,508
Series 2017-CSMO, Class F, 1 Month USD LIBOR + 3.74%, 5.90%, 11/15/2036 (a) (b)	131,000	132,150
Citigroup Commercial Mortgage Trust:
Series 2018-TBR, Class D, 1 Month USD LIBOR + 1.80%, 3.35%, 12/15/2036 (a) (b)	95,000	95,390
Series 2016-GC37, Class XA, IO, 1.95%, 4/10/2049 (b)	984,375	101,939
CLNS Trust:
Series 2017-IKPR, Class D, 1 Month USD LIBOR + 2.05%, 4.18%, 6/11/2032 (a) (b)	18,000	18,068
Series 2017-IKPR, Class E, 1 Month USD LIBOR + 3.50%, 4.74%, 6/11/2032 (a) (b)	18,000	18,101
COLT Mortgage Loan Trust Series 2018-1, Class A1, CMO, 2.93%, 2/25/2048 (a) (b)	223,880	222,699
COMM Mortgage Trust:
Series 2018-HCLV, Class A, 1 Month USD LIBOR + 1.00%, 3.00%, 9/15/2033 (a) (b)	70,000	69,746
Series 2015-CR25, Class XA, IO, 1.08%, 8/10/2048 (b)	1,343,077	66,285
Credit Suisse Commercial Mortgage Trust Series 2008-C1, Class AM, 6.17%, 2/15/2041 (a) (b)	12,954	12,968
Credit Suisse Mortgage Capital Certificates Series 2017-CHOP, Class D, 1 Month USD LIBOR + 1.90%, 3.14%, 7/15/2032 (a) (b)	29,000	29,040
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class XA, IO, 1.26%, 6/15/2050 (b)	342,752	21,968
Series 2017-CX10, Class XA, IO, 0.87%, 11/15/2050 (b)	997,212	50,397
Series 2017-CX9, Class XA, IO, 0.91%, 9/15/2050 (b)	1,851,318	77,410
DBGS BIOD Mortgage Trust Series 2018-BIOD, Class A, 1 Month USD LIBOR + 0.80%, 2.96%, 5/15/2035 (a) (b)	141,998	142,003
Federal Home Loan Mortgage Corp.:
Series 4703, Class FA, 1 Month USD LIBOR + 0.35%, 2.41%, 7/15/2047 (b)	1,263,797	1,264,584
Series 4818, Class FC, 1 Month USD LIBOR + 0.30%, 2.36%, 4/15/2048 (b)	739,242	734,375
Federal National Mortgage Association:
Series 2012-56, Class FK, 1 Month USD LIBOR + 0.45%, 2.67%, 6/25/2042 (b)	1,233,707	1,235,751

See accompanying notes to schedules of investments.

SPDR DoubleLine Short Duration Total Return Tactical ETF Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series 2017-96, Class FA, 1 Month USD LIBOR + 0.40%, 2.46%, 12/25/2057 (b)	$ 1,086,607	$ 1,088,892
Series 2018-55, Class FA, 1 Month USD LIBOR + 0.30%, 2.36%, 8/25/2048 (b)	968,038	964,082
GPMT 2018-FL1, Ltd. Series 2018-FL1, Class A, 1 Month USD LIBOR + 0.90%, 2.80%, 11/21/2035 (a) (b) (c)	100,000	100,000
GPT 2018-GPP Mortgage Trust Series 2018-GPP, Class B, 1 Month USD LIBOR + 1.28%, 3.28%, 6/15/2035 (a) (b)	75,000	75,039
GS Mortgage Securities Trust:
Series 2013-GC14, Class A2, 3.00%, 8/10/2046	1,192	1,191
Series 2017-500K, Class E, 1 Month USD LIBOR + 1.50%, 2.74%, 7/15/2032 (a) (b)	50,000	50,092
Series 2017-500K, Class F, 1 Month USD LIBOR + 1.80%, 3.87%, 7/15/2032 (a) (b)	107,000	107,297
Series 2018-TWR, Class A, 1 Month USD LIBOR + 0.90%, 3.06%, 7/15/2031 (a) (b)	100,000	100,148
Series 2018-TWR, Class D, 1 Month USD LIBOR + 1.60%, 3.76%, 7/15/2031 (a) (b)	100,000	100,005
Series 2017-GS7, Class XA, IO, 1.29%, 8/10/2050 (b)	392,835	29,574
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2018-LAQ, Class A, 1 Month USD LIBOR + 1.00%, 3.16%, 6/15/2032 (a) (b)	100,000	100,184
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP9, Class AMS, 5.34%, 5/15/2047	67,000	67,221
Series 2007-LDPX, Class AM, 5.46%, 1/15/2049 (b)	6,636	6,600
Series 2017-MAUI, Class C, 1 Month USD LIBOR + 1.25%, 3.38%, 7/15/2034 (a) (b)	27,000	27,043
Series 2017-MAUI, Class D, 1 Month USD LIBOR + 1.95%, 4.08%, 7/15/2034 (a) (b)	25,000	25,144
Series 2017-MAUI, Class E, 1 Month USD LIBOR + 2.95%, 5.08%, 7/15/2034 (a) (b)	22,000	22,202
Series 2017-MAUI, Class F, 1 Month USD LIBOR + 3.75%, 5.88%, 7/15/2034 (a) (b)	31,000	31,339
Series 2018-WPT, Class EFL, 1 Month USD LIBOR + 2.60%, 4.69%, 7/5/2033 (a) (b)	100,000	100,293
Series 2016-JP4, Class XA, IO, 0.94%, 12/15/2049 (b)	1,712,753	68,186
Security Description	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class XA, IO, 1.04%, 9/15/2047 (b)	$ 1,031,593	$ 42,248
JPMDB Commercial Mortgage Securities Trust Series 2016-C4, Class XA, IO, 0.96%, 12/15/2049 (b)	787,639	41,831
LMREC 2015-CRE1, Inc. Series 2015-CRE1, Class AR, 1 Month USD LIBOR + 0.98% , 2.86%, 2/22/2032 (a) (b)	110,000	110,000
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C15, Class XA, IO, 1.22%, 4/15/2047 (b)	949,137	37,063
Series 2014-C19, Class LNCX, IO, 0.60%, 12/15/2046 (a)	1,233,590	39,743
Morgan Stanley Capital I Trust:
Series 2018-SUN, Class A, 1 Month USD LIBOR + 0.90%, 3.00%, 7/15/2035 (a) (b)	74,000	74,041
Series 2016-UB12, Class XA, IO, 0.95%, 12/15/2049 (b)	1,612,780	71,298
Natixis Commercial Mortgage Securities Trust 2018-FL1 Series 2018-FL1, Class A, 1 Month USD LIBOR + 0.95%, 2.87%, 6/15/2035 (a) (b)	100,000	100,048
RAIT Trust:
Series 2017-FL7, Class A, 1 Month USD LIBOR + 0.950%, 2.19%, 6/15/2037 (a) (b)	16,876	16,881
Series 2017-FL7, Class AS, 1 Month USD LIBOR + 1.30%, 2.54%, 6/15/2037 (a) (b)	6,000	6,000
Rosslyn Portfolio Trust:
Series 2017-ROSS, Class A, 1 Month USD LIBOR + 0.95%, 3.11%, 6/15/2033 (a) (b)	15,000	15,020
Series 2017-ROSS, Class B, 1 Month USD LIBOR + 1.25%, 3.41%, 6/15/2033 (a) (b)	15,000	15,058
TPG Real Estate Finance, Ltd.:
Series 2018-FL1, Class A, 1 Month USD LIBOR + 0.75%, 2.31%, 2/15/2035 (a) (b) (c)	61,000	60,962
Series 2018-FL1, Class AS, 1 Month USD LIBOR + 0.95%, 2.51%, 2/15/2035 (a) (b)	117,000	116,854
Series 2018-FL1, Class B, 1 Month USD LIBOR + 1.30%, 2.86%, 2/15/2035 (a) (b) (c)	49,000	49,000
UBS Commercial Mortgage Trust Series 2017-C1, Class XA, IO, 1.76%, 6/15/2050 (b)	987,687	99,893
VSD LLC 3.60%, 12/25/2043	14,706	14,702
Wachovia Bank Commercial Mortgage Trust:

See accompanying notes to schedules of investments.

SPDR DoubleLine Short Duration Total Return Tactical ETF Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series 2006-C25, Class F, 5.36%, 5/15/2043 (b)	$ 13,079	$ 12,991
Series 2007-C30, Class AJ, 5.41%, 12/15/2043 (b)	22,491	22,571
Waldorf Astoria Boca Raton Trust:
Series 2016-BOCA, Class B, 1 Month USD LIBOR + 2.05%, 4.21%, 6/15/2029 (a) (b)	37,000	37,012
Series 2016-BOCA, Class C, 1 Month USD LIBOR + 2.50%, 4.66%, 6/15/2029 (a) (b)	31,000	31,020
WFRBS Commercial Mortgage Trust Series 2013-C18, Class XA, IO, 0.96%, 12/15/2046 (b)	1,156,496	35,403
TOTAL MORTGAGE-BACKED SECURITIES (Cost $10,703,961)		10,473,952
SENIOR FLOATING RATE LOANS — 0.0% (d)
HEALTH CARE PROVIDERS & SERVICES — 0.0% (d)
Select Medical Corp. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.12%, 3/1/2021(b)	34,475	34,755
MEDIA — 0.0% (d)
Tribune Media Co. Senior Secured Term Loan, 1 Month USD LIBOR + 3.00%, 5.37%, 12/27/2020(b)	4,246	4,269
TOTAL SENIOR FLOATING RATE LOANS (Cost $38,771)		39,024

	Shares
SHORT-TERM INVESTMENT — 4.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.01% (e) (f) (Cost $3,750,484)	3,750,484	3,750,484
TOTAL INVESTMENTS — 101.4% (Cost $89,804,672)		88,857,367
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(1,239,957)
NET ASSETS — 100.0%		$ 87,617,410

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 9.8% of net assets as of September 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2018, total aggregate fair value of securities is $209,962 representing 0.3% of net assets.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2018.

ABS	= Asset-Backed Security
CMO	= Collateralized Mortgage Obligation
CMT	= Constant Maturity Treasury
GMTN	= Global Medium Term Note
IO	= Interest Only
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note
REMIC	= Real Estate Mortgage Investment Conduit

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of September 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$ —	$ 372,934	$—	$ 372,934
Aerospace & Defense	—	724,781	—	724,781
See accompanying notes to schedules of investments.

SPDR DoubleLine Short Duration Total Return Tactical ETF Schedule of Investments  (continued)
September 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Agriculture	$ —	$ 545,159	$—	$ 545,159
Airlines	—	382,598	—	382,598
Auto Manufacturers	—	1,127,156	—	1,127,156
Banks	—	7,883,868	—	7,883,868
Biotechnology	—	576,033	—	576,033
Chemicals	—	754,971	—	754,971
Diversified Financial Services	—	774,003	—	774,003
Electric	—	1,253,550	—	1,253,550
Food	—	1,446,613	—	1,446,613
Health Care Products	—	541,858	—	541,858
Health Care Services	—	959,541	—	959,541
Insurance	—	539,435	—	539,435
Internet	—	385,203	—	385,203
Investment Company Security	—	239,642	—	239,642
Mining	—	205,546	—	205,546
Oil & Gas	—	1,061,704	—	1,061,704
Packaging & Containers	—	558,885	—	558,885
Pharmaceuticals	—	1,477,848	—	1,477,848
Pipelines	—	199,780	—	199,780
Retail	—	393,332	—	393,332
Semiconductors	—	750,116	—	750,116
Telecommunications	—	1,356,669	—	1,356,669
Textiles	—	542,507	—	542,507
Transportation	—	364,182	—	364,182
U.S. Government Agency Obligations	—	26,804,656	—	26,804,656
U.S. Treasury Obligations	—	18,271,400	—	18,271,400
Mortgage-Backed Securities	—	10,473,952	—	10,473,952
Asset-Backed Securities	—	2,825,463	—	2,825,463
Foreign Government Obligations	—	1,274,474	—	1,274,474
Senior Floating Rate Loans	—	39,024	—	39,024
Short-Term Investment	3,750,484	—	—	3,750,484
TOTAL INVESTMENTS	$3,750,484	$85,106,883	$—	$88,857,367
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	376,094	$376,094	$15,596,207	$12,221,817	$—	$—	3,750,484	$3,750,484	$8,301	$—
See accompanying notes to schedules of investments.

SSGA ACTIVE TRUST
NOTES TO Schedules OF INVESTMENTS
September 30, 2018 (Unaudited)

Security Valuation
Each Portfolio's or Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for determining the fair value of investments.
Valuation techniques used to value each Portfolio’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Portfolio's or Fund's NAV and the prices used by the Portfolios' or Funds' underlying benchmark. Various inputs are used in determining the value of the Portfolios' or Funds' investments.
The Portfolios or Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar

SSGA ACTIVE TRUST
NOTES TO Schedules OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Portfolio’s or Fund's investments according to the fair value hierarchy as of September 30, 2018, is disclosed in the Portfolio’s or Fund's respective Schedules of Investments.
Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.
The Portfolios and Funds had no transfers between levels for the period ended September 30, 2018.
Loan Agreements
The Blackstone / GSO Senior Loan Portfolio, SPDR DoubleLine Total Return Tactical ETF and SPDR DoubleLine Short Duration Total Return Tactical ETF invest in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Portfolios and the Fund do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Portfolios and the Fund as the issuers of such loans.
Other Transactions with Affiliates
The Portfolios or Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolios or Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2018, are disclosed in the Portfolios' or Funds' respective Schedules of Investments.
Aggregate Unrealized Appreciation and Depreciation
As of September 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR SSGA Multi-Asset Real Return ETF	$ 151,999,858	$ 5,633,251	$ 3,872,335	$ 1,760,916
SPDR SSGA Income Allocation ETF	109,592,442	582,225	2,469,261	(1,887,036)
SPDR SSGA Global Allocation ETF	254,952,816	27,326,007	1,479,583	25,846,424
Blackstone / GSO Senior Loan Portfolio	3,696,096,432	25,539,916	55,906,757	(30,366,841)
SPDR SSGA Ultra Short Term Bond ETF	98,483,846	66,925	35,748	31,177
SPDR DoubleLine Total Return Tactical ETF	3,155,465,495	9,009,125	127,350,194	(118,341,069)
State Street Disciplined Global Equity Portfolio	4,787,473	844,440	110,779	733,661
SPDR MFS Systematic Core Equity ETF	26,239,341	2,903,647	680,032	2,223,615
SPDR MFS Systematic Growth Equity ETF	42,432,546	6,263,577	1,044,879	5,218,698
SPDR MFS Systematic Value Equity ETF	35,274,456	3,349,952	672,338	2,677,614
SPDR DoubleLine Emerging Markets Fixed Income ETF	54,463,872	127,828	1,651,120	(1,523,292)
SPDR DoubleLine Short Duration Total Return Tactical ETF	89,850,716	38,049	1,031,398	(993,349)

SSGA ACTIVE TRUST
NOTES TO Schedules OF INVESTMENTS  (continued)
September 30, 2018 (Unaudited)

Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolios or Funds through the date on which the N-Q filings were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the N-Q filings.
Other information regarding the Portfolios or Funds is available in the Portfolio's or Fund's most recent Report to Shareholders. This information is also available on the Fund's website at www.spdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Active Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: November 26, 2018

By:	/s/ Bruce Rosenberg
Bruce Rosenberg
Treasurer and Principal Financial Officer

Date: November 26, 2018